Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 06, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Cole Credit Property Trust II Inc
Entity Central Index Key	0001308606
Document Type	S-4
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		208,584,611
Entity Public Float			$ 0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in real estate assets:
Land	$ 861,249	$ 863,257
Buildings and improvements, less accumulated depreciation of $297,422 and $238,688, respectively	1,911,029	1,959,922
Real estate assets under direct financing leases, less unearned income of $11,454 and $13,342, respectively	34,966	35,999
Acquired intangible lease assets, less accumulated amortization of $159,639 and $128,544, respectively	292,037	323,298
Total investment in real estate assets, net	3,099,281	3,182,476
Investment in mortgage notes receivable, net	73,438	76,745
Total investment in real estate and mortgage assets, net	3,172,719	3,259,221
Cash and cash equivalents	21,384	53,205
Restricted cash	10,206	11,811
Investment in unconsolidated joint venture	0	22,334
Rents and tenant receivables, less allowance for doubtful accounts of $80 and $547, respectively	62,182	57,403
Prepaid expenses and other assets	4,048	3,739
Deferred financing costs, less accumulated amortization of $20,499 and $17,751, respectively	18,997	22,609
Total assets	3,289,536	3,430,322
LIABILITIES AND STOCKHOLDERS��� EQUITY
Notes payable and line of credit	1,757,322	1,767,591
Accounts payable and accrued expenses	17,148	16,100
Due to affiliates	1,937	1,069
Acquired below market lease intangibles, less accumulated amortization of $53,557 and $42,880, respectively	119,550	130,680
Distributions payable	11,087	11,157
Deferred rental income, derivative and other liabilities	15,065	17,530
Total liabilities	1,922,109	1,944,127
Commitments and contingencies
Redeemable common stock	121	14,482
STOCKHOLDERS��� EQUITY:
Preferred stock, $0.01 par value; 10,000,000 shares authorized, none issued and outstanding	0	0
Common stock, $0.01 par value; 240,000,000 shares authorized, 208,597,575 and 210,151,692 shares issued and outstanding, respectively	2,086	2,101
Capital in excess of par value	1,883,113	1,882,971
Accumulated distributions in excess of earnings	(515,712)	(409,801)
Accumulated other comprehensive loss	(2,181)	(3,558)
Total stockholders��� equity	1,367,306	1,471,713
Total liabilities and stockholders��� equity	$ 3,289,536	$ 3,430,322

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accumulated depreciation on buildings & improvements	$ 297,422	$ 238,688
Unearned income on real estate assets under direct financing leases	11,454	13,342
Accumulated amortization on acquired intangible lease assets	159,639	128,544
Allowance for doubtful accounts on rents and tenant receivables	80	547
Accumulated amortization on deferred financing costs	20,499	17,751
Accumulated amortization on acquired below market lease intangibles	$ 53,557	$ 42,880
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	240,000,000	240,000,000
Common stock, shares issued	208,597,575	210,151,692
Common stock, shares outstanding	208,597,575	210,151,692

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Revenues:
Rental and other property income	$ 259,567		$ 251,499	$ 238,706
Tenant reimbursement income	15,249		17,020	14,044
Earned income from direct financing leases	1,888		1,942	2,067
Interest income on mortgage notes receivable	6,148		6,425	6,661
Interest income on marketable securities	0		2,459	7,672
Total revenue	282,852		279,345	269,150
Expenses:
General and administrative expenses	7,984		7,943	6,989
Property operating expenses	23,427		22,743	20,294
Property and asset management expenses	17,701		16,987	16,447
Merger related expenses	5,847		0	0
Acquisition related expenses	233		3,021	3,441
Depreciation	60,890		59,782	56,615
Amortization	28,348		28,464	28,547
Impairment of real estate assets	5,742		0	4,500
Total operating expenses	150,172		138,940	136,833
Operating income	132,680		140,405	132,317
Other income (expense):
Equity in income of unconsolidated joint ventures and other income	1,197		749	1,090
Gain on sale of real estate assets and property condemnation	639		92	0
Gain on sale of marketable securities	0		15,587	0
Gain on sale of unconsolidated joint venture interests	0		5,162	0
Impairment of investment in unconsolidated joint venture	(1,156)	[1]	0	0
Interest expense	(107,963)		(108,186)	(102,977)
Total other expense	(107,283)		(86,596)	(101,887)
Net Income	$ 25,397		$ 53,809	$ 30,430
Weighted average number of common shares outstanding:
Basic (shares)	210,075,980		209,693,707	207,198,078
Diluted (shares)	210,077,076		209,693,707	207,198,078
Net income per common share:
Basic and diluted (in dollars per share)	$ 0.12		$ 0.26	$ 0.15

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net income	$ 25,397		$ 53,809		$ 30,430
Other comprehensive income (loss):
Unrealized (loss) gain on marketable securities	0		(1,713)		23,051
Reclassification of previous unrealized gain on marketable securities into net income	0		(14,654)		0
Unrealized gain (loss) on interest rate swaps	1,164		98		(853)
Reclassification of previous unrealized loss on interest rate swaps into net income	213	[1]	0	[1]	0	[1]
Total other comprehensive income (loss)	1,377		(16,269)		22,198
Comprehensive income	$ 26,774		$ 37,540		$ 52,628

[1]	On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December��31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December��31, 2011 and 2010.

Consolidated Statement of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Capital in Excess of Par Value	Accumulated Distributions in Excess of Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2009	$ 1,521,984	$ 2,047	$ 1,762,904	$ (233,480)	$ (9,487)
Beginning balance, shares at Dec. 31, 2009		204,662,620
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		7,037,054
Issuance of common stock	61,377	70	61,307
Distributions to investors	(129,497)			(129,497)
Other offering costs	(9)		(9)
Redemptions of common stock, share		(2,382,328)
Redemptions of common stock	(21,638)	(24)	(21,614)
Stock compensation expense	7		7
Changes in redeemable common stock	75,523		75,523
Comprehensive income	52,628			30,430	22,198
Ending balance at Dec. 31, 2010	1,560,375	2,093	1,878,118	(332,547)	12,711
Ending balance, shares at Dec. 31, 2010		209,317,346
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		6,986,717
Issuance of common stock	59,696	70	59,626
Distributions to investors	(131,063)			(131,063)
Redemptions of common stock, share		(6,152,371)
Redemptions of common stock	(52,590)	(62)	(52,528)
Changes in redeemable common stock	(2,245)		(2,245)
Comprehensive income	37,540			53,809	(16,269)
Ending balance at Dec. 31, 2011	1,471,713	2,101	1,882,971	(409,801)	(3,558)
Ending balance, shares at Dec. 31, 2011	210,151,692	210,151,692
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		6,099,920
Issuance of common stock	57,034	61	56,973
Distributions to investors	(131,308)			(131,308)
Redemptions of common stock, share		(7,654,037)
Redemptions of common stock	(71,268)	(76)	(71,192)
Changes in redeemable common stock	14,361		14,361
Comprehensive income	26,774			25,397	1,377
Ending balance at Dec. 31, 2012	$ 1,367,306	$ 2,086	$ 1,883,113	$ (515,712)	$ (2,181)
Ending balance, shares at Dec. 31, 2012	208,597,575	208,597,575

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 25,397	$ 53,809	$ 30,430
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	60,890	59,782	56,615
Amortization of intangible lease assets and below market lease intangibles, net	21,698	21,976	20,695
Amortization of deferred financing costs	7,333	7,195	6,580
Amortization of premiums on mortgage notes receivable	722	705	687
Accretion of discount on marketable securities	0	(846)	(2,578)
Amortization of fair value adjustments of mortgage notes payable assumed	1,885	1,863	1,849
Bad debt expense (recovery)	689	87	(257)
Stock compensation expense	0	0	7
Impairment of real estate assets and joint venture investment	6,898	0	4,500
Equity in income of unconsolidated joint ventures	(1,157)	(666)	(965)
Return on investment from unconsolidated joint ventures	1,157	711	1,285
Gain on sale of real estate assets and property condemnation	639	92	0
Gain on sale of marketable securities	0	(15,587)	0
Gain on sale of unconsolidated joint venture interests	0	(5,162)	0
Changes in assets and liabilities:
Rents and tenant receivables	(5,663)	(11,874)	(11,815)
Prepaid expenses and other assets	(309)	127	246
Accounts payable and accrued expenses	(220)	1,401	(3,436)
Due to affiliates, deferred rental income and other liabilities	(310)	1,020	1,784
Net cash provided by operating activities	118,371	114,449	105,627
Cash flows from investing activities:
Investment in real estate and related assets and other capital expenditures	(22,601)	(121,552)	(115,790)
Proceeds from sale of real estate assets and property condemnation	7,405	247	5
Proceeds from sale of marketable securities	0	82,061	0
Proceeds from sale of unconsolidated joint venture interests	21,178	18,769	0
Principal repayments from mortgage notes receivable and real estate assets under direct financing leases	3,618	3,275	2,825
Return of investment from unconsolidated joint ventures	0	2,338	1,562
Refund of property escrow deposits	0	1,340	0
Payment of property escrow deposits	0	(1,340)	0
Change in restricted cash	1,605	(3,466)	1,191
Net cash provided by (used in) investing activities	11,205	(18,328)	(110,207)
Cash flows from financing activities:
Offering costs on issuance of common stock	0	0	(9)
Redemptions of common stock	(71,268)	(52,590)	(21,638)
Distributions to investors	(74,344)	(71,307)	(67,874)
Proceeds from notes payable, line of credit and repurchase agreement	311,300	247,796	445,312
Repayment of notes payable, line of credit and repurchase agreement	(323,454)	(209,623)	(327,079)
Payment of loan deposits	(1,015)	0	(2,145)
Refund of loan deposits	1,015	0	2,145
Deferred financing costs paid	(3,631)	(2,983)	(6,758)
Net cash (used in) provided by financing activities	(161,397)	(88,707)	21,954
Net (decrease) increase in cash and cash equivalents	(31,821)	7,414	17,374
Cash and cash equivalents, beginning of year	53,205	45,791	28,417
Cash and cash equivalents, end of year	$ 21,384	$ 53,205	$ 45,791

Organization and Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
ORGANIZATION AND BUSINESS
Cole Credit Property Trust II, Inc. (the “Company”) is a Maryland corporation formed on September 29, 2004, that has elected to be taxed, and currently qualifies, as a real estate investment trust (“REIT”) for federal income tax purposes. Substantially all of the Company’s business is conducted through Cole Operating Partnership II, LP (“Cole OP II”), a Delaware limited partnership. The Company is the sole general partner of and owns a 99.99% partnership interest in Cole OP II. Cole REIT Advisors II, LLC (“Cole Advisors II”), the advisor to the Company, is the sole limited partner and owner of an insignificant noncontrolling partnership interest of less than 0.01% of Cole OP II.
As of December 31, 2012, the Company owned 752 properties comprising 21.2 million rentable square feet of single and multi-tenant retail and commercial space located in 45 states and the U.S. Virgin Islands. As of December 31, 2012, the rentable space at these properties was 96% leased. As of December 31, 2012, the Company also owned 69 mortgage notes receivable secured by 43 restaurant properties and 26 single-tenant retail properties, each of which is subject to a net lease.
On June 27, 2005, the Company commenced an initial public offering on a “best efforts” basis of up to 45,000,000 shares of common stock offered at a price of $10.00 per share, subject to certain volume and other discounts, pursuant to a Registration Statement on Form S-11 filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Initial Offering”). The Company commenced its principal operations on September 23, 2005, when it issued the initial 486,000 shares of its common stock in the Initial Offering. The Registration Statement also covered up to 5,000,000 shares available pursuant to a distribution reinvestment plan (the “DRIP”) under which our stockholders may elect to have their distributions reinvested in additional shares of the Company’s common stock at the greater of $9.50 per share or 95% of the estimated value of a share of common stock. On November 13, 2006, the Company increased the aggregate amount of the Initial Offering to 49,390,000 shares for the primary offering and 5,952,000 shares pursuant to the DRIP in a related Registration Statement on Form S-11. Subsequently, the Company reallocated the shares of common stock available such that a maximum of 54,140,000 shares of common stock was available under the primary offering for an aggregate offering price of $541.4 million and a maximum of 1,202,000 shares was available under the DRIP for an aggregate offering price of $11.4 million.
The Company terminated the Initial Offering on May 22, 2007. As of the close of business on May 22, 2007, the Company had issued a total of 54,838,315 shares in the Initial Offering, including 53,909,877 shares sold in the primary offering and 928,438 shares sold pursuant to the DRIP, resulting in gross offering proceeds to the Company of $547.4 million. At the completion of the Initial Offering, a total of 503,685 shares of common stock remained unsold, including 230,123 shares that remained unsold in the primary offering and 273,562 shares of common stock that remained unsold pursuant to the DRIP. Unsold shares in the Initial Offering were deregistered.
On May 23, 2007, the Company commenced its follow-on public offering of up to 150,000,000 shares of its common stock (the “Follow-on Offering”). The Company terminated the Follow-on Offering on January 2, 2009. As of the close of business on January 2, 2009, the Company had issued a total of 147,454,259 shares in the Follow-on Offering, including 141,520,572 shares sold in the primary offering and 5,933,687 shares sold pursuant to the DRIP, resulting in gross offering proceeds of $1.5 billion. At the completion of the Follow-on Offering, a total of 1,595,741 shares of common stock remained unsold, including 1,529,428 shares that remained unsold in the primary offering and 66,313 shares of common stock that remained unsold pursuant to the DRIP. Unsold shares in the Follow-on Offering were deregistered.
On September 18, 2008, the Company registered 30,000,000 additional shares to be offered pursuant to its DRIP in a Registration Statement on Form S-3 (the “DRIP Offering”) (collectively with the Initial Offering and Follow-on Offering, the “Offerings”). On June 22, 2010, the Company’s board of directors amended the DRIP to provide that reinvestments of distributions made on or after July 15, 2010 will be made at a price equal to the most recent estimated per share value of the Company’s common stock as determined by the board of directors (the “Estimated Share Value”). As of December 31, 2012, the Estimated Share Value was $9.35 per share, which was determined by the board of directors on July 27, 2011 and used for the purchase of shares pursuant to the DRIP through December 6, 2012.
On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the Company’s share redemption program. Beginning with the distributions previously authorized by the board of directors for the month of December 2012, which were paid in January 2013, and continuing until such time as the board of directors may approve the resumption of the DRIP, all distributions authorized by the board of directors are to be paid to the Company’s stockholders in cash. As a result of the suspension of the share redemption program, all redemption requests received from stockholders during the fourth quarter of 2012 on or before December 6, 2012 and that were determined by the Company to be in good order on or before December 12, 2012 were honored in accordance with the terms, conditions and limitations of the share redemption program. The Company did not process or accept any requests for redemption received after December 6, 2012 and will not process or accept any future requests until such time as the board of directors may approve resumption of the share redemption program.
As of December 31, 2012, the Company had issued approximately 231.2 million shares of common stock in its Offerings for aggregate gross proceeds of $2.3 billion (including proceeds from the issuance of shares pursuant to the DRIP Offering of $261.3 million), before share redemptions of $206.1 million. As of December 31, 2012, the Company had incurred an aggregate of $188.3 million in offering costs, selling commissions, and dealer manager fees in the Offerings.
The Company’s stock is not currently listed on a national securities exchange. On January 22, 2013, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Spirit Realty Capital, Inc. (“Spirit”), a publicly-listed REIT. The Merger Agreement provides for the merger of Spirit with and into the Company, with the Company as the surviving corporation (the “Merger”). Upon consummation of the Merger, Spirit stockholders will receive 1.9048 shares of the Company’s common stock for each share of Spirit common stock they own (which equates to an inverse exchange ratio of 0.525 shares of Spirit common stock for each share of the Company’s common stock) and each share of Company common stock will remain an issued and outstanding share of the combined company. Upon the closing of the Merger, the combined company will list its shares on the New York Stock Exchange and trade under Spirit’s existing ticker “SRC”. Refer to Note 2 to these consolidated financial statements for further discussion regarding the Merger.

Merger Agreement	12 Months Ended
Dec. 31, 2012
Merger Agreement [Abstract]
MERGER AGREEMENT
On January 22, 2013, the Company, Cole OP II, Spirit and Spirit Realty, L.P., a Delaware limited partnership (the “Spirit Partnership”), entered into the Merger Agreement. The Merger Agreement provides for the merger of Spirit with and into the Company with the Company continuing as the surviving corporation (the “Surviving Corporation”) and the merger of the Cole OP II with and into the Spirit Partnership (the “Partnership Merger”) with the Spirit Partnership continuing as the surviving limited partnership (the “Surviving Limited Partnership”). A special committee of independent directors of the Company unanimously recommended the Merger and the board of directors has unanimously approved the Merger Agreement, the Merger and the other transactions contemplated by the Merger Agreement.
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Merger (the “Merger Effective Time”), each outstanding share of common stock, par value $0.01 per share, of Spirit (“Spirit Common Stock”) will be converted into the right to receive 1.9048 (the “Exchange Ratio”) shares of common stock, par value $0.01 per share, of the Surviving Corporation (“Surviving Corporation Common Stock”). At and after the Merger Effective Time, each share of common stock, par value $0.01 per share, of the Company (“Company Common Stock”) issued and outstanding immediately prior to the Merger Effective Time shall remain outstanding. At the effective time of the Partnership Merger, (i) each outstanding partnership unit in the Cole OP II (other than partnership units held by the Company, which shall cease to exist) shall automatically be converted into one validly issued share of Surviving Corporation Common Stock; (ii) each outstanding partnership unit in the Spirit Partnership shall remain outstanding; and (iii) the general partner interest of the Spirit Partnership shall constitute the only general partner interests in the Surviving Partnership.
Under the terms of the Merger Agreement, at the Merger Effective Time, the Surviving Corporation shall assume Spirit’s 2012 Incentive Award Plan (the “Plan”) and the number and kind of shares available for issuance under the Plan shall be converted into shares of Surviving Corporation Common Stock, after giving effect to the Exchange Ratio, in accordance with the provisions of the Plan. Similarly, all outstanding shares of Spirit Common Stock that are subject to vesting and other restrictions will convert into restricted shares of Surviving Corporation Common Stock, after giving effect to the Exchange Ratio, with the same terms and conditions as were applicable to such shares of Spirit Common Stock immediately prior to the Merger Effective Time.
The completion of the Merger is subject to customary conditions, including, among others: (i) approval by the holders of a majority of the outstanding shares of Spirit Common Stock; (ii) approval by the holders of a majority of the outstanding shares of Company Common Stock; (iii) the authorization of the listing on the New York Stock Exchange (the “NYSE”) of the Surviving Corporation Common Stock, including the Surviving Corporation Common Stock to be issued in connection with the Merger; (iv) the registration statement on Form S-4 registering the applicable Surviving Corporation Common Stock to be issued as consideration for the Merger having been declared effective by the Securities and Exchange Commission (the “SEC”); and (v) the obtaining of certain third party consents.
At the Merger Effective Time, the size of the board of directors of the Surviving Corporation will be set at nine, and all of the directors of Spirit immediately prior to the consummation of the Merger and up to two individuals designated by the Company and reasonably satisfactory to Spirit, will comprise the board of directors of the Surviving Corporation. Spirit’s management will oversee the operations of the Surviving Corporation. In addition, at the Merger Effective Time, the charter and bylaws of the Surviving Corporation will be amended and restated to be substantially identical to the charter and bylaws of Spirit, as in effect immediately prior to the Merger Effective Time. The name of the Surviving Corporation shall be “Spirit Realty Capital, Inc.”
The Company and Spirit have made certain customary representations, warranties and covenants in the Merger Agreement. Each of the Company and Spirit is required, among other things: (i) subject to certain exceptions, to conduct its business in the ordinary course consistent with past practice during the interim period between the execution of the Merger Agreement and the consummation of the Merger; and (ii) not to solicit alternative transactions, and, subject to certain exceptions, not to enter into discussions concerning, or provide confidential information in connection with, any alternative transaction. Each party has also agreed to use its reasonable best efforts to cause the Merger to be consummated. In addition, subject to certain exceptions, the Merger Agreement requires each party to call and hold a meeting of its stockholders and for the respective board of directors of each party to recommend that its stockholders approve the Merger and the transactions contemplated by the Merger Agreement.
 The Merger Agreement contains certain termination rights for both the Company and Spirit, including, among other bases for termination, if the Merger is not consummated on or before July 22, 2013 (subject to a two month extension under certain circumstances) and if the requisite approvals of either the stockholders of the Company or Spirit are not obtained. In addition, either party may choose to terminate the Merger Agreement under certain circumstances, including among others, if: (i) prior to its stockholder vote, the party receives a Superior Proposal, as defined in the Merger Agreement, and after providing the other party with adequate notice and paying the termination fee (as described below), the party enters into a definitive agreement in connection with such Superior Proposal; or (ii) the party’s board of directors changes its recommendation to its stockholders to vote in favor of the Merger as a result of an Intervening Event, as defined in the Merger Agreement, and contemporaneously such party pays the other party the termination fee. If no alternative acquisition proposal has been publicly announced prior to a party’s meeting of its stockholders and such party fails to obtain the approval of its stockholders, such party may be required to reimburse the other party’s transaction expenses (as described below). The Merger Agreement provides that, in connection with the termination of the Merger Agreement under specified circumstances, one party may be required to pay to the other a termination fee of $55.0 million and/or reimburse the other party’s transaction expenses up to an amount equal to $10.0 million.
As of December 31, 2012 the Company had incurred $5.8 million for legal, consulting and other expenses related to the Merger.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”), in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior year balances have been reclassified in the consolidated statements of operations to separately present gain on sale of real estate assets and property condemnation. In addition, certain prior year balances have been reclassified in the consolidated statements of cash flows to combine proceeds from the sale of real estate assets with proceeds received from property condemnations.
The Company evaluates its relationships and investments to determine if it has variable interests. A variable interest is an investment or other interest that will absorb portions of an entity’s expected losses or receive portions of the entity’s expected residual returns. If the Company determines that it has a variable interest in an entity, it evaluates whether such interest is in a variable interest entity (“VIE”). A VIE is broadly defined as an entity where either (1) the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance or (2) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. The Company consolidates any VIEs when it is determined to be the primary beneficiary of the VIE’s operations.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors include, but are not limited to, the Company’s ability to direct the activities that most significantly impact the entity’s economic performance, its form of ownership interest, its representation on the entity’s governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions and to replace the manager of and/or liquidate the entity.
The Company continually evaluates the need to consolidate joint ventures, if any, based on standards set forth in GAAP. In determining whether the Company has a controlling interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, power to make decisions and contractual and substantive participating rights of the partners/members as well as whether the entity is a VIE for which the Company is the primary beneficiary. The Company has no relationship, investment or other interests in entities that are or were required to be consolidated because the Company has no variable interests in an entity that qualifies as a VIE.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Investment in and Valuation of Real Estate and Related Assets
Real estate and related assets are stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets consist of the cost of acquisition, excluding acquisition related expenses, construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance are expensed as incurred.
The Company is required to make subjective assessments as to the useful lives of its depreciable assets. The Company considers the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term
The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company considers include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions, and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company assesses the recoverability of the assets by determining whether the carrying amount of the assets will be recovered through the undiscounted future cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying amount, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally, fair value is determined using a discounted cash flow analysis and recent comparable sales transactions.
The Company continually monitors certain properties for which it has identified impairment indicators. As of December 31, 2012, the Company had seven properties with an aggregate book value of $46.7 million for which it had assessed the recoverability of the carrying amounts. For six of these properties, the undiscounted future cash flows expected as a result of the use of the real estate and related assets and the eventual disposition of the assets continued to exceed their carrying amount as of December 31, 2012. Should the conditions related to any of these, or any of the Company’s other properties change, the underlying assumptions used to determine the expected undiscounted future cash flows may change and adversely affect the recoverability of the respective real estate and related assets’ carrying amounts. The Company identified two properties during the year ended December 31, 2012 and one property during the year ended December 31, 2010 with impairment indicators for which the undiscounted future cash flows expected as a result of the use and eventual disposition of each of the real estate and related assets were less than the carrying amount of the respective properties. As a result, the Company reduced the carrying amount of each of the real estate and related assets to their estimated fair value by recognizing an impairment loss of $5.7 million during the year ended December 31, 2012 and $4.5 million during the year ended December 31, 2010. No impairment indicators were identified and no impairment losses were recorded during the year ended December 31, 2011.
When developing estimates of expected future cash flows, the Company makes certain assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in estimating expected future cash flows could result in a different determination of the property’s expected future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.
When a real estate asset is identified by the Company as held for sale, the Company ceases depreciation and amortization of the assets related to the property and estimates the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying amount of the asset, an adjustment to the carrying amount would be recorded to reflect the estimated fair value of the property, net of selling costs. There were no assets identified as held for sale as of December 31, 2012 or 2011.
Allocation of Purchase Price of Real Estate and Related Assets
Upon the acquisition of real properties, the Company allocates the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses are expensed as incurred. The Company utilizes independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company obtains an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, is used in estimating the amount of the purchase price that is allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm has no involvement in management’s allocation decisions other than providing this market information.
The fair values of above market and below market lease values are recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values are capitalized as intangible lease assets or liabilities, respectively. Above market lease values are amortized as a reduction to rental income over the remaining terms of the respective leases. Below market leases are amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company evaluates economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.
The fair values of in-place leases include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant include commissions and other direct costs and are estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which are calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, are capitalized as intangible lease assets and are amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.
The Company estimates the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable are initially recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance is amortized to interest expense over the term of the respective mortgage note payable.
The determination of the fair values of the real estate and related assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.
Investment in Direct Financing Leases
For real estate property leases classified as direct financing leases, the building portion of the leases are accounted for as direct financing leases, while the land portion is accounted for as operating leases. For direct financing leases, the Company records an asset which represents the net investment that is determined by using the aggregate of the total amount of future minimum lease payments, the estimated residual value of the leased property and deferred incremental direct costs less unearned income. Income is recognized over the life of the lease to approximate a level rate of return on the net investment. Residual values, which are reviewed quarterly, represent the estimated amount we expect to receive at lease termination from the disposition of the leased property. Actual residual values realized could differ from these estimates. The Company evaluates the collectability of future minimum lease payments on each direct financing lease to determine collectability primarily through the evaluation of payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company has not provided for an allowance of doubtful accounts based on the grouping of direct financing leases because the Company believes the characteristics of each direct financing lease are not sufficiently similar to allow an evaluation as a group for a possible allowance. As such, all of the Company’s direct financing leases are evaluated individually for the purpose of determining if an allowance is needed. Any write-down of an estimated residual value is recognized as an impairment loss in the current period. There were no impairment losses or allowances recorded related to direct financing leases during the years ended December 31, 2012, 2011 and 2010.
Investment in Mortgage Notes Receivable
Mortgage notes receivable consist of loans acquired by the Company, which are secured by real estate properties. Mortgage notes receivable are recorded at stated principal amounts net of any discount or premium or deferred loan origination costs or fees. The related discounts or premiums on mortgage notes receivable purchased are amortized or accreted over the life of the related mortgage receivable. The Company defers certain loan origination and commitment fees and amortizes them as an adjustment of the mortgage notes receivable’s yield over the term of the related mortgage receivable. The Company evaluates the collectability of both interest and principal on each mortgage note receivable to determine whether it is collectible, primarily through the evaluation of credit quality indicators such as underlying collateral and payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company does not provide for an allowance for loan losses based on the grouping of loans as the Company believes the characteristics of the loans are not sufficiently similar to allow for an evaluation of these loans as a group for a possible loan loss allowance. As such, all of the Company’s loans are evaluated individually for the purpose of determining if an allowance is needed. A mortgage note receivable is considered to be impaired, when based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. If a mortgage note receivable is considered to be impaired, the amount of loss is calculated by comparing the recorded investment to the value determined by discounting the expected future cash flows at the mortgage note receivable’s effective interest rate or to the value of the underlying collateral if the mortgage note receivable is collateral dependent. Interest income on a performing mortgage note receivable is accrued as earned. Interest income on impaired mortgage notes receivable is recognized on a cash basis. No impairment losses or allowances were recorded related to mortgage notes receivable for the years ended December 31, 2012, 2011 and 2010.
Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.
Restricted Cash
The restricted cash balance of $10.2 million and $11.8 million as of December 31, 2012 and 2011, respectively, included amounts held by lenders in escrow accounts for tenant and capital improvements, leasing commissions, repairs and maintenance and other lender reserves for certain properties, in accordance with the respective lender’s loan agreement.
Investment in Unconsolidated Joint Venture
The Company did not have an investment in any unconsolidated joint ventures as of December 31, 2012. The investment in unconsolidated joint venture as of December 31, 2011 consisted of the Company’s non-controlling majority interest in a joint venture that owned a 386,000 square foot multi-tenant property in Independence, Missouri (“Independence Commons”), which was sold on September 28, 2012. As of December 31, 2011, the aggregate carrying amount of assets held within the unconsolidated joint venture was $59.3 million and the face value of the non-recourse mortgage note payable was $34.1 million.
The Company accounted for the unconsolidated joint venture using the equity method of accounting as the Company had the ability to exercise significant influence, but not control, over operating and financial policies of the venture. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for the Company’s share of equity in the joint venture’s earnings and distributions. The Company is required to determine whether an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of its investment in the joint venture. If an event or change in circumstance has occurred, the Company is required to evaluate the joint venture for potential impairment and determine if the carrying amount of its investment exceeds its fair value. An impairment charge is recorded when an impairment is deemed to be other than temporary. To determine whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until the carrying amount is fully recovered. The evaluation of an investment in a joint venture for potential impairment requires the Company’s management to exercise significant judgment and to make certain assumptions. The use of different judgments and assumptions could result in different conclusions. On September 28, 2012, the Company sold 100% of its interest in Independence Commons to its joint venture partner for cash proceeds of $21.2 million. In connection with the transaction, the Company evaluated the terms of the purchase and sale agreement and respective sales price, and determined that its investment in Independence Commons was impaired because the carrying amount of its investment exceeded its fair value. As a result, the Company evaluated whether the impairment was other-than-temporary. Because the Company agreed to sell its interest, and it did not have the intent to hold the investment until the carrying amount was fully recovered, the Company determined that the impairment was other-than-temporary and recorded an impairment loss of $1.2 million. No impairment indicators were identified and no impairment losses were recorded related to the unconsolidated joint venture for the years ended December 31, 2011 and 2010. The Company recognizes gains or losses on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.
Rents and Tenant Receivables
Rents and tenant receivables primarily includes amounts to be collected in future periods related to the recognition of rental income on a straight-line basis over the lease term and cost recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable related to base rents, expense reimbursements and other revenues. The Company analyzes accounts receivable and historical bad debt levels, customer credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants in bankruptcy are analyzed and estimates are made in connection with the expected recovery of pre-petition and post-petition claims. The Company records allowances for those balances that the Company deems to be uncollectible, including any amounts relating to straight-line rent receivables. The Company’s reported net income is directly affected by management’s estimate of the collectability of accounts receivable.
Prepaid Expenses and Other Assets
Prepaid expenses and other assets primarily includes expenses paid as of the balance sheet date that relate to future periods and will be expensed or reclassified to another account during the period to which the costs relate. Any amounts with no future economic benefit are charged to earnings when identified.
Derivative Instruments and Hedging Activities
The Company accounts and reports for its derivative instruments, including certain derivative instruments embedded in other contracts, at fair value. Accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative instrument and the designation of the derivative instrument. The change in fair value of the effective portion of the derivative instrument that is designated as a hedge is recorded as other comprehensive income. The changes in fair value for derivative instruments that are not designated as a hedge or that do not meet the hedge accounting criteria are recorded as a gain or loss to operations.
Deferred Financing Costs
Deferred financing costs are capitalized and amortized on a straight-line basis over the term of the related financing arrangement, which approximates the effective interest method. Amortization of deferred financing costs for the years ended December 31, 2012, 2011 and 2010, was $7.3 million, $7.2 million and $6.6 million, respectively, and was recorded in interest expense in the consolidated statements of operations.
Revenue Recognition
Certain properties have leases where minimum rent payments increase during the term of the lease. The Company records rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. The Company defers the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved. Expected reimbursements from tenants for recoverable real estate taxes and operating expenses are included in tenant reimbursement income in the period the related costs are incurred.
Income Taxes
The Company qualified and elected to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Company generally is not subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company maintains its qualification for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.
Concentration of Credit Risk
As of December 31, 2012, the Company had cash on deposit, including restricted cash, in four financial institutions, all of which had deposits in excess of federally insured levels totaling $7.7 million; however, the Company has not experienced any losses in such accounts. The Company limits significant cash deposits to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.
No single tenant accounted for greater than 10% of the Company’s gross annualized rental revenues for the year ended December 31, 2012. Tenants in the specialty retail, drugstore and restaurant industries comprised 17%, 15% and 15%, respectively, of the Company’s 2012 gross annualized rental revenues. Additionally, the Company has certain geographic concentrations in its property holdings. In particular, as of December 31, 2012, 166 of the Company’s properties were located in Texas and 23 were located in Florida, accounting for 16% and 10%, respectively, of the Company’s 2012 gross annualized rental revenues.
Due to Affiliates
As of December 31, 2012 and 2011, $1.9 million and $1.1 million, respectively, was due to Cole Advisors II and its affiliates primarily related to property and asset management fees, and the reimbursement of general and administrative, property and asset management expenses incurred.
Stockholders’ Equity
As of each of the years ended December 31, 2012 and 2011, the Company was authorized to issue 240,000,000 shares of common stock and 10,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. The Company’s board of directors may amend the charter to authorize the issuance of additional shares of capital stock without obtaining stockholder approval. The par value of investor proceeds raised from the Offerings is classified as common stock, with the remainder allocated to capital in excess of par value.
Redeemable Common Stock
The Company has adopted a share redemption program that permits its stockholders to sell their shares, which is subject to the limitations discussed in Note 18 to these consolidated financial statements. The Company records amounts that are redeemable under the share redemption program as redeemable common stock outside of permanent equity in its consolidated balance sheets. Redeemable common stock is recorded at the greater of the carrying amount or redemption value each reporting period. Changes in the value from period to period are recorded as an adjustment to capital in excess of par.
On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program. As of December 31, 2012, there was $121,000 recorded as redeemable common stock on the consolidated balance sheet related to valid redemption requests received on or before December 6, 2012 which were redeemed subsequent to December 31, 2012.
As of December 31, 2011, the quarterly redemption limit was less than the proceeds received from the sale of shares from the DRIP Offering, resulting in the Company recording one-fourth of 3% of the weighted average number of shares outstanding during the prior calendar year at a price of $9.35 as redeemable common stock on the consolidated balance sheet.
Earnings per Share
Earnings per share are calculated based on the weighted average number of common shares outstanding during each period presented. Diluted income per share considers the effect of all potentially dilutive share equivalents, including the outstanding independent directors’ stock options discussed in Note 17 to these consolidated financial statements.
Stock Options
GAAP requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options related to the 2004 Independent Directors’ Stock Option Plan (“IDSOP”), based on estimated fair values. As of December 31, 2012 and 2011, there were 45,000 stock options outstanding under the IDSOP at a weighted average exercise price of $9.12 per share.
Reportable Segments
The Company’s operating segment consists of commercial properties, which include activities related to investing in real estate including retail, office and distribution properties and other real estate related assets. The commercial properties are geographically diversified throughout the United States, and the Company’s chief operating decision maker evaluates operating performance on an overall portfolio level. These commercial properties have similar economic characteristics; therefore, the Company’s properties are aggregated into one reportable segment.
Interest
Interest is charged to interest expense as it accrues. No interest costs were capitalized during the years ended December 31, 2012, 2011 and 2010.
Distributions Payable and Distribution Policy
In order to maintain its status as a REIT, the Company is required to make distributions each taxable year equal to at least 90% of its taxable income, excluding capital gains. To the extent funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of the applicable record dates.
Pursuant to the Company’s DRIP, distributions are reinvested in shares of the Company’s common stock at a price equal to the most recent Estimated Share Value of the Company’s common stock as determined by its board of directors. The Company’s board of directors determined that the Estimated Share Value, as of July 27, 2011, was $9.35 per share, which was an increase from the previous share value of $8.05. On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program as discussed in Note 1 to these consolidated financial statements.
On August 8, 2012, the Company’s board of directors declared a daily distribution of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing on October 1, 2012 and ending on December 31, 2012. As of December 31, 2012, the Company had distributions payable of $11.1 million. The distributions were paid in cash in January 2013.
New Accounting Pronouncements
In May 2011, the U.S. Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”), which converges guidance between GAAP and International Financial Reporting Standards to provide a uniform framework of fair value measurements and requires additional disclosures including quantifiable information about measurements to changes in unobservable inputs for Level 3 fair value measurements. ASU 2011-04 became effective for the Company on January 1, 2012. The adoption of ASU 2011-04 has not had a material impact on the Company’s consolidated financial statements.
In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The Company elected to present two separate but consecutive statements herein.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS
GAAP defines fair value, establishes a framework for measuring fair value and requires disclosures about fair value measurements. GAAP emphasizes that fair value is intended to be a market-based measurement, as opposed to a transaction-specific measurement.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, various techniques and assumptions can be used to estimate the fair value. Assets and liabilities are measured using inputs from three levels of the fair value hierarchy, as follows:
Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. An active market is defined as a market in which transactions for the assets or liabilities occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
Level 2 – Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active (markets with few transactions), inputs other than quoted prices that are observable for the asset or liability (i.e. interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data correlation or other means (market corroborated inputs).
Level 3 – Unobservable inputs, which are only used to the extent that observable inputs are not available, reflect the Company’s assumptions about the pricing of an asset or liability.
During the year ended December 31, 2012, real estate assets with a carrying amount of $10.3 million related to two properties were deemed to be impaired and their carrying amounts were reduced to their estimated fair value of $4.5 million, resulting in an impairment charge of approximately $5.7 million, which is included in impairment of real estate assets on the consolidated statement of operations for the year ended December 31, 2012. In addition, during the year ended December 31, 2012, the Company’s investment in its unconsolidated joint venture was deemed to be impaired and its carrying amount was reduced to its estimated fair value of $21.2 million, resulting in an impairment charge of $1.2 million, which is included in impairment of joint venture investment on the consolidated statement of operations for the year ended December 31, 2012.
A summary of real estate and other assets measured at fair value on a non-recurring basis during the year ended December 31, 2012 is as follows (in thousands):

	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Description:
Investment in real estate assets	$4,532	$—	$—	$4,532	$5,742
Investment in unconsolidated joint venture (1)	$—	$—	$—	$—	$1,156

(1) The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.
During the year ended December 31, 2011, there were no real estate assets or joint venture investments measured at fair value on a non-recurring basis.
The Company’s estimated fair value of its real estate assets was primarily based upon a discounted cash flow analysis and an estimated sales price provided by a third party broker. The discounted cash flow analysis was comprised of unobservable inputs, including internally prepared probability-weighted cash flow estimates, which included estimated future market rental income, property operating expenses, the expected number of months to re-lease the property and estimated tenant improvements, which are all considered Level 3 inputs. In addition, the discounted cash flow analysis utilized observable discount rates and terminal capitalization rates, which were based on available information obtained from third-party service provider reports, which are considered Level 2 inputs. The Company’s estimated fair value of its joint venture investment was primarily based upon an indicative offer by the Company’s joint venture partner, which is considered to be a Level 2 input.
The following describes the methods the Company uses to estimate the fair value of the Company’s financial assets and liabilities:
Cash and cash equivalents and restricted cash – The Company considers the carrying amounts of these financial assets to approximate fair value because of the short period of time between their origination and their expected realization.
Mortgage notes receivable – The fair value is estimated by discounting the expected cash flows on the notes at rates at which management believes similar loans would be made as of December 31, 2012 and 2011. The estimated fair value of these notes was $86.1 million and $85.3 million as December 31, 2012 and 2011, respectively, as compared to the carrying amount of $73.4 million and $76.7 million as of December 31, 2012 and 2011, respectively. The fair value of the Company’s mortgage notes receivable is estimated using Level 2 inputs.
Notes payable and line of credit – The fair value is estimated by discounting the expected cash flows based on estimated borrowing rates available to the Company as of December 31, 2012 and 2011. The estimated fair value of the notes payable and line of credit was $1.9 billion and $1.8 billion as of December 31, 2012 and 2011, respectively, as compared to the carrying amount of $1.8 billion, as of both December 31, 2012 and 2011. The fair value of the Company’s notes payable and line of credit is estimated using Level 2 inputs.
Derivative Instruments – The Company’s derivative instruments represent interest rate swaps. All derivative instruments are carried at fair value and are valued using Level 2 inputs. The fair value of these instruments is determined using interest rate market pricing models. The Company includes the impact of credit valuation adjustments on derivative instruments measured at fair value.
Considerable judgment is necessary to develop estimated fair values of financial assets and liabilities. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize, or be liable for, on disposition of the financial assets and liabilities. As of December 31, 2012, there have been no transfers of financial assets or liabilities between levels.
In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company’s financial liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2012 and 2011(in thousands):

	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$2,181	$—	$2,181	$—

	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$3,558	$—	$3,558	$—
The following table shows a reconciliation of the change in fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis with significant unobservable inputs (Level 3), which consist of marketable securities, for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Balance at beginning of year	$—	$81,995
Total gains or losses
Realized gain included in earnings	—	15,587
Reclassification of previous unrealized gain out of other comprehensive income	—	(14,654)
Unrealized loss included in other comprehensive income	—	(1,713)
Purchases, issuances, settlements, sales and accretion
Purchases	—	—
Issuances	—	—
Settlements	—	(82,061)
Accretion of discount included in earnings	—	846
Balance at end of year	$—	$—

Investment in Direct Financing Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
INVESTMENT IN DIRECT FINANCING LEASES
INVESTMENT IN DIRECT FINANCING LEASES
The components of investment in direct financing leases as of December 31, 2012 and December 31, 2011 were as follows (in thousands):

	December 31, 2012	December 31, 2011
Minimum lease payments receivable	$18,566	$21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	$34,966	$35,999

A summary of minimum future lease payments, exclusive of renewals, under the non-cancelable direct financing leases as of December 31, 2012 is as follows (in thousands):

Year ended December 31,	Amount
2013	$2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$18,566

Real Estate Transactions	12 Months Ended
Dec. 31, 2012
Real Estate [Abstract]
REAL ESTATE TRANSACTIONS
REAL ESTATE TRANSACTIONS
2012 Property Acquisition
During the year ended December 31, 2012, the Company acquired a 100% interest in one commercial property for a purchase price of $7.6 million (the “2012 Acquisition”). The Company purchased the 2012 Acquisition with a combination of proceeds from the DRIP Offering, cash flows from operations and net proceeds from borrowings. The Company allocated the purchase price of the 2012 Acquisition to the fair value of the assets acquired. The following table summarizes the purchase price allocation (in thousands):

December 31, 2012
Land	$1,858
Building and improvements	5,073
Acquired in-place leases	624
Acquired above market leases	36
Total purchase price	$7,591

The Company recorded revenue for the year ended December 31, 2012 of $77,000, and net loss for the year ended December 31, 2012 of $168,000, related to the 2012 Acquisition. In addition, the Company recorded $233,000 of acquisition related expenses for the year ended December 31, 2012.
2011 Property Acquisitions
During the year ended December 31, 2011, the Company acquired a 100% interest in 28 commercial properties for an aggregate purchase price of $100.7 million (the “2011 Acquisitions”). The Company purchased the 2011 Acquisitions with a combination of proceeds from the DRIP Offering, cash flows from operations and net proceeds from borrowings. The Company allocated the purchase price of the 2011 Acquisitions to the fair value of the assets acquired and liabilities assumed. The following table summarizes the purchase price allocation (in thousands):

December 31, 2011
Land	$29,570
Building and improvements	57,405
Acquired in-place leases	14,139
Acquired above market leases	835
Acquired below market leases	(1,232)
Total purchase price	$100,717

The Company recorded revenue for the year ended December 31, 2011 of $6.0 million, and net income for the year ended December 31, 2011 of $1.0 million, related to the 2011 Acquisitions. In addition, the Company recorded $3.0 million of acquisition related expenses for the year ended December 31, 2011.
The following information summarizes selected financial information from the combined results of operations of the Company, as if all of the 2011 Acquisitions were completed on January 1, 2010 for each period presented below. The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the years ended December 31, 2011 and 2010, respectively (in thousands):

	December 31, 2011	December 31, 2010
Pro forma basis (unaudited):
Revenue	$283,515	$279,310
Net income	$57,506	$32,261

The unaudited pro forma information for the year ended December 31, 2011 was adjusted to exclude $3.0 million of acquisition costs related to the 2011 Acquisitions. These costs were recognized in the unaudited pro forma information for the year ended December 31, 2010. The unaudited pro forma information is presented for informational purposes only and may not be indicative of what actual results of operations would have been had the transactions occurred at the beginning of 2010, nor does it purport to represent the results of future operations.
2012 Other Investments in Real Estate
During the year ended December 31, 2012, the Company paid a tenant improvement allowance of $8.8 million for expansion and improvements to two existing properties, for which the Company will receive additional rents. Such costs were capitalized to building and improvements and will be depreciated over their estimated useful lives.
2011 Other Investment in Real Estate
During the year ended December 31, 2011, the Company paid a tenant improvement allowance of $12.0 million for an expansion and improvements to an existing property, including the conversion of an existing warehouse into office space and the construction of a parking area, for which the Company will receive additional rents. Such costs were capitalized to buildings and improvements and will be depreciated over their estimated useful life.
2012 Dispositions
During the year ended December 31, 2012, the Company sold two properties for a gross sales price of $7.5 million (the “2012 Dispositions”). The transaction resulted in net cash proceeds of $7.3 million to the Company and a gain of $552,000. In connection with this sale, $215,000 of straight-line rent receivables were written off as a reduction to the gain. The Company has no continuing involvement with the 2012 Dispositions. The Company recorded revenue of $610,000, $633,000 and $633,000 for the years ended December 31, 2012, 2011 and 2010, respectively, related to the 2012 Dispositions. In addition, the Company recorded net income, excluding the gain on sale, of $24,000, $154,000 and $147,000 for the years ended December 31, 2012, 2011 and 2010, respectively, related to the 2012 Dispositions. The results of operations for the 2012 Dispositions have not been presented as discontinued operations on the Company’s consolidated statements of operations because the 2012 Dispositions are not considered to be a material component of the Company’s operations.
In addition, on September 28, 2012, the Company sold 100% of its interest in an unconsolidated joint venture that owned a 386,000 square foot multi-tenant retail building, Independence Commons, for cash proceeds of $21.2 million, which approximated its carrying amount, as discussed in Note 3 to these consolidated financial statements.
2011 Dispositions
On September 30, 2011, the Company sold 100% of its interest in an unconsolidated joint venture that owned and operated ten self-storage properties located in Arizona for net cash proceeds of $18.8 million. The Company recorded a gain on the sale of $5.2 million. The Company did not dispose of any additional properties during the year ended December 31, 2011.

Acquired Intangible Lease Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
ACQUIRED INTANGIBLE LEASE ASSETS
ACQUIRED INTANGIBLE LEASE ASSETS
Acquired intangible lease assets consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired in-place leases, net of accumulated amortization of $138,333 and $111,556,
respectively (with a weighted average life of 10.5 and 11.1 years, respectively)	$250,628	$277,764
Acquired above market leases, net of accumulated amortization of $21,306 and $16,988,
respectively (with a weighted average life of 11.8 and 11.4 years, respectively)	41,409	45,534
	$292,037	$323,298

Amortization expense related to the intangible assets for the years ended December 31, 2012, 2011 and 2010 was $32.7 million, $33.4 million, and $33.2 million, respectively.
Estimated amortization expense related to the intangible lease assets as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

	Amortization
Year ended December 31,	Leases In-Place	Above Market Leases
2013	$26,849	$4,296
2014	$26,265	$4,258
2015	$25,224	$4,199
2016	$23,374	$3,853
2017	$21,339	$3,578

Investment in Mortgage Notes Receivable	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
INVESTMENT IN MORTGAGE NOTES RECEIVABLE
INVESTMENT IN MORTGAGE NOTES RECEIVABLE
As of December 31, 2012, the Company owned 69 mortgage notes receivable, which were secured by 43 restaurant properties and 26 single-tenant retail properties (each, a “Mortgage Note”, and collectively, the “Mortgage Notes”). As of December 31, 2012, the Mortgage Notes balance of $73.4 million consisted of the face amount of the Mortgage Notes of $68.0 million, a $6.9 million premium, $2.0 million of acquisition costs, and was net of accumulated amortization of premium and acquisition costs of $3.5 million. As of December 31, 2011, the Mortgage Notes balance of $76.7 million consisted of the face amount of the Mortgage Notes of $70.6 million, a $6.9 million premium, $2.0 million of acquisition costs, and was net of accumulated amortization of premium and acquisition costs of $2.8 million. The premium and acquisition costs are amortized into interest income over the term of each Mortgage Note using the effective interest rate method. The Mortgage Notes mature on various dates from August 1, 2020 to January 1, 2021. Interest and principal are due each month at interest rates ranging from 8.60% to 10.47% per annum with a weighted average interest rate of 9.89%. There were no amounts past due as of December 31, 2012.

Marketable Securities	12 Months Ended
Dec. 31, 2012
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES
During the year ended December 31, 2011, the Company sold all six of its investments in commercial mortgage backed securities (“CMBS”) for $82.1 million and realized a gain on the sale of $15.6 million. Realized gains and losses from the sale of available-for-sale securities are determined on a specific identification basis. The Company had no investments in CMBS as of and during the year ended December 31, 2012.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
In the normal course of business, the Company uses certain types of derivative instruments for the purpose of managing or hedging its interest rate risks. The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

						Fair Value of Liability
Derivatives designated	Balance Sheet	Notional	Interest	Effective	Maturity	December 31, 2012	December 31, 2011
as hedging instruments	Location	Amount	Rate	Date	Date
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	$31,781	6.2%	11/04/2008	10/31/2012	$—	$(869)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	14,847	6.2%	06/12/2009	06/11/2012	—	(172)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	6,968	5.8%	02/20/2009	03/01/2016	(481)	(497)
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	30,000	6.0%	11/24/2009	10/16/2012	—	(310)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	111,111	4.9%	02/28/2011	11/30/2013	(1,133)	(1,558)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	38,250	3.5%	09/26/2011	09/26/2014	(321)	(152)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	32,400	3.2%	09/05/2012	09/05/2015	(246)	—
						$(2,181)	$(3,558)

(1)	The associated loan was repaid, in full, on September 28, 2012, resulting in termination of the interest rate swap.
Additional disclosures related to the fair value of the Company’s derivative instruments are included in Note 4 to these consolidated financial statements. The notional amount under the agreements is an indication of the extent of the Company’s involvement in each instrument, but does not represent exposure to credit, interest rate or market risks.
Accounting for changes in the fair value of a derivative instrument depends on the intended use and designation of the derivative instrument. The Company designated the interest rate swaps as cash flow hedges, to hedge the variability of the anticipated cash flows on its variable rate notes payable. The change in fair value of the effective portion of the derivative instruments that are designated as hedges is recorded in other comprehensive income or loss. The ineffective portion of the change in fair value of the derivative instruments is recorded in interest expense.
The following table summarizes the gains and losses on the Company’s derivative instruments and hedging activities (in thousands):

	Amount of Gain (Loss) Recognized in Other Comprehensive Income			Amount of Loss Reclassified from Accumulated Other Comprehensive Income to Interest Expense (1)
	Year ended December 31,			Year ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010	2012	2011	2010
Interest Rate Swaps	$1,164	$98	$(853)	$213	$—	$—

(1) On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December 31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December 31, 2011 and 2010.
The Company has agreements with each of its derivative counterparties that contain a provision whereby, if the Company defaults on certain of its unsecured indebtedness, then the Company could also be declared in default on its derivative obligations resulting in an acceleration of payment. In addition, the Company is exposed to credit risk in the event of non-performance by its derivative counterparties. The Company believes it mitigates its credit risk by entering into agreements with credit-worthy counterparties. The Company records credit risk valuation adjustments on its interest rate swaps based on the respective credit quality of the Company and the counterparty. There were no events of default related to the remaining interest rate swaps as of December 31, 2012 and 2011.

Notes Payable, Line of Credit and Repurchase Agreement	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
NOTES PAYABLE, LINE OF CREDIT AND REPURCHASE AGREEMENT
NOTES PAYABLE, LINE OF CREDIT AND REPURCHASE AGREEMENT
As of December 31, 2012, the Company had $1.8 billion of debt outstanding, consisting of (1) $1.4 billion in fixed rate mortgage loans (the “Fixed Rate Debt”), which includes $77.6 million of variable rate debt swapped to fixed rates, (2) $4.3 million in variable rate mortgage loans (the “Variable Rate Debt”) and (3) $319.1 million outstanding under a senior unsecured line of credit entered into on December 17, 2010 (the “Credit Facility”). The aggregate balance of gross real estate assets, net of gross intangible lease liabilities, securing the Fixed Rate Debt and the Variable Rate Debt, was $2.5 billion as of December 31, 2012. Additionally, the aggregate balance of gross real estate assets that are part of the Credit Facility’s unencumbered borrowing base was $636.1 million. The combined weighted average interest rate was 5.39% and the weighted average years to maturity was 3.6 years as of December 31, 2012.
The Credit Facility and certain notes payable contain customary affirmative, negative and financial covenants, including requirements for minimum net worth and debt service coverage ratios, in addition to limits on the Company’s overall leverage ratios and Variable Rate Debt. These agreements also include usual and customary events of default and remedies for facilities of this nature. Based on the Company’s analysis and review of its results of operations and financial condition, the Company believes it was in compliance with the covenants of the Credit Facility and such notes payable as of December 31, 2012.
Notes Payable
The Fixed Rate Debt has annual interest rates ranging from 3.15% to 7.22%, with a weighted average annual interest rate of 5.68%, and various maturity dates ranging from September 2014 through August 2031. The Variable Rate Debt has an annual interest rate of LIBOR plus 275 basis points, and matures in September 2014. The notes payable are secured by properties in the portfolio and their related tenant leases, as well as other real estate-related assets on which the debt was placed. During the year ended December 31, 2012, the Company issued $81.9 million of fixed rate debt, with annual interest rates ranging from 3.90% to 4.67% and maturity dates ranging from July 2019 to September 2022. In addition, the Company issued $32.4 million of variable rate debt, which has been effectively fixed at an interest rate of 3.15% pursuant to a swap agreement. Refer to Note 10 to these consolidated financial statements for further details of the new interest rate swap agreement. During the year ended December 31, 2012, the Company repaid $152.4 million of fixed rate debt, including monthly principal payments on amortizing loans.
Generally, the Fixed Rate Debt may not be prepaid, in whole or in part, except under the following circumstances: (1) prepayment may be made subject to payment of a yield maintenance premium or through defeasance, (2) full prepayment may be made on any of the three monthly payment dates occurring immediately prior to the maturity date, and (3) partial prepayments resulting from the application of insurance or condemnation proceeds to reduce the outstanding principal balance of the mortgage notes. Notwithstanding the prepayment limitations, the Company may sell the properties to a buyer that assumes the respective mortgage loan. The transfer would be subject to the conditions set forth in the individual property’s mortgage note document, including without limitation, the lender’s approval of the proposed buyer and the payment of the lender’s fees, costs and expenses associated with the sale of the property and the assumption of the loan.

In the event that a mortgage note is not paid off on the respective maturity date, certain mortgage notes include hyper-amortization provisions. The interest rate during the hyper-amortization period shall be the fixed interest rate as stated on the respective mortgage note agreement plus 2.0%. The individual mortgage note maturity date, under the hyper-amortization provisions, will be extended by 20 years. During such period, the lender will apply 100% of the rents collected to (1) all payments for escrow or reserve accounts, (2) payment of interest at the original fixed interest rate, (3) payments for the replacement reserve account, (4) any other amounts due in accordance with the mortgage note agreement other than any additional interest expense, (5) any operating expenses of the property pursuant to an approved annual budget, (6) any extraordinary expenses, (7) payments to be applied to the reduction of the principal balance of the mortgage note, and (8) any additional interest expense, which is not paid will be added to the principal balance of the mortgage note.
Line of Credit
The Credit Facility provides for up to $350.0 million of unsecured borrowings and allows the Company to borrow up to $238.9 million in revolving loans (the “Revolving Loans”) and a $111.1 million in a term loan (the “Term Loan”). Up to 15.0% of the total amount available may be used for issuing letters of credit and up to $20.0 million may be used for “swingline” loans, which generally are loans of a minimum of $100,000 for which the borrower receives funding on the same day as its loan request, and which are repaid within five business days. Subject to meeting certain conditions described in the Credit Agreement and the payment of certain fees, the amount of the Credit Facility may be increased up to a maximum of $450.0 million, with each increase being no less than $25.0 million. The Credit Facility matures on December 17, 2013.
The Revolving Loans under the Credit Facility bear interest at variable rates depending on the type of loan used. Eurodollar rate loans have variable rates which are generally equal to the one-month, two-month, three-month, or six-month LIBOR plus 275 to 400 basis points, determined by the leverage ratio of the Company in accordance with the agreement. Base rate committed loans have variable rates equal to the greater of (a) the Federal Funds Rate plus 0.5%; (b) Bank of America’s prime rate; or (c) the Eurodollar Rate plus 1.0%; plus 175 to 300 basis points, determined by the leverage ratio of the Company in accordance with the agreement.
During the year ended December 31, 2012, the Company borrowed $197.0 million and repaid $171.0 million under the Credit Facility. As of December 31, 2012, the Company had $111.1 million outstanding under the Term Loan and an additional $208.0 million in Revolving Loans outstanding. Additionally, the Company has established a letter of credit in the amount of $476,000 from the Credit Facility lenders to support an escrow agreement relating to a certain property with that property’s lender. This letter of credit reduces the amount of borrowings available under the Credit Facility. The Company executed an interest rate swap agreement on February 24, 2011, which fixed LIBOR for amounts outstanding under the Term Loan to 1.44%. The all-in rate for the Term Loan includes a spread of 275 to 400 basis points, as determined by the leverage ratio of the Company, which was equal to a spread of 350 basis points as of December 31, 2012. Revolving Loans outstanding as of December 31, 2012 bore interest at a weighted average interest rate of 3.71%.
Repurchase Agreement
Prior to the sale of the Company’s investment in CMBS during 2011, the CMBS were pledged as collateral to a bank under a repurchase agreement (the “Repurchase Agreement”), which provided secured borrowings. As of December 31, 2012, there were no amounts outstanding or available under the Repurchase Agreement. During the year ended December 31, 2011, the Company borrowed $10.7 million under the Repurchase Agreement and repaid the total amount outstanding of $65.0 million in connection with the sale of all the Company’s investments in CMBS.
Maturities
The following table summarizes the scheduled aggregate principal repayments, including principal repayments on amortizing debt, for the Fixed Rate Debt, Variable Rate Debt and Credit Facility for each of the five succeeding fiscal years and the period thereafter (in thousands):

Year ended December 31,	Principal Repayments (1)
2013	$324,253
2014	49,366
2015	286,808
2016	199,352
2017	716,925
Thereafter	189,011
Total	$1,765,715

(1) Principal payment amounts reflect actual payments based on face amount of notes payable. As of December 31, 2012, the fair value adjustment, net of amortization of mortgage notes assumed was $8.4 million.

Acquired Below Market Lease Intangibles	12 Months Ended
Dec. 31, 2012
Intangible Liabilities Disclosure [Abstract]
ACQUIRED BELOW MARKET LEASE INTANGIBLES
ACQUIRED BELOW MARKET LEASE INTANGIBLES
Acquired below market lease intangibles consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired below market leases, net of accumulated amortization of $53,557 and $42,880,
respectively (with a weighted average life of 11.0 and 11.5 years, respectively)	$119,550	$130,680

During the years ended December 31, 2012, 2011 and 2010, $11.0 million, $11.4 million and $12.5 million, respectively, were recorded as an increase to rental and other property income resulting from the amortization of the intangible lease liability.
Estimated amortization of the intangible lease liability as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

Year ended December 31,	Amortization of Below Market Leases
2013	$10,758
2014	$10,645
2015	$10,440
2016	$10,222
2017	$9,871

Supplemental Cash Flow Disclosures	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL CASH FLOW DISCLOSURES
SUPPLEMENTAL CASH FLOW DISCLOSURES
Supplemental cash flow disclosures for the year ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$11,087	$11,157	$11,097
Common stock issued through the DRIP Offering	$57,034	$59,696	$61,377
Net unrealized (loss) gain on marketable securities	$—	$(1,713)	$23,051
Reclassification of unrealized gain on marketable securities into net income	$—	$14,654	$—
Net unrealized gain (loss) on interest rate swaps	$1,164	$98	$(853)
Reclassification of unrealized loss on interest rate swaps into net income	$213	$—	$—
Accrued capital expenditures	$1,268	$—	$791
Accrued deferred financing costs	$90	$—	$107
Decrease in earnout liability	$—	$—	$983
Supplemental Cash Flow Disclosures:
Interest paid	$98,903	$98,939	$94,515

During the year ended December 31, 2010, the Company substituted one property for two new properties under a master lease agreement with one of the Company’s tenants. The allocation of the non-cash consideration resulted in an increase to the Company’s depreciable assets and a decrease in the related land assets of $136,000. No gain or loss was recorded related to this transaction.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Litigation
In the ordinary course of business, the Company may become subject to litigation or claims. The Company is not aware of any pending legal proceedings of which the outcome is reasonably possible to have a material effect on its results of operations, financial condition or liquidity.
Environmental Matters
In connection with the ownership and operation of real estate, the Company potentially may be liable for costs and damages related to environmental matters. The Company owns certain properties that are subject to environmental remediation. In each case, the seller of the property, the tenant of the property and/or another third party has been identified as the responsible party for environmental remediation costs related to the respective property. Additionally, in connection with the purchase of certain of the properties, the respective sellers and/or tenants have indemnified the Company against future remediation costs. In addition, the Company carries environmental liability insurance on its properties that provides limited coverage for remediation liability and pollution liability for third-party bodily injury and property damage claims. Accordingly, the Company does not believe that it is reasonably possible that the environmental matters identified at such properties will have a material effect on its results of operations, financial condition or liquidity, nor is it aware of any environmental matters at other properties which it believes are reasonably possible to have a material effect on its results of operations, financial condition or liquidity.

Related-Party Transactions and Arrangements	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS
The Company has incurred commissions, fees and expenses payable to Cole Advisors II and its affiliates in connection with the Offerings, and has incurred and will continue to incur commissions, fees and expenses in connection with the acquisition, management and sale of the assets of the Company.
DRIP Offering
During the year ended December 31, 2012, 2011 and 2010, the Company did not pay any amounts to Cole Advisors II for selling commissions, dealer manager fees, or other organization and offering expense reimbursements incurred in connection with the DRIP Offering.
Acquisitions and Operations
Cole Advisors II or its affiliates receive acquisition and advisory fees of up to 2% of the contract purchase price of each asset for the acquisition, development or construction of properties, and are reimbursed for acquisition expenses incurred in the process of acquiring properties, so long as the total acquisition fees and expenses relating to the transaction do not exceed 4% of the contract purchase price.
The Company paid, and, subject to the advisory and property management matters agreement discussed below, expects to continue to pay, Cole Advisors II an annualized asset management fee of 0.25% of the aggregate asset value of the Company’s aggregate invested assets, as reasonably estimated by the Company’s board of directors. The Company also reimburses certain costs and expenses incurred by Cole Advisors II in providing asset management services.
The Company paid, and, subject to the advisory and property management matters agreement discussed below, expects to continue to pay, Cole Realty Advisors, Inc. (“Cole Realty Advisors”), its property manager and an affiliate of its advisor, up to (1) 2% of gross revenues received from the Company’s single tenant properties and (2) 4% of gross revenues received from the Company’s multi-tenant properties, plus leasing commissions at prevailing market rates; provided however, that the aggregate of all property management and leasing fees paid to affiliates plus all payments to third parties do not exceed the amount that other nonaffiliated management and leasing companies generally charge for similar services in the same geographic location. Cole Realty Advisors may subcontract certain of its duties for a fee that may be less than the fee provided for in the property management agreement. The Company also reimburses Cole Realty Advisors’ costs of managing and leasing the properties.
The Company will reimburse Cole Advisors II for all expenses it paid or incurred in connection with the services provided to the Company, subject to the limitation that the Company will not reimburse Cole Advisors II for any amount by which its operating expenses (including the asset management fee) at the end of the four preceding fiscal quarters exceeds the greater of (1) 2% of average invested assets, or (2) 25% of net income other than any additions to reserves for depreciation, bad debts or other similar non-cash reserves and excluding any gain from the sale of assets for that period, unless the Company’s independent directors find that a higher level of expense is justified for that year based on unusual and non-recurring factors. The Company will not reimburse Cole Advisors II for personnel costs in connection with services for which Cole Advisors II receives acquisition fees and real estate commissions.
If Cole Advisors II provides services in connection with the origination or refinancing of any debt financing obtained by the Company that is used to acquire properties or to make other permitted investments, or that is assumed, directly or indirectly, in connection with the acquisition of properties, the Company will pay Cole Advisors II or its affiliates a financing coordination fee equal to 1% of the amount available under such financing; provided however, that Cole Advisors II or its affiliates shall not be entitled to a financing coordination fee in connection with the refinancing of any loan secured by any particular property that was previously subject to a refinancing in which Cole Advisors II or its affiliates received such a fee. Financing coordination fees payable from loan proceeds from permanent financing are paid to Cole Advisors II or its affiliates as the Company acquires and/or assumes such permanent financing.
The Company recorded fees and expense reimbursements as shown in the table below for services provided by Cole Advisors II and its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisitions and Operations:
Acquisition and advisory fees and expenses	$159	$2,322	$2,239
Asset management fees and expenses	$9,192	$8,903	$8,485
Property management and leasing fees and expenses	$8,224	$7,710	$7,738
Operating expenses	$1,438	$1,496	$1,494
Financing coordination fees	$1,403	$2,326	$2,020

Liquidation/Listing
If Cole Advisors II or its affiliates provides a substantial amount of services, as determined by the Company’s independent directors, in connection with the sale of one or more properties, including those held indirectly through joint ventures, the Company will pay Cole Advisors II up to one-half of the brokerage commission paid, but in no event to exceed an amount equal to 2% of the sales price of each property sold (the “Real Estate Commission”). In no event will the combined real estate commission paid to Cole Advisors II, its affiliates and unaffiliated third parties exceed 6% of the contract sales price.
If the Company’s portfolio is liquidated, after investors have received a return of their net capital contributions and an 8% annual cumulative, non-compounded return, then Cole Advisors II is entitled to receive 10% of the remaining net sale proceeds.
If the Company’s common stock is listed on a national securities exchange, a fee equal to 10% of the amount by which the market value of the Company’s outstanding stock plus all distributions paid by the Company prior to listing, exceeds the sum of the total amount of capital raised from investors and the amount of cash flow necessary to generate an 8% annual cumulative, non-compounded return to investors will be paid to Cole Advisors II.
If the advisory agreement with Cole Advisors II is terminated, other than termination by the Company because of a material breach of the advisory agreement by Cole Advisors II, a performance fee of 10% of the amount, if any, by which (1) the appraised asset value at the time of such termination plus total distributions paid to stockholders through the termination date exceeds (2) the aggregate capital contribution contributed by investors less distributions from sale proceeds plus payment to investors of an 8% annual, cumulative, non-compounded return on capital. No subordinated performance fee will be paid to the extent that the Company has already paid or become obligated to pay Cole Advisors II a subordinated participation in net sale proceeds or the Subordinated Incentive Listing Fee.
During the year ended December 31, 2012, no commissions or fees were incurred for services provided by Cole Advisors II and its affiliates related to the services described above. During the year ended December 31, 2011, the Company incurred a Real Estate Commission of $382,000 for services provided by Cole Advisors II and its affiliates in connection with the sale of the Company’s interest in an unconsolidated joint venture.
Advisory and Property Management Matters Agreement
In connection with the Merger, on January 22, 2013, the Company and Cole OP II entered into an advisory and property management matters agreement with Cole Advisors II and Cole Realty Advisors (together with the Advisor, the “Advisor Parties”). Spirit is a signatory to the agreement as an express third party beneficiary. The agreement provides, among other things, that the Advisor Parties’ current agreements with the Company and Cole OP II will terminate upon closing of the Merger. The Advisor Parties will continue to be paid the asset management, property management and other fees payable pursuant to the current agreements, as applicable, for services rendered between the date of the Merger Agreement and the closing of the Merger, but agree to waive any fees due upon the termination of their current agreements, including (i) any fees due upon listing of the surviving corporation common stock on the NYSE; (ii) any performance fees due upon the consummation of the Merger; and (iii) any other fees that would be payable under the current agreements with respect to the Merger (including any equity or debt financing transaction that occurs in connection with the consummation of the Merger) and the other transactions contemplated in the Merger Agreement. Upon closing of the Merger, Spirit and Cole Advisors II may enter into a transition services agreement whereby Cole Advisors II will provide property and asset management services to Spirit for amounts agreed upon by the parties.
Due to Affiliates
As of December 31, 2012 and December 31, 2011, $1.9 million and $1.1 million, respectively, had been incurred, primarily for asset management fees and expenses, general and administrative expenses and finance coordination fees, by Cole Advisors II and its affiliates, but had not yet been reimbursed by the Company and were included in due to affiliates on the consolidated balance sheets.

Economic Dependency	12 Months Ended
Dec. 31, 2012
Economic Dependency [Abstract]
ECONOMIC DEPENDENCY
ECONOMIC DEPENDENCY
Under various agreements, the Company has engaged or will engage Cole Advisors II and its affiliates to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company’s common stock available for issuance, as well as other administrative responsibilities for the Company, including accounting services and investor relations. As a result of these relationships, the Company is dependent upon Cole Advisors II and its affiliates. In the event that these companies are unable to provide the Company with these services, the Company would be required to find alternative providers of these services.

Independent Directors' Stock Option Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
INDEPENDENT DIRECTORS' STOCK OPTION PLAN
INDEPENDENT DIRECTORS’ STOCK OPTION PLAN
The Company’s IDSOP authorizes the grant of non-qualified stock options to the Company’s independent directors, subject to the discretion of the board of directors and the applicable limitations of the IDSOP. The term of the IDSOP is 10 years, at which time any outstanding options will be forfeited. The exercise price for the options granted under the IDSOP was $9.15 per share for 2005 and 2006, and $9.10 per share for 2007, 2008 and 2009. The Company does not intend to continue to grant options under the IDSOP; however, the exercise price for any future options granted under the IDSOP will be at least 100% of the fair market value of the Company’s common stock as of the date the option is granted. As of December 31, 2012 and 2011, the Company had granted options to purchase 50,000 shares under the IDSOP and options to purchase 45,000 shares at a weighted average exercise price of $9.12 per share remained outstanding. No shares were granted or exercised pursuant to the IDSOP for the years ended December 31, 2012 and 2011. A total of 1,000,000 shares have been authorized and reserved for issuance under the IDSOP.
During the years ended December 31, 2012 and 2011, the Company did not record any stock-based compensation charges, as all stock-based compensation charges related to unvested share-based compensation awards granted under the IDSOP had previously been recognized. During the year ended December 31, 2010, the Company recorded stock-based compensation charges of $7,000. Stock-based compensation expense is based on awards ultimately expected to vest and reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company’s calculations assume no forfeitures.
As of December 31, 2012 and 2011, all of the outstanding options were fully vested and had a weighted average contractual remaining life of 4.23 years and 5.27 years, respectively, and an intrinsic value of $10,000. The fair value of each stock option granted was estimated as of the date of the grant using the Black-Scholes method with the following assumptions: a weighted average risk-free interest rate from 3.47% to 5.07%, a projected future dividend yield from 6.25% to 7.00%, expected volatility from 0.00% to 36.21%, and an expected life of an option of 10 years. The Company used the calculated value method to determine volatility as calculated using the Composite REIT Index.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
STOCKHOLDERS' EQUITY
STOCKHOLDERS’ EQUITY
Distribution Reinvestment Plan
Prior to the suspension of the DRIP on December 6, 2012, the Company allowed stockholders to elect to have their distributions reinvested in additional shares of the Company’s common stock at a price equal to the Estimated Share Value. No sales commissions or dealer manager fees were paid on shares sold under the DRIP. The Company may terminate or further amend the DRIP at the Company’s discretion at any time upon ten days prior written notice to the stockholders. During the years ended December 31, 2012 and 2011, 6.1 million and 7.0 million shares were purchased under the DRIP, for $57.0 million and $59.7 million, respectively.
Share Redemption Program
Prior to the suspension of the share redemption program on December 6, 2012, the Company allowed its stockholders to sell their shares back to the Company after they have held them for at least one year, subject to the significant conditions and limitations described below.
During any calendar year, the Company will not redeem in excess of 3% of the weighted average number of shares outstanding during the prior calendar year and the cash available for redemption is limited to the proceeds from the sale of shares pursuant to the DRIP during such calendar year. In addition, the Company will redeem shares on a quarterly basis, at the rate of one-fourth of 3% of the weighted average number of shares outstanding during the prior calendar year (including shares requested for redemption upon the death of a stockholder). Funding for redemptions for each quarter will be limited to the net proceeds received from the sale of shares, during such quarter, under the DRIP.
The redemption price per share (other than for shares purchased pursuant to the DRIP) depends on the length of time the stockholder has held such shares as follows: after one year from the purchase date – 92.5% of the Estimated Share Value; after two years from the purchase date – 95.0% of the Estimated Share Value; after three years from the purchase date – 97.5% of the Estimated Share Value; and after four years from the purchase date – 100% of the Estimated Share Value. The redemption price for shares purchased pursuant to the DRIP will be 100% of the Estimated Share Value.
Upon receipt of a request for redemption, the Company may conduct a Uniform Commercial Code search to ensure that no liens are held against the shares. If the Company cannot purchase all shares presented for redemption in any quarter, based upon the limit on the number of shares and/or insufficient cash available, the Company will give priority to the redemption of decreased stockholders’ shares. The Company next will give priority to requests for full redemptions of accounts with a balance of 250 shares or less at the time the Company receives the request, in order to reduce the expense of maintaining small accounts. Thereafter, the Company will honor the remaining redemption requests on a pro rata basis. Following such redemption period, the unsatisfied portion of the prior redemption request must be resubmitted, prior to the last day of the new quarter. Unfulfilled requests for redemption will not be carried over automatically to subsequent redemption periods.
The Company redeems shares on the last business day of the month following the end of each fiscal quarter. Requests for redemption must be received on or prior to the end of the fiscal quarter in order for the Company to repurchase the shares in the month following the end of the fiscal quarter.
The following table shows information regarding the Company’s share redemptions during the years ended December 31, 2012 and 2011, respectively (in thousands). The information presented is based on the quarter in which the redemption request was received. Valid redemption requests include requests that were unfulfilled and resubmitted from a previous period.

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2012	3,646	1,471	$13,756	2,175
September 30, 2012	5,842	1,530	$14,270	4,312
June 30, 2012	5,876	1,540	$14,349	4,336
March 31, 2012	4,174	1,566	$14,539	2,608

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2011	5,104	1,547	$14,354	3,557
September 30, 2011	5,801	1,537	$14,208	4,264
June 30, 2011	4,747	1,549	$14,261	3,198
March 31, 2011	4,787	1,553	$12,217	3,234
(1) The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December 31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.
(2) A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAX DISCLOSURE
INCOME TAXES
For federal income tax purposes, distributions to stockholders are characterized as ordinary dividends, capital gain distributions, or nontaxable distributions. Nontaxable distributions will reduce U.S. stockholders’ basis (but not below zero) in their shares. The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2012, 2011 and 2010:

Character of Distributions (unaudited):	2012	2011	2010
Ordinary dividends	38%	36%	35%
Nontaxable distributions	62%	47%	65%
Capital gain distributions	—%	17%	—%
Total	100%	100%	100%

As of December 31, 2012, the tax basis carrying value of the Company’s land and depreciable real estate assets was $3.1 billion. During the years ended December 31, 2012, 2011 and 2010, the Company had state and local income and franchise taxes of $1.4 million, $1.3 million and $1.2 million, respectively, which were recorded in general and administrative expenses in the consolidated statements of operations.

Operating Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
OPERATING LEASES
NOTE 20 — OPERATING LEASES
The Company’s real estate properties are leased to tenants under operating leases for which the terms and expirations vary. As of December 31, 2012, the leases have a weighted-average remaining term of 9.8 years. The leases may have provisions to extend the lease agreements, options for early termination after paying a specified penalty, rights of first refusal to purchase the property at competitive market rates, and other terms and conditions as negotiated. The Company retains substantially all of the risks and benefits of ownership of the real estate assets leased to tenants. As of December 31, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, as of December 31, 2012 and for the succeeding five fiscal years is as follows (in thousands):

Year ended December 31,	Future Minimum Rental Income
2013	$252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$2,481,108

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)
QUARTERLY RESULTS (UNAUDITED)
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011 (in thousands, except for per share amounts). In the opinion of management, the information for the interim periods presented includes all adjustments, which are of a normal and recurring nature, necessary to present a fair presentation of the results for each such periods.

	December 31, 2012
	First Quarter	Second Quarter		Third Quarter		Fourth Quarter
Revenues	$71,565	$70,804		$70,168		$70,315
Operating income	$36,700	$33,198	(1)	$34,892	(2)	$27,890	(1) (3)
Net income	$9,803	$6,755	(1)	$7,204	(2)	$1,635	(1) (3)
Basic and diluted net income per common share	$0.05	$0.03		$0.03		$0.01
Distributions declared per common share	$0.16	$0.16		$0.16		$0.15

	December 31, 2011
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Revenues	$69,815		$69,376		$69,271		$70,883
Operating income	$35,229		$33,729		$35,002		$36,445
Net income	$16,735	(4)	$14,927	(4)	$12,952	(5)	$9,195
Basic and diluted net income per common share	$0.08		$0.07		$0.06		$0.04
Distributions declared per common share	$0.15		$0.16		$0.16		$0.16

(1)	Operating and net income for the second and fourth quarters of 2012 include impairments of real estate assets of $2.0 million and $3.7 million, respectively.

(2)	Operating and net income for the third quarter of 2012 include an impairment of the investment in unconsolidated joint venture of $1.2 million.

(3)	Operating and net income for the fourth quarter of 2012 include Merger related expenses of $3.9 million.

(4)	Net income for the first and second quarters of 2011 includes a gain on the sale of marketable securities of $7.9 million and $7.7 million, respectively.

(5)	Net income for the third quarter of 2011 includes a gain on the sale of unconsolidated joint venture interest of $5.1 million.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Redemption of Shares of Common Stock
Subsequent to December 31, 2012, the Company redeemed 12,964 shares for $121,000 at an average price per share of $9.35 pursuant to redemption requests received on or before December 6, 2012.
Line of Credit
Subsequent to December 31, 2012, the Company borrowed $16.0 million and repaid $6.0 million of the amounts outstanding under the Credit Facility. As of March 6, 2013, the Company had $329.1 million outstanding under the Credit Facility and $20.4 million available for borrowing.
Share Valuation
Subsequent to December 31, 2012, the Company’s board of directors established a new Estimated Share Value.
Merger Agreement
Subsequent to December 31, 2012, the Company entered into the Merger Agreement with Spirit, as discussed in Note 2 to these consolidated financial statements.
Legal Proceedings
In connection with the Company’s Merger with Spirit, on March 5, 2013, a putative class action and derivative lawsuit was filed in the Circuit Court for Baltimore City, Maryland against and purportedly on behalf of Spirit captioned Kendrick, et al. v. Spirit Realty Capital, Inc., et al.  The complaint names as defendants Spirit, the members of the board of directors of Spirit, the Spirit Partnership, the Company and Cole OP II, and alleges that the directors of Spirit breached their fiduciary duties by engaging in an unfair process leading to the Merger Agreement, agreeing to a Merger Agreement at an opportunistic and unfair price, allowing draconian and preclusive deal protection devices in the Merger Agreement, and by engaging in self-interested and otherwise conflicted actions.  The complaint alleges that the Company, Cole OP II and the Spirit Partnership aided and abetted those breaches of fiduciary duty.  The complaint seeks a declaration that defendants have breached their fiduciary duties or aided and abetted such breaches and that the Merger Agreement is unenforceable, an order enjoining a vote on the transactions contemplated by the Merger Agreement, rescission of the transactions in the event they are consummated, imposition of a constructive trust, an award of fees and costs, including attorneys’ and experts’ fees and costs, and other relief.
Advisory and Property Management Matters Agreement
Subsequent to December 31, 2012, the Company and Cole OP II entered into an advisory and property management matters agreement with Cole Advisors II and Cole Realty Advisors, with Spirit as a signatory to the agreement as an express third party beneficiary, as discussed in Note 15 to these consolidated financial statements.
Property Disposition
Subsequent to December 31, 2012, the Company sold one property for a gross sales price of $4.7 million. The transaction resulted in net cash proceeds of $4.5 million to the Company and a gain of $245,000. In connection with this sale, $136,000 of straight-line receivables were written off as a reduction to the gain. The Company has no continuing involvement with the property disposed of subsequent to the disposition. As of December 31, 2012, the potential buyer was performing its due diligence processes for this property and negotiations with the Company on the purchase and sale terms were not yet complete.  Therefore, the Company believes that the sale the property was not considered to be probable, and therefore, the requirements under GAAP to treat the property as held for sale were not met as of December 31, 2012.
Holdings Merger Agreement
On March 5, 2013, Cole Credit Property Trust III, Inc. (“CCPT III”), Cole Holdings Corporation (“Holdings”), CREInvestments, LLC (“Holdings Merger Sub”) and Christopher H. Cole (“Mr. Cole”), entered into an Agreement and Plan of Merger (the “Holdings Merger Agreement”). The Holdings Merger Agreement provides for the merger of Holdings with and into Holdings Merger Sub (the “Holdings Merger”) with the Holdings Merger Sub surviving and continuing its existence under the laws of the State of Maryland as a wholly owned subsidiary of CCPT III.  Holdings is wholly owned by Mr. Cole, the chairman of the board, chief executive officer and president of the Company and is an affiliate of the Company’s sponsor, the parent company and indirect owner of the Company’s advisor and the indirect owner of the Company’s property manager and dealer manager. The consummation of the Holdings Merger is subject to various conditions. Upon consummation of the Holdings Merger, the Holdings Merger Sub will be renamed Cole Real Estate Investments, Inc. and intends to list its shares of common stock on the New York Stock Exchange.
Despite the indirect change of control that would occur for the Company’s advisor, property manager and dealer manager upon consummation of the Holdings Merger, such entities will continue to serve in their respective capacities to the Company without any changes in personnel or service procedures resulting from the Holdings Merger.

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

	Balance at	Charged		Balance
	beginning	to		at end
	of period	expenses	Deductions	of period
Year Ended December 31, 2010
Allowance for doubtful accounts	$1,648	$(257)	$745	$646
Year Ended December 31, 2011
Allowance for doubtful accounts	$646	$87	$186	$547
Year Ended December 31, 2012
Allowance for doubtful accounts	$547	$689	$1,156	$80

Schedule III - Real Estate Assets and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Real Estate Assets and Accumulated Depreciation Disclosure

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Real Estate Held for Investment the Company has Invested in Under Operating Leases:
24 Hour Fitness:
Olathe, KS	$4,817	$1,090	$5,353	$—	$6,443	$738	8/24/2007	2007
7500 Cottonwood Center:
Jenison, MI	—	1,079	4,023	81	5,183	654	3/30/2007	1993
Aaron Rents:
Alamogordo, NM	(i)	273	619	—	892	70	9/15/2008	2006
Anderson, SC	(i)	156	978	—	1,134	107	9/15/2008	1992
Baton Rouge, LA	(i)	226	603	—	829	67	9/15/2008	1999
Beeville, TX	(i)	80	808	—	888	90	9/15/2008	2004
Calmut City, IL	(i)	277	992	—	1,269	114	9/15/2008	1977
Charlotte, NC	(i)	272	424	—	696	48	9/15/2008	1957
Chiefland, FL	(i)	380	651	—	1,031	78	9/15/2008	2007
Clanton, AL	(i)	231	817	—	1,048	91	9/15/2008	2007
Essex, MD	(i)	632	966	—	1,598	107	9/15/2008	1988
Forrest City, AR	(i)	246	623	—	869	69	9/15/2008	2002
Griffin, GA	(i)	483	599	—	1,082	69	9/15/2008	2007
Grovetown, GA	(i)	220	799	—	1,019	89	9/15/2008	2007
Harrisonville, MO	(i)	509	252	—	761	29	9/15/2008	1996
Hartsville, SC	(i)	304	875	—	1,179	96	9/15/2008	2007
Largo, FL	(i)	393	884	—	1,277	103	9/15/2008	1999
Mansfield, TX	(i)	244	906	—	1,150	105	9/15/2008	2007
Navasota, TX	(i)	121	866	—	987	100	9/15/2008	2007
Okeechobee, FL	(i)	305	792	—	1,097	94	9/15/2008	2006
Rensselaer, NY	(i)	699	1,337	—	2,036	157	9/15/2008	1971
Rome, TX	(i)	387	1,050	—	1,437	123	9/15/2008	1996
Sandersville, GA	(i)	153	856	—	1,009	96	9/15/2008	2006
Shreveport, LA	(i)	267	569	—	836	67	9/15/2008	2001
Wichita, KS	(i)	247	627	—	874	69	9/15/2008	2005
Wilton, NY	(i)	2,693	3,577	—	6,270	425	9/15/2008	1987
Mineral Wells, TX	(i)	263	587	—	850	42	4/16/2010	2008
Sweetwater, TX	(i)	253	660	—	913	47	4/16/2010	2006
ABX Air:
Coventry, RI	—	548	3,293	16	3,857	546	2/16/2007	1998
Academy Sports:
Macon, GA	3,478	1,232	3,901	—	5,133	778	1/6/2006	2005
Katy, TX	68,250	8,853	88,008	12,240	109,101	15,274	1/18/2007	1976
Lufkin, TX	(i)	1,512	3,260	—	4,772	413	2/7/2008	2003
Advance Auto:
Greenfield, IN	(i)	670	609	—	1,279	134	6/29/2006	2003
Trenton, OH	(i)	333	651	—	984	144	6/29/2006	2003
Columbia Heights, MN	1,038	549	1,071	—	1,620	208	7/6/2006	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Advance Auto (continued):
Fergus Falls, MN	$722	$187	$911	$(1)	$1,097	$183	7/6/2006	2005
Holland Township, MI	1,231	647	1,134	—	1,781	230	7/12/2006	2006
Holland, MI	1,193	614	1,118	—	1,732	226	7/12/2006	2006
Zeeland, MI	1,057	430	1,109	—	1,539	225	7/12/2006	2006
Grand Forks, ND	840	346	889	—	1,235	179	8/15/2006	2005
Duluth, MN	860	284	1,050	—	1,334	200	9/8/2006	2006
Grand Bay, AL	(i)	256	770	—	1,026	157	9/29/2006	2005
Hurley, MS	(i)	171	811	—	982	164	9/29/2006	2005
Rainsville, AL	(i)	383	823	—	1,206	166	9/29/2006	2005
Ashland, KY	(i)	641	827	—	1,468	171	11/17/2006	2006
Jackson, OH	(i)	449	755	—	1,204	158	11/17/2006	2005
New Boston, OH	(i)	477	846	—	1,323	177	11/17/2006	2005
Scottsburg, IN	(i)	264	844	—	1,108	175	11/17/2006	2006
Maryland Heights, MO	(i)	736	896	—	1,632	180	1/12/2007	2005
Charlotte, NC	(i)	435	905	—	1,340	49	12/22/2010	2008
Irvington, NJ	(i)	1,078	924	—	2,002	54	12/22/2010	2010
Midwest City, OK	(i)	248	1,222	—	1,470	64	12/22/2010	2010
Penns Grove, NJ	(i)	402	907	—	1,309	53	12/22/2010	2007
St. Francis, WI	(i)	394	1,065	—	1,459	57	12/22/2010	1997
Willingboro, NJ	(i)	973	676	—	1,649	38	12/22/2010	2010
Dunellen, NJ	(i)	1,054	1,242	—	2,296	72	12/22/2010	2007
Allstate Insurance:
Cross Plains, WI	(i)	864	4,488	8	5,360	661	12/7/2007	2007
Yuma, AZ	(i)	1,426	5,885	—	7,311	783	5/22/2008	2008
American TV & Appliance:
Peoria, IL	6,053	2,028	8,172	—	10,200	1,405	10/23/2006	2003
Applebee’s:
Albany, OR	1,929	808	1,836	—	2,644	281	4/26/2007	2005
Augusta, GA	2,258	621	2,474	—	3,095	363	4/26/2007	2005
Aurora (lliff), CO	1,884	1,324	1,258	—	2,582	183	4/26/2007	1992
Aurora, CO	1,732	1,001	1,373	—	2,374	199	4/26/2007	1998
Clovis, NM	1,924	512	2,125	—	2,637	308	4/26/2007	2005
Colorado Springs, CO	1,288	781	985	—	1,766	144	4/26/2007	1998
Columbus (Airport), GA	2,182	726	2,265	—	2,991	334	4/26/2007	2006
Columbus (Gentian), GA	2,453	1,098	2,263	6	3,367	334	4/26/2007	2005
Fountain, CO	1,876	747	1,825	—	2,572	267	4/26/2007	2005
Gallup , NM	2,172	499	2,477	—	2,976	359	4/26/2007	2004
Garden City, GA	1,817	803	1,688	—	2,491	248	4/26/2007	1998
Grand Junction, CO	2,142	915	2,021	—	2,936	294	4/26/2007	1995
Littleton, CO	1,566	1,491	656	—	2,147	97	4/26/2007	1990
Longview, WA	2,479	969	2,429	4	3,402	366	4/26/2007	2004
Loveland, CO	1,445	437	1,543	—	1,980	224	4/26/2007	1997

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Applebee’s (continued):
Macon (Eisenhower), GA	$1,711	$785	$1,561	$—	$2,346	$230	4/26/2007	1998
Macon (Riverside), GA	1,731	794	1,579	—	2,373	233	4/26/2007	1998
Santa Fe, NM	2,787	1,637	2,184	5	3,826	318	4/26/2007	1997
Savannah, GA	1,734	1,079	1,454	(156)	2,377	216	4/26/2007	1993
Union Gap, WA	1,761	196	2,218	—	2,414	332	4/26/2007	2004
Walla Walla, WA	1,647	770	1,487	—	2,257	231	4/26/2007	2005
Warner Robins, GA	1,732	677	1,696	—	2,373	251	4/26/2007	1994
Apria Healthcare:
St. John, MO	4,420	1,669	4,390	133	6,192	1,004	3/28/2007	1996
Arby’s:
New Castle, PA	(i)	555	810	—	1,365	103	1/31/2008	1999
Ashley Furniture:
Amarillo, TX	4,026	1,367	4,747	—	6,114	748	4/6/2007	1980
Anderson, SC	(i)	677	3,240	(4)	3,913	433	9/28/2007	2006
AT&T:
Beaumont, TX	8,592	611	10,717	10	11,338	2,113	3/19/2007	1971
Santa Clara, CA	5,020	2,455	10,876	—	13,331	1,183	9/30/2008	2002
Bank of America:
Delray Beach, FL	(i)	11,890	2,984	—	14,874	384	1/31/2008	1975
BE Aerospace:
Winston-Salem, NC	(i)	346	4,387	—	4,733	480	10/31/2008	1987
Best Buy:
Fayettville, NC	(i)	2,020	4,285	301	6,606	608	10/4/2007	1999
Wichita, KS	5,625	2,192	8,319	—	10,511	1,276	2/7/2008	1984
Las Cruces, NM	—	1,584	4,043	105	5,732	474	9/30/2008	2002
Kansas City, KS	—	1,464	5,375	—	6,839	236
Big 5 Center:
Aurora, CO	2,804	1,265	2,827	—	4,092	431	4/11/2007	2006
BJ’s Wholesale:
Ft. Lauderdale, FL	11,125	10,920	14,762	—	25,682	1,645	9/23/2008	2007
Haverhill, MA	9,100	5,497	13,904	49	19,450	1,713	4/14/2008	2006
Woodstock, GA	—	3,071	11,542	—	14,613	1,185	1/29/2009	2002
Borders:
Rapid City, SD	4,393	1,589	1,951	—	3,540	299	6/1/2007	1999
Reading, PA	4,257	2,128	3,186	626	5,940	487	6/1/2007	1997
Boscov’s:
Voorhees, NJ	(i)	1,889	5,012	—	6,901	679	2/7/2008	1970
Bridgestone Tire:
Atlanta, GA	(i)	1,623	977	—	2,600	127	2/7/2008	1998
Broadview Village Square:
Broadview , IL	31,500	8,489	46,933	338	55,760	6,962	9/14/2007	1994

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Burger King:
Durham, NC	$—	$808	$—	$—	$808	$—	4/29/2011	(h)
Carmax:
Greenville, SC	14,565	8,061	11,830	—	19,891	1,508	1/25/2008	1998
Pineville, NC	(i)	6,980	4,014	—	10,994	548	1/31/2008	2002
Raleigh, NC	(i)	4,000	7,669	8	11,677	970	1/31/2008	1994
Chambers Corner:
Wayland, MI	—	1,608	7,277	37	8,922	1,085	9/19/2007	2000
Chapel Hill Centre:
Douglasville, GA	3,050	1,827	5,303	—	7,130	163	10/28/2011	2006
Chili’s:
Paris, TX	1,790	600	1,851	—	2,451	304	12/28/2006	1999
Fredericksburg, TX	1,504	820	1,290	—	2,110	207	6/5/2007	1985
Tilton, NH	1,260	1,085	—	—	1,085	—	3/27/2009	(h)
Childtime Childcare:
Cuyahoga Falls, OH	(i)	114	564	—	678	31	12/15/2010	1972
Arlington, TX	(i)	268	867	—	1,135	46	12/15/2010	2000
Oklahoma City (May), OK	(i)	74	479	—	553	25	12/15/2010	1998
Oklahoma City (Penn), OK	—	60	617	—	677	32	12/15/2010	1998
Rochester, NY	(i)	107	485	—	592	28	12/15/2010	1974
Modesto (Honey Creek), CA	(i)	191	605	—	796	36	12/15/2010	2006
Church’s Chicken:
191 Locations	64,574	47,249	57,362	—	104,611	7,155	10/31/2008	Various
Circle K:
Akron (1178 Arlington), OH	680	434	834	—	1,268	114	12/20/2007	1994
Akron (1559 Market), OH	680	539	832	8	1,379	114	12/20/2007	1995
Akron (1693 West Market), OH	803	664	2,064	8	2,736	270	12/20/2007	2000
Akron (940 Arlington), OH	548	362	1,062	—	1,424	144	12/20/2007	1991
Akron (Albrecht), OH	539	400	908	—	1,308	120	12/20/2007	1997
Akron (Brittain), OH	605	345	1,005	8	1,358	140	12/20/2007	1995
Akron (Brown), OH	605	329	707	—	1,036	103	12/20/2007	1950
Akron (Cuyahoga), OH	813	518	794	—	1,312	111	12/20/2007	1998
Akron (Darrow), OH	605	544	849	8	1,401	116	12/20/2007	1994
Akron (Exchange), OH	709	559	900	—	1,459	121	12/20/2007	1996
Akron (Main), OH	567	330	1,288	7	1,625	177	12/20/2007	2000
Akron (Manchester), OH	794	304	945	—	1,249	130	12/20/2007	1994
Akron (Ridgewood), OH	605	435	386	—	821	56	12/20/2007	1969
Akron (Waterloo), OH	595	385	1,019	—	1,404	137	12/20/2007	2001
Albuquerque, NM	614	748	626	—	1,374	83	12/20/2007	1994
Auburn, AL	775	693	1,045	—	1,738	141	12/20/2007	1990
Augusta, GA	501	783	953	—	1,736	130	12/20/2007	1985
Barberton (31st St), OH	454	389	1,519	—	1,908	205	12/20/2007	1991

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Circle K (continued):
Barberton (5th St.), OH	$595	$283	$1,067	$—	$1,350	$141	12/20/2007	1996
Barberton (Wooster), OH	1,077	520	1,168	—	1,688	157	12/20/2007	2000
Baton Rouge (Burbank), LA	444	538	708	—	1,246	96	12/20/2007	1976
Baton Rouge (Floynell), LA	633	551	686	—	1,237	92	12/20/2007	1977
Baton Rouge (Jefferson), LA	482	770	600	—	1,370	81	12/20/2007	1970
Beaufort, SC	784	745	663	—	1,408	88	12/20/2007	1997
Bedford, OH	624	416	708	—	1,124	95	12/20/2007	2000
Bluffton , SC	1,162	1,075	777	—	1,852	106	12/20/2007	1997
Bossier City, LA	737	755	771	—	1,526	101	12/20/2007	1987
Brookpark, OH	652	472	819	—	1,291	108	12/20/2007	1998
Canton (12th St.) , OH	524	459	878	—	1,337	123	12/20/2007	1992
Canton (Tuscarwas), OH	1,068	730	1,339	—	2,069	180	12/20/2007	2000
Charleston, SC	1,257	1,182	758	—	1,940	99	12/20/2007	1987
Charlotte (Independence), NC	912	589	581	—	1,170	79	12/20/2007	1996
Charlotte (Sharon), NC	945	663	734	—	1,397	97	12/20/2007	1997
Charlotte (Sugar Creek), SC	973	623	603	—	1,226	80	12/20/2007	1991
Cleveland , OH	765	573	1,352	—	1,925	182	12/20/2007	2002
Columbia (Garners), SC	1,021	645	739	—	1,384	98	12/20/2007	1993
Columbia (Hardscrabble), SC	850	587	777	—	1,364	102	12/20/2007	1997
Columbia (Lumpkin), GA	756	526	756	—	1,282	105	12/20/2007	1978
Columbus (Airport), GA	690	569	455	—	1,024	64	12/20/2007	1984
Columbus (Buena Vista), GA	728	576	623	—	1,199	87	12/20/2007	1990
Columbus (Warm Springs), GA	888	2,085	2,949	—	5,034	385	12/20/2007	1978
Columbus (Whiteville), GA	1,512	1,394	1,039	—	2,433	137	12/20/2007	1995
Copley, OH	558	336	692	8	1,036	100	12/20/2007	1993
Cuyahoga Falls (Bath), OH	983	472	1,287	—	1,759	171	12/20/2007	2002
Cuyahoga Falls (Port), OH	671	413	988	—	1,401	134	12/20/2007	1995
Cuyahoga Falls (State), OH	463	327	613	8	948	85	12/20/2007	1972
El Paso (Americas), TX	1,106	696	1,272	—	1,968	172	12/20/2007	1999
El Paso (Mesa), TX	576	684	821	—	1,505	111	12/20/2007	1999
El Paso (Zaragosa), TX	1,030	967	764	—	1,731	102	12/20/2007	1998
Fairlawn, OH	756	480	818	—	1,298	112	12/20/2007	1993
Fort Mill, SC	1,172	1,207	2,007	—	3,214	261	12/20/2007	1999
Goose Creek, SC	633	671	578	—	1,249	78	12/20/2007	1983
Huntersville, NC	973	680	716	—	1,396	95	12/20/2007	1996
Kent, OH	472	223	678	—	901	91	12/20/2007	1994
Lanett, AL	430	1,645	4,693	—	6,338	654	12/20/2007	1974
Macon (Arkwright), GA	529	422	675	(5)	1,092	91	12/20/2007	1993
Macon (Riverside), GA	567	588	625	—	1,213	89	12/20/2007	1974
Maple Heights, OH	718	524	1,052	—	1,576	144	12/20/2007	1998
Martinez, GA	595	506	702	—	1,208	96	12/20/2007	1986

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Circle K (continued):
Midland (Beaver Run), GA	$1,172	$1,066	$1,099	$—	$2,165	$150	12/20/2007	1995
Mobile (Airport) , AL	813	516	651	—	1,167	93	12/20/2007	1987
Mobile (Moffett) , AL	619	475	374	(45)	804	54	12/20/2007	1988
Mount Pleasant, SC	709	616	631	—	1,247	86	12/20/2007	1978
North Augusta, SC	558	380	678	—	1,058	90	12/20/2007	1999
North Monroe, LA	737	816	1,375	—	2,191	180	12/20/2007	1986
Northfield , OH	935	829	1,564	—	2,393	205	12/20/2007	1983
Norton, OH	690	374	1,430	—	1,804	192	12/20/2007	2001
Opelika (2nd Avenue), AL	595	778	1,590	—	2,368	215	12/20/2007	1989
Opelika (Columbus), AL	1,096	829	968	—	1,797	141	12/20/2007	1988
Parma, OH	633	451	1,052	—	1,503	141	12/20/2007	2002
Phenix City, AL	775	674	1,148	—	1,822	153	12/20/2007	1999
Pine Mountain, GA	567	744	3,016	—	3,760	398	12/20/2007	1999
Port Wentworth, GA	1,087	945	861	—	1,806	126	12/20/2007	1991
Savannah (Johnny Mercer), GA	699	551	480	—	1,031	67	12/20/2007	1990
Savannah (King George), GA	756	816	712	—	1,528	95	12/20/2007	1997
Seville, OH	1,228	642	1,989	8	2,639	263	12/20/2007	2003
Shreveport , LA	586	517	1,074	—	1,591	143	12/20/2007	1988
Springdale, SC	813	368	609	—	977	81	12/20/2007	1999
Twinsburg, OH	652	409	1,146	—	1,555	158	12/20/2007	1984
Valley, AL	756	512	733	—	1,245	99	12/20/2007	1974
West Monroe (1602), LA	803	538	1,127	—	1,665	148	12/20/2007	1999
West Monroe (503), LA	709	918	660	—	1,578	89	12/20/2007	1983
Willoughby, OH	576	390	1,001	—	1,391	133	12/20/2007	1986
Circuit City (Formerly):
Mesquite, TX	—	1,094	6,687	1,242	9,023	1,167	6/29/2007	1996
Taunton, MA	—	2,219	6,314	(5,011)	3,522	192	7/13/2007	2001
Groveland, FL	20,250	4,990	24,740	—	29,730	3,440	7/17/2007	1991
Aurora, CO	4,777	1,763	4,295	1,975	8,033	625	8/22/2007	1995
Kennesaw, GA	(i)	2,242	18,075	4,706	25,023	3,442	1/31/2008	1998
Columbus Fish Market :
Grandview, OH	(i)	1,417	1,478	—	2,895	87	9/27/2010	1985
Conns:
San Antonio, TX	—	1,026	3,055	—	4,081	539	5/26/2006	2002
Convergys:
Las Cruces, NM	4,883	1,740	5,785	—	7,525	800	6/2/2008	1983
Coral Walk:
Cape Coral, FL	(i)	7,737	20,708	(231)	28,214	3,090	6/12/2008	2007
Cost-U-Less:
St. Croix, USVI	4,035	706	4,472	—	5,178	686	3/26/2007	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Cumming Town Center:
Cumming, GA	$33,700	$13,555	$48,146	$(1,218)	$60,483	$5,751	7/11/2008	2007
CVS:
Alpharetta, GA	(i)	1,214	1,693	—	2,907	341	12/1/2005	1998
Richland Hills, TX	(i)	1,141	2,302	—	3,443	432	12/8/2005	1997
Portsmouth (Scioto Trail), OH	1,420	561	1,639	169	2,369	338	3/8/2006	1997
Lakewood, OH	—	552	1,225	80	1,857	288	4/19/2006	1996
Madison, MS	2,809	1,068	2,835	—	3,903	523	5/26/2006	2004
Portsmouth, OH	(i)	328	1,862	205	2,395	387	6/28/2006	1997
Okeechobee, FL	4,076	1,623	3,563	—	5,186	624	7/7/2006	2001
Orlando, FL	3,016	2,125	2,213	—	4,338	400	7/12/2006	2005
Gulfport, MS	2,611	1,231	2,483	—	3,714	429	8/10/2006	2000
Clinton, NY	1,983	684	2,014	—	2,698	337	8/24/2006	2006
Glenville Scotia, NY	3,413	1,601	2,928	—	4,529	472	11/16/2006	2006
Florence, SC	1,706	771	1,803	—	2,574	277	5/17/2007	1998
Indianapolis, IN	—	1,077	2,238	—	3,315	281	2/7/2008	1998
Onley, VA	3,251	1,584	3,156	—	4,740	384	5/8/2008	2007
Columbia (I), TN	1,370	1,090	1,752	—	2,842	216	9/30/2008	1998
Columbia (II), TN	1,330	1,205	1,579	—	2,784	198	9/30/2008	1998
Hamilton, OH	2,280	917	1,682	—	2,599	198	9/30/2008	1999
Mechanicsville, NY	1,417	415	2,104	—	2,519	233	9/30/2008	1997
Atlanta, GA	—	910	2,450	—	3,360	273	10/7/2008	2006
Carrollton, TX	(i)	542	1,428	—	1,970	159	12/23/2008	1995
Kissimmee, FL	(i)	810	1,607	—	2,417	176	12/23/2008	1995
Lake Worth, TX	(i)	474	1,323	—	1,797	147	12/23/2008	1996
Richardson, TX	—	476	1,769	—	2,245	196	12/23/2008	1996
River Oaks, TX	—	819	1,711	—	2,530	190	12/23/2008	1996
The Colony, TX	(i)	460	1,422	(5)	1,877	158	12/23/2008	1996
Wichita Falls (SW), TX	(i)	451	1,655	—	2,106	183	12/23/2008	1996
Wichita Falls, TX	(i)	471	1,276	—	1,747	141	12/23/2008	1995
Myrtle Beach, SC	4,788	1,565	2,564	—	4,129	256	3/27/2009	2004
Maynard, MA	5,596	2,157	2,049	—	4,206	199	3/31/2009	2005
Waynesville, NC	3,966	420	3,005	—	3,425	298	3/31/2009	2005
Indianapolis (21st Street), IN	(i)	807	2,073	—	2,880	129	7/21/2010	1986
Lincoln, IN	(i)	375	2,472	—	2,847	144	9/17/2010	1981
Azle, TX	3,158	935	2,955	—	3,890	164	12/16/2010	1985
Fairview Township, PA	2,018	968	1,754	—	2,722	91	1/27/2011	2007
St. Augustine, FL	2,714	1,002	3,081	—	4,083	132	4/26/2011	2008
Dave and Buster’s:
Addison, IL	5,600	5,837	6,810	—	12,647	1,017	7/19/2007	2006
David’s Bridal:
Lenexa, KS	—	766	2,197	—	2,963	519	1/11/2006	2005

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
David’s Bridal (continued):
Topeka, KS	$2,000	$569	$2,193	$—	$2,762	$455	10/13/2006	2006
Dickinson Theater:
Yukon, OK	(i)	980	3,403	7	4,390	475	7/17/2007	2007
Dick’s Sporting Goods:
Amherst, NY	6,321	3,147	6,084	864	10,095	1,180	12/20/2006	1986
Dollar General:
Crossville, TN	1,950	647	2,088	—	2,735	402	6/2/2006	2006
Ardmore, TN	1,804	735	1,839	—	2,574	350	6/9/2006	2005
Livingston, TN	1,856	899	1,687	—	2,586	328	6/12/2006	2006
Drexel Heritage:
Hickory, NC	—	394	3,622	—	4,016	1,360	2/24/2006	1963
Eckerd:
Lincolnton, NC	1,538	557	2,131	—	2,688	317	4/3/2007	1998
Easton, PA	4,060	2,308	3,411	—	5,719	495	4/25/2007	2005
Spartanburg, SC	2,259	1,368	1,791	—	3,159	275	5/17/2007	1998
EDS Information Systems:
Salt Lake City, UT	18,000	2,283	19,796	279	22,358	2,763	7/17/2007	1999
Federal Express:
Rockford, IL	(i)	1,469	3,669	223	5,361	749	12/9/2005	1994
Council Bluffs, IA	2,185	530	1,845	—	2,375	308	11/15/2006	1999
Edwardsville, KS	12,880	1,693	15,439	5,507	22,639	2,540	11/15/2006	1999
Peoria, IL	2,080	337	2,629	22	2,988	367	7/20/2007	1997
Walker, MI	—	1,387	4,424	3,334	9,145	614	8/8/2007	2001
Mishawaka, IN	(i)	303	3,356	—	3,659	428	2/7/2008	1993
Huntsville, AL	—	1,576	8,252	8	9,836	899	9/30/2008	2008
Baton Rouge, LA	6,470	1,822	6,332	1,561	9,715	797	10/3/2008	2008
Ferguson Enterprises:
Auburn, AL	—	663	1,401	—	2,064	162	8/21/2008	2007
Charlotte, NC	4,050	2,347	7,782	—	10,129	943	8/21/2008	2007
Cohasset, MN	(i)	65	1,221	—	1,286	138	8/21/2008	2007
Front Royal, VA	—	3,475	38,699	—	42,174	4,458	8/21/2008	2007
Ocala, FL	—	650	6,207	—	6,857	734	8/21/2008	2006
Powhatan, VA	(i)	522	4,712	—	5,234	534	8/21/2008	2007
Salisbury, MD	(i)	773	8,016	—	8,789	911	8/21/2008	2007
Shallotte, NC	(i)	594	1,717	—	2,311	197	8/21/2008	2006
Fire Mountain Buffet:
Decatur, AL	—	870	1,318	—	2,188	60	4/29/2011	2004
Dawsonville, GA	—	686	851	—	1,537	39	4/29/2011	2005
Lake Charles, LA	—	1,115	1,058	—	2,173	52	4/29/2011	1987
Gallina Centro:
Collierville, TN	14,200	5,669	10,347	8	16,024	1,668	3/26/2007	2000

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Gallina Centro II:
Collierville II, TN	—	$1,858	$5,073	$—	$6,931	$17	11/15/2012	2012
Gold’s Gym:
O’Fallon, IL	3,650	1,407	5,253	—	6,660	992	9/29/2006	2005
St. Peters, MO	4,893	2,338	4,428	—	6,766	645	7/31/2007	2007
O’Fallon, MS	5,425	3,120	3,992	—	7,112	611	8/29/2007	2007
Golden Corral:
Albuquerque, NM	—	1,526	2,853	—	4,379	119	9/28/2011	2011
Gordman’s:
Peoria, IL	4,950	1,558	6,674	—	8,232	1,047	1/18/2007	2006
Gregg Appliances:
Greensboro, NC	(i)	2,412	3,931	(366)	5,977	498	1/11/2008	2007
Grove City, OH	(i)	987	4,477	—	5,464	584	9/17/2008	2008
Mt Juliet, TN	2,425	2,088	3,638	—	5,726	449	9/23/2008	2008
Hilltop Plaza:
Bridgeton, MO	(i)	8,012	13,342	7	21,361	1,752	2/6/2008	1991
HOM Furniture:
Fargo, ND	4,800	1,155	9,779	—	10,934	1,592	1/4/2007	2004
Home Depot:
Bedford Park, IL	(i)	9,024	20,877	545	30,446	2,926	8/21/2007	1992
Lakewood, CO	7,212	9,367	—	—	9,367	—	8/27/2008	2006
Colma, CA	19,300	17,636	20,114	—	37,750	2,175	9/30/2008	1995
Infiniti:
Davie, FL	5,151	3,076	5,410	—	8,486	936	11/30/2006	2006
Ivex Packaging:
New Castle, PA	—	162	3,877	—	4,039	209	12/20/2010	1986
J.Jill:
Tilton, NH	(i)	6,214	17,378	—	23,592	1,125	9/30/2010	2008
Jo-Ann Fabrics:
Alpharetta, GA	(i)	2,578	3,682	—	6,260	538	8/5/2008	2000
Independence, MO	(i)	1,304	2,790	—	4,094	172	12/23/2010	2006
Kohl’s:
Wichita, KS	5,200	1,798	6,200	818	8,816	1,176	9/27/2006	1996
Lake Zurich, IL	9,075	1,854	10,086	—	11,940	1,453	7/17/2007	2000
Grand Forks, ND	4,931	1,855	5,680	—	7,535	684	6/11/2008	2006
Tilton, NH	3,780	5,640	—	—	5,640	—	3/27/2009	(h)
Olathe, KS	5,819	2,539	5,471	350	8,360	217	8/23/2011	1995
Kroger:
LaGrange, GA	—	1,101	6,032	177	7,310	874	6/28/2007	1998
LA Fitness:
Brooklyn Park, MN	5,871	1,963	7,460	—	9,423	885	6/17/2008	2008
Matteson, IL	5,753	2,628	6,474	—	9,102	867	7/16/2008	2007
Greenwood, IN	(i)	2,233	7,670	—	9,903	950	8/5/2008	2007
League City, TX	(i)	1,597	4,832	16	6,445	328	5/21/2010	2007

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
LA Fitness (continued):
Naperville, IL	(i)	$2,415	$5,759	$—	$8,174	$388	6/30/2010	1999
West Chester, OH	5,075	664	6,696	—	7,360	314	4/27/2011	2009
La-Z-Boy:
Glendale, AZ	(i)	2,515	2,968	—	5,483	600	10/25/2005	2001
Newington, CT	3,324	1,466	4,979	—	6,445	756	1/5/2007	2006
Kentwood, MI	—	1,442	3,702	—	5,144	590	6/28/2007	1986
Lincoln Place:
Fairview Heights, IL	35,432	6,010	36,738	1,416	44,164	5,650	4/5/2007	1998
Logan’s Roadhouse:
Fairfax, VA	1,117	1,527	1,414	—	2,941	216	3/28/2007	1998
Johnson City, TN	1,933	1,280	1,794	—	3,074	273	3/28/2007	1996
Wichita Falls, TX	(i)	435	1,670	—	2,105	90	12/17/2010	2009
Trussville, AL	(i)	723	1,147	—	1,870	63	12/17/2010	2008
Long John Silvers:
Houston, TX	(i)	965	—	122	1,087	17	7/19/2007	2004
Lowe’s:
Enterprise, AL	(i)	1,012	5,803	—	6,815	1,164	12/1/2005	1995
Lubbock, TX	7,475	4,581	6,563	57	11,201	1,187	9/27/2006	1996
Midland, TX	7,150	3,525	7,332	—	10,857	1,306	9/27/2006	1996
Cincinnati, OH	13,800	5,592	11,319	—	16,911	1,691	7/17/2007	1998
Chester, NY	3,834	5,704	—	—	5,704	—	9/19/2008	2008
Tilton, NH	12,960	10,800	—	—	10,800	—	3/27/2009	(h)
Market Pointe:
Papillion, NE	11,825	11,626	12,882	322	24,830	1,718	6/20/2008	2007
Marsh Supermarket:
Indianapolis, IN	5,950	1,842	10,764	—	12,606	1,359	2/7/2008	1999
Massard Farms
Fort Smith, AR	9,670	4,295	10,755	236	15,286	1,584	10/11/2007	2001
Mealey’s Furniture:
Maple Shade, NJ	(i)	1,716	3,907	821	6,444	643	12/12/2007	2007
Mercedes Benz:
Atlanta, GA	(i)	2,623	7,208	—	9,831	1,110	12/15/2006	2000
Milford Commons:
Milford, CT	5,161	7,525	4,257	—	11,782	572	1/17/2008	2005
Mountainside Fitness:
Chandler, AZ	(i)	1,177	4,480	—	5,657	1,017	2/9/2006	2001
Mustang Engineering:
Houston, TX	(i)	1,859	16,198	37	18,094	2,520	1/31/2008	1983
Northern Tool & Equipment:
Blaine, MN	3,185	2,233	2,432	—	4,665	417	2/28/2007	2006

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
O’Reilly Auto Parts:
Dallas, TX	$3,290	$1,896	$2,904	$—	$4,800	$441	2/6/2007	1970
Office Depot:
Dayton, OH	2,130	807	2,183	—	2,990	367	7/7/2006	2005
Greenville, MS	—	666	2,469	—	3,135	422	7/12/2006	2000
Warrensburg, MO	—	1,024	1,540	—	2,564	367	7/19/2006	2001
Benton, AR	2,130	560	2,506	—	3,066	401	11/21/2006	2001
Oxford, MS	2,295	916	2,141	—	3,057	338	12/1/2006	2006
Enterprise, AL	1,850	771	1,635	—	2,406	253	2/27/2007	2006
Alcoa, TN	(i)	1,164	2,537	158	3,859	323	1/31/2008	1999
Laurel, MS	(i)	351	2,214	—	2,565	247	9/30/2008	2002
London, KY	(i)	724	2,687	—	3,411	374	9/30/2008	2001
Durham, NC	2,052	737	1,647	—	2,384	77	4/29/2011	2008
Balcones Heights, TX	2,285	1,213	2,157	—	3,370	99	4/29/2011	2009
OfficeMax:
Orangeburg, SC	—	590	2,363	—	2,953	426	2/28/2007	1999
Old Time Pottery:
Fairview Heights, IL	—	1,044	2,943	50	4,037	872	11/21/2006	1979
One Pacific Place:
Omaha, NE	23,400	6,254	27,877	2,217	36,348	5,794	2/6/2007	1988
Oxford Theater:
Oxford, MS	—	281	4,051	(2,581)	1,751	19	8/31/2006	2006
Payless Shoes:
Columbia, SC	(i)	568	742	—	1,310	93	9/30/2008	1998
PepBoys:
Albuquerque, NM	—	1,495	1,980	—	3,475	256	3/25/2008	1990
Arlington Heights, IL	—	1,379	4,376	—	5,755	562	3/25/2008	1995
Clarksville, IN	(i)	1,017	1,492	—	2,509	200	3/25/2008	1993
Colorado Springs, CO	—	1,223	1,820	—	3,043	242	3/25/2008	1994
El Centro, CA	(i)	1,000	1,202	—	2,202	156	3/25/2008	2006
Fort Myers, FL	—	2,121	2,546	—	4,667	323	3/25/2008	1994
Frederick, MD	(i)	1,786	2,812	—	4,598	344	3/25/2008	1987
Hampton, VA	(i)	2,024	1,757	—	3,781	231	3/25/2008	1993
Lakeland, FL	(i)	3,313	1,991	—	5,304	274	3/25/2008	1991
Nashua, NH	—	2,415	2,006	—	4,421	260	3/25/2008	1996
Orem, UT	(i)	1,392	1,224	—	2,616	161	3/25/2008	1990
Pasadena, TX	(i)	1,703	2,656	—	4,359	342	3/25/2008	1995
San Antonio, TX	—	905	2,091	—	2,996	278	3/25/2008	1988
Tamarac, FL	(i)	1,690	2,106	—	3,796	269	3/25/2008	1997
Tampa, FL	—	3,902	2,035	—	5,937	306	3/25/2008	1991

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Pep Boys (continued):
West Warwick, RI	(i)	$2,429	$1,198	$—	$3,627	$161	3/25/2008	1993
Petsmart:
McCarran, NV	22,000	5,151	43,546	—	48,697	5,079	7/2/2008	2008
Chattanooga, TN	—	1,136	3,418	—	4,554	382	8/5/2008	1996
Daytona Beach, FL	—	1,735	3,270	—	5,005	365	8/5/2008	1996
Fredericksburg, VA	—	3,247	2,083	—	5,330	235	8/5/2008	1997
Plastech:
Auburn Hills, MI	(i)	3,283	18,153	(2,882)	18,554	2,840	12/15/2005	1995
Pocatello Square:
Pocatello, ID	17,250	3,262	18,418	2,388	24,068	3,092	4/6/2007	2006
Rayford Square:
Spring, TX	5,940	2,339	6,696	178	9,213	1,179	3/2/2006	1973
Rite Aid:
Alliance, OH	—	432	1,446	1	1,879	311	10/20/2005	1996
Enterprise, AL	2,043	920	2,391	—	3,311	463	1/26/2006	2005
Wauseon, OH	2,142	1,047	2,333	1	3,381	457	1/26/2006	2005
Saco, ME	1,340	391	1,989	—	2,380	389	1/27/2006	1997
Cleveland, OH	1,370	566	1,753	1	2,320	357	4/27/2006	1997
Fremont, OH	1,300	863	1,435	1	2,299	285	4/27/2006	1997
Defiance, OH	2,321	1,174	2,373	1	3,548	441	5/26/2006	2005
Lansing, MI	1,041	254	1,276	50	1,580	266	6/29/2006	1950
Glassport, PA	2,325	674	3,112	1	3,787	493	10/4/2006	2006
Hanover, PA	4,115	1,924	3,804	—	5,728	597	10/17/2006	2006
Plains, PA	3,380	1,147	3,780	—	4,927	561	4/16/2007	2006
Fredericksburg, VA	2,979	1,522	3,378	—	4,900	484	5/2/2007	2007
Lima, OH	3,103	1,814	2,402	—	4,216	359	5/14/2007	2005
Allentown, PA	3,615	1,635	3,654	—	5,289	534	5/15/2007	2006
Ruth Chris:
Metairie, LA	(i)	1,701	1,262	—	2,963	74	9/27/2010	2006
Sarasota, FL	(i)	1,480	1,266	—	2,746	74	9/27/2010	2007
Ryan’s Buffet:
Florence, AL	—	827	1,176	—	2,003	55	4/29/2011	1994
Dothan, AL	—	667	1,158	—	1,825	53	4/29/2011	1998
Carrollton, GA	—	610	928	—	1,538	43	4/29/2011	1995
Hiram, GA	—	729	940	—	1,669	44	4/29/2011	1999
Albany, GA	—	838	1,561	—	2,399	72	4/29/2011	2003
Corydon, IN	—	550	1,136	—	1,686	52	4/29/2011	1999
Bowling Green, KY	—	1,371	1,601	—	2,972	75	4/29/2011	1997
Johnstown, PA	—	725	813	—	1,538	37	4/29/2011	1998
Picayune, MS	—	1,212	1,044	—	2,256	49	4/29/2011	1999
Tupelo, MS	—	1,010	947	—	1,957	44	4/29/2011	1995

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Ryan’s Buffet (continued):
Charleston, SC	$—	$1,209	$488	$—	$1,697	$24	4/29/2011	1988
Conroe, TX	—	1,746	1,362	—	3,108	65	4/29/2011	1993
Princeton, WV	—	930	1,484	—	2,414	68	4/29/2011	2001
Sportsman’s Warehouse (Formerly):
Wichita, KS	—	1,586	5,954	(4,762)	2,778	—	6/27/2006	2006
DePere, WI	3,907	1,131	4,295	—	5,426	669	4/20/2007	2004
Staples:
Crossville, TN	—	549	2,134	—	2,683	521	1/26/2006	2001
Peru, IL	—	1,285	1,959	—	3,244	384	11/10/2006	1998
Clarksville, IN	2,900	939	3,080	—	4,019	562	12/29/2006	2006
Greenville, SC	2,955	1,718	2,496	—	4,214	374	4/11/2007	2007
Warsaw, IN	1,850	1,084	1,984	—	3,068	306	5/17/2007	1998
Guntersville, AL	—	969	2,330	—	3,299	338	7/6/2007	2001
Moraine, OH	(i)	1,168	2,182	(11)	3,339	311	10/12/2007	2006
Angola, IN	—	457	2,366	—	2,823	278	9/30/2008	1999
Starbucks:
Covington, TN	—	563	856	—	1,419	138	6/22/2007	2007
Sedalia, MO	(i)	249	837	—	1,086	123	6/22/2007	2006
Bowling Green, KY	(i)	557	1,005	3	1,565	148	10/23/2007	2007
Shawnee, OK	(i)	362	644	5	1,011	99	10/31/2007	2006
Oklahoma City, OK	—	386	725	5	1,116	112	11/20/2007	2007
Chattanooga, TN	—	533	788	5	1,326	119	11/26/2007	2007
Maryville, TN	(i)	663	733	4	1,400	111	11/26/2007	2007
Powell, TN	(i)	517	728	4	1,249	111	11/26/2007	2007
Seymour, TN	—	509	752	4	1,265	113	11/26/2007	2007
Altus, OK	—	191	885	—	1,076	131	1/16/2008	2007
Stillwater, OK	(i)	164	990	—	1,154	139	2/28/2008	2007
Memphis, TN	—	201	1,077	—	1,278	145	3/4/2008	2007
Ponca City, OK	—	218	778	—	996	107	3/11/2008	2007
Kingsport, TN	(i)	544	733	—	1,277	103	3/25/2008	2008
Stations Casino:
Las Vegas, NV	42,212	4,976	50,024	—	55,000	6,564	11/1/2007	2007
Taco Bell:
Anderson, IN	(i)	344	640	(13)	971	130	7/19/2007	1995
Brazil, IN	(i)	539	569	(12)	1,096	113	7/19/2007	1996
Henderson, KY	(i)	380	946	(14)	1,312	168	7/19/2007	1992
Martinsville, IN	(i)	421	633	(12)	1,042	126	7/19/2007	1986
Princeton, IN	(i)	287	628	(14)	901	136	7/19/2007	1992
Robinson, IN	(i)	300	527	(11)	816	110	7/19/2007	1994
Spencer, IN	(i)	216	583	(14)	785	117	7/19/2007	1999
Vinceness, IN	(i)	623	648	(16)	1,255	131	7/19/2007	2000

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Taco Bell (continued):
Washington, IN	(i)	$334	$583	$(12)	$905	$119	7/19/2007	1995
TelerX Marketing:
Kings Mountain, NC	—	367	7,795	—	8,162	1,183	7/17/2007	2007
Three Forks Restaurant:
Dallas, TX	—	3,641	5,678	—	9,319	679	6/5/2008	1998
TJ Maxx:
Staunton, VA	—	933	3,082	157	4,172	374	9/30/2008	1988
Tractor Supply:
Parkersburg, WV	1,793	934	2,050	—	2,984	433	9/26/2005	2005
La Grange, TX	1,405	256	2,091	—	2,347	379	11/6/2006	2006
Livingston, TN	1,725	430	2,360	—	2,790	423	11/22/2006	2006
New Braunfels, TX	1,750	511	2,350	—	2,861	424	11/22/2006	2006
Crockett, TX	1,325	291	1,957	—	2,248	349	12/1/2006	2006
Ankeny, IA	1,950	717	1,984	—	2,701	349	2/9/2007	2006
Greenfield, MN	2,228	1,311	2,367	—	3,678	350	4/2/2007	2006
Marinette, WI	1,918	448	2,123	—	2,571	360	4/10/2007	2006
Paw Paw, MI	2,048	537	2,349	—	2,886	348	4/10/2007	2006
Navasota, TX	2,050	348	2,368	—	2,716	393	4/18/2007	2006
Fredericksburg, TX	2,031	593	2,235	—	2,828	325	5/8/2007	2007
Fairview, TN	1,931	449	2,234	—	2,683	323	5/25/2007	2007
Baytown, TX	2,251	808	2,212	—	3,020	317	6/11/2007	2007
Prior Lake, MN	3,283	1,756	2,948	98	4,802	435	6/29/2007	1991
Rome, NY	1,716	1,231	1,747	—	2,978	226	1/4/2008	2003
Clovis, NM	(i)	695	2,129	—	2,824	266	4/7/2008	2007
Carroll, OH	1,090	798	1,030	—	1,828	261	5/8/2008	1976
Baldwinsville, NY	1,705	1,110	1,938	—	3,048	225	10/15/2008	2005
LaGrange, KY	(i)	584	2,322	—	2,906	300	11/19/2008	2008
Lowville, NY	(i)	126	1,848	—	1,974	127	6/3/2010	2006
Malone, NY	(i)	168	1,852	—	2,020	127	6/3/2010	2006
Elletsville, IN	(i)	247	1,992	—	2,239	122	9/13/2010	2007
Mt. Sterling, KY	1,452	471	1,899	—	2,370	66	10/27/2011	2011
TutorTime:
Pittsburgh, PA	(i)	508	391	—	899	27	12/15/2010	2008
Victoria Crossing:
Victoria, TX	8,288	2,207	9,531	121	11,859	1,497	1/12/2007	2006
Wadsworth Boulevard:
Denver, CO	6,708	4,723	12,728	274	17,725	2,305	2/6/2006	1991
Walgreens:
Brainerd, MN	2,814	981	2,882	—	3,863	594	10/5/2005	2000
Florissant, MO	3,372	1,482	3,205	—	4,687	590	11/2/2005	2001
St Louis (Gravois), MO	3,999	2,220	3,305	—	5,525	609	11/2/2005	2001

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Walgreen’s (continued):
St Louis (Telegraph), MO	$3,289	$1,745	$2,875	$—	$4,620	$530	11/2/2005	2001
Columbia, MO	3,573	2,353	3,351	—	5,704	658	11/22/2005	2002
Olivette, MO	4,476	3,077	3,798	—	6,875	725	11/22/2005	2001
Knoxville, TN	3,250	1,826	2,465	—	4,291	474	5/8/2006	2000
Picayune, MS	2,766	1,212	2,548	—	3,760	428	9/15/2006	2006
Cincinnati, OH	3,341	1,335	3,272	—	4,607	492	3/6/2007	2000
Madeira, OH	2,850	1,060	2,911	—	3,971	439	3/6/2007	1998
Sharonville, OH	2,630	1,203	2,836	352	4,391	472	3/6/2007	1998
Shreveport, LA	2,815	477	2,648	—	3,125	396	3/23/2007	1998
Bridgetown, OH	3,043	1,537	2,356	—	3,893	356	4/30/2007	1998
Dallas, TX	2,175	992	2,749	619	4,360	487	5/9/2007	1996
Bryan, TX	4,111	783	4,792	(4)	5,571	685	5/18/2007	2001
Harris County, TX	3,673	1,651	3,007	—	4,658	448	5/18/2007	2000
Gainesville, FL	2,465	1,079	2,398	18	3,495	344	6/1/2007	1997
Kansas City (63rd St), MO	3,035	1,255	2,944	363	4,562	458	7/11/2007	2000
Kansas City (Independence), MO	2,990	1,233	3,066	—	4,299	430	7/11/2007	1997
Kansas City (Linwood), MO	2,438	1,066	2,634	202	3,902	391	7/11/2007	2000
Kansas City (Troost), MO	2,464	1,149	3,288	—	4,437	460	7/11/2007	2000
Topeka, KS	1,870	860	2,142	—	3,002	300	7/11/2007	1999
Fort Worth, TX	3,675	276	2,982	—	3,258	411	7/17/2007	1992
Richmond, VA	(i)	745	2,902	—	3,647	417	8/17/2007	1997
Dallas, TX	(i)	367	2,214	(1)	2,580	300	8/27/2007	1997
Brentwood, TN	2,700	2,904	2,179	(74)	5,009	294	10/17/2007	2006
Harriman, TN	2,500	1,133	3,526	—	4,659	470	10/24/2007	2007
Beverly Hills, TX	2,460	1,286	2,562	691	4,539	413	12/5/2007	2007
Waco, TX	2,730	1,138	2,683	700	4,521	431	12/5/2007	2007
Cincinnati (Seymour), OH	(i)	756	2,587	—	3,343	351	12/21/2007	2000
Oneida, TN	2,500	555	3,938	—	4,493	501	2/29/2008	2007
Batesville, MS	—	1,558	3,265	—	4,823	415	3/31/2008	2007
Elmira, NY	2,900	1,996	3,831	—	5,827	463	5/1/2008	2007
Hibbing, MN	2,489	1,048	2,763	—	3,811	326	5/14/2008	2007
Essex, MD	3,817	1,208	4,725	—	5,933	548	5/30/2008	2007
Bath, NY	2,513	1,114	2,924	—	4,038	348	6/2/2008	2008
Chino Valley, AZ	3,186	1,779	3,014	—	4,793	347	6/2/2008	2007
Albany, GA	2,592	929	3,177	—	4,106	381	6/11/2008	2008
Rome, NY	2,553	1,170	3,121	—	4,291	365	7/15/2008	2007
Columbus, MS	2,552	1,193	2,831	—	4,024	346	7/24/2008	2004
Mobile, AL	3,215	1,654	3,286	—	4,940	385	8/28/2008	2007
Akron, OH	(i)	565	1,961	86	2,612	235	9/30/2008	1994
Broken Arrow, OK	—	770	1,274	—	2,044	160	9/30/2008	1993
Crossville, TN	2,731	878	3,154	—	4,032	393	9/30/2008	2001

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
Walgreen’s (continued):
Jacksonville, FL	$2,998	$1,044	$4,178	$—	$5,222	$474	9/30/2008	2000
LaMarque, TX	—	450	3,461	—	3,911	389	9/30/2008	2000
Newton, IA	(i)	505	3,456	—	3,961	392	9/30/2008	2000
Saginaw, MI	—	801	2,977	—	3,778	342	9/30/2008	2001
Seattle, WA	3,740	2,944	3,206	—	6,150	364	9/30/2008	2002
Tulsa, OK	—	651	2,168	—	2,819	256	9/30/2008	1994
Tulsa, OK	—	192	1,935	—	2,127	231	9/30/2008	1993
Evansville, IN	—	1,131	2,898	—	4,029	300	11/25/2008	2007
Austin, MN	3,531	1,049	1,940	—	2,989	189	3/27/2009	2002
Canton, IL	4,429	842	3,046	—	3,888	301	3/27/2009	2006
Galloway, OH	4,250	1,055	2,834	—	3,889	283	3/27/2009	2003
Humble, TX	4,395	1,092	3,027	—	4,119	294	3/27/2009	2003
Memphis, TN	5,058	693	3,827	—	4,520	380	3/27/2009	2002
Parkville, MO	4,274	1,461	2,243	—	3,704	227	3/27/2009	2006
San Antonio, TX	4,060	991	3,005	—	3,996	292	3/27/2009	2004
Toledo, OH	5,400	1,208	3,469	—	4,677	339	3/27/2009	2005
Antioch, TN	4,425	479	3,411	—	3,890	335	3/31/2009	2002
Decatur, IL	4,003	680	2,989	—	3,669	297	3/31/2009	2005
Long Beach, MS	3,662	791	2,600	—	3,391	256	3/31/2009	2005
Roselle, NJ	5,742	1,632	3,746	—	5,378	360	3/31/2009	2002
Saraland, AL	5,079	1,415	3,187	—	4,602	309	3/31/2009	2003
Mt. Pleasant, TX	3,404	1,097	3,447	—	4,544	185	12/21/2010	1999
Richmond Hill, GA	3,237	1,257	3,304	—	4,561	160	2/25/2011	2009
Wal-Mart:
Anderson, SC	8,160	3,265	8,442	1,271	12,978	1,414	5/8/2007	1993
New London, WI	1,778	658	1,938	135	2,731	310	5/9/2007	1991
Spencer, IN	1,325	612	1,427	157	2,196	243	5/23/2007	1987
Bay City, TX	(i)	637	2,558	(6)	3,189	365	8/14/2007	1990
Washington, IL	(i)	1,043	2,386	117	3,546	360	9/10/2007	1989
Borger, TX	(i)	932	1,828	(10)	2,750	258	9/12/2007	1991
Whiteville, NC	(i)	854	1,357	245	2,456	225	10/11/2007	1988
WaWa:
Hockessin, DE	2,709	1,850	2,000	—	3,850	393	3/29/2006	2000
Manahawkin, NJ	2,617	1,359	2,360	—	3,719	379	3/29/2006	2000
Narberth, PA	2,422	1,659	1,782	—	3,441	351	3/29/2006	2000
Wehrenberg Theatre:
Arnold, MO	(i)	2,798	4,604	126	7,528	823	6/14/2006	1998
Weston Shops:
Weston, FL	(i)	6,034	9,573	—	15,607	1,168	7/30/2008	2007
Wickes Furniture:
Chicago, IL	15,925	9,896	11,282	(11,377)	9,801	804	10/17/2007	2007

		Initial Costs to Company			Gross Amount at Which Carried
				Total	At December 31,	Accumulated
			Buildings &	Adjustment	2012	Depreciation	Date	Date
Description (a)	Encumbrances	Land	Improvements	to Basis	(b) (c)	(d) (e) (f)	Acquired	Constructed
WinCo Foods:
Eureka, CA	$11,247	$4,277	$10,919	$380	$15,576	$1,622	6/27/2007	1960
Winter Garden Village:
Winter Garden, FL	105,700	22,862	151,385	2,058	176,305	17,211	9/26/2008	2007
	$1,359,996	$841,244	$2,176,266	$23,523	$3,041,033	$297,354

Real Estate Held for Investment the Company has Invested in Under Direct Financing Leases (g):
Academy Sports:
Houston, TX	$3,825	$3,953	$1,952	$1	$5,906	$—	6/27/2007	1995
Baton Rouge, LA	4,687	2,719	6,014	1,937	10,670	—	7/19/2007	1996
Houston (Breton), TX	3,045	1,194	4,675	—	5,869	—	7/19/2007	1995
Houston (Southwest), TX	4,625	3,377	5,066	3,127	11,570	68	7/19/2007	1996
North Richland Hills, TX	4,217	2,097	5,693	(153)	7,637	—	7/19/2007	1996
Best Buy:
Evanston, IL	5,900	3,661	6,984	2	10,647	—	6/27/2007	1996
Warwick , RI	5,350	3,948	9,544	—	13,492	—	6/27/2007	1992
CVS:
Amarillo, TX	1,741	832	2,563	—	3,395	—	7/19/2007	1994
Del City, OK	2,631	1,085	4,496	—	5,581	—	7/19/2007	1998
Eckerd:
Mantua, NJ	1,470	943	1,495	2	2,440	—	6/27/2007	1993
Vineland, NJ	3,500	2,353	4,743	—	7,096	—	6/27/2007	1997
Chattanooga, TN	1,920	1,023	2,976	—	3,999	—	7/19/2007	1997
Mableton, GA	1,197	716	1,699	—	2,415	—	7/19/2007	1994
	$44,108	$27,901	$57,900	$4,916	$90,717	$68
(a) As of December 31, 2012, we owned 417 single-tenant, freestanding retail properties, 312 single-tenant, freestanding commercial properties and 23 multi-tenant retail properties.
(b) The aggregate cost for federal income tax purposes is approximately $3.1 billion.
(c) The following is a reconciliation of total real estate carrying value for the years ended December 31:

	2012	2011	2010
Balance, beginning of period	3,123,915	3,018,095	2,921,274
Additions
Acquisitions	6,931	86,975	96,156
Improvements	13,584	19,000	6,668
Total additions	20,515	105,975	102,824
Deductions
Cost of real estate sold	6,945	155	5
Adjustment to basis	—	—	1,190
Other (including provisions for impairment of real estate assets)	5,735	—	4,808
Total deductions	12,680	155	6,003
Balance, end of period	3,131,750	3,123,915	3,018,095

(d) The following is a reconciliation of accumulated depreciation for the years ended December 31:

	2012	2011	2010
Balance, beginning of period	$238,688	$178,906	$122,887
Additions
Acquisitions - Depreciation Expense for Building, Acquisitions Costs & Tenant Improvements Acquired	59,530	58,534	56,280
Improvements - Depreciation Expense for Tenant Improvements and Building Equipment	1,360	1,248	335
Total additions	60,890	59,782	56,615
Deductions
Cost of real estate sold	552	—	—
Other (including provisions for impairment of real estate assets)	1,604	—	596
Total deductions	2,156	—	596
Balance, end of period	297,422	238,688	178,906

(e) In 2012, a provision for impairment was recorded on two properties. In 2010, a provision for impairment was recorded on one property.
(f) The Company’s assets are depreciated or amortized using the straight-line method over the useful lives of the assets by class. Generally, tenant improvements are amortized over the respective lease term and buildings are depreciated over 40 years.
(g) For financial reporting purposes, the lease has been recorded as a direct financing lease; therefore, depreciation is not applicable.
(h) Subject to ground lease and therefore date constructed is not applicable.
(i) Property is included in the Credit Facility’s unencumbered borrowing base. As of December 31, 2012, the Company had $319.1 million outstanding under the Credit Facility.

Schedule IV - Mortgage Loans on Real Estate	12 Months Ended
Dec. 31, 2012
Mortgage Loans on Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate

Mortgage Loans Receivable (1)	Description	Location	Interest Rate	Final Maturity Date	Periodic Payment Terms (2)	Prior Liens	Outstanding Face Amount of Mortgages	Carrying Amount of Mortgages (3)
Cracker Barrel Notes	Retail	(4)	9.84%	8/1/2020	P & I	None	$38,969	$41,529
KFC Notes	Retail	(5)	10.47%	10/1/2020	P & I	None	18,179	19,912
O’Reilly Notes	Retail	(6)	8.60-9.35%	1/1/2021	P & I	None	10,889	11,997
							$68,037	$73,438
(1) No individual mortgage loan exceeds three percent of the total of the carrying amount for all mortgage loans.
(2) P & I = Principal and interest payments.
(3) The aggregate cost for federal income tax purposes is $83.9 million.
(4) The Cracker Barrel Notes are secured by 23 restaurant properties located in 16 states.
(5) The KFC Notes are secured by 20 restaurant properties located in nine states.
(6) The O’Reilly Notes are secured by 26 commercial retail properties located in two states.
The following shows changes in the carrying amounts of mortgage loans receivable during the period (in thousands):

	2012	2011	2010
Balance, beginning of period	$76,745	$79,778	$82,500
Additions:
New mortgage loans	—	—	—
Premium on new mortgage loans and capitalized loan costs	—	—	—
Acquisition costs related to investment in mortgage notes receivable	—	—	—
Deductions:
Collections of principal	(2,585)	(2,328)	(2,035)
Amortization of premium and capitalized loan costs	(722)	(705)	(687)
Balance, end of period	$73,438	$76,745	$79,778

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of accounting
The summary of significant accounting policies presented below is designed to assist in understanding the Company’s consolidated financial statements. These accounting policies conform to accounting principles generally accepted in the United States of America (“GAAP”), in all material respects, and have been consistently applied in preparing the accompanying consolidated financial statements.

Principles of consolidation and basis of presentation
Principles of Consolidation and Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Certain prior year balances have been reclassified in the consolidated statements of operations to separately present gain on sale of real estate assets and property condemnation. In addition, certain prior year balances have been reclassified in the consolidated statements of cash flows to combine proceeds from the sale of real estate assets with proceeds received from property condemnations.
The Company evaluates its relationships and investments to determine if it has variable interests. A variable interest is an investment or other interest that will absorb portions of an entity’s expected losses or receive portions of the entity’s expected residual returns. If the Company determines that it has a variable interest in an entity, it evaluates whether such interest is in a variable interest entity (“VIE”). A VIE is broadly defined as an entity where either (1) the equity investors as a group, if any, lack the power through voting or similar rights to direct the activities of an entity that most significantly impact the entity’s economic performance or (2) the equity investment at risk is insufficient to finance that entity’s activities without additional subordinated financial support. The Company consolidates any VIEs when it is determined to be the primary beneficiary of the VIE’s operations.
A variable interest holder is considered to be the primary beneficiary of a VIE if it has the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and has the obligation to absorb losses of, or the right to receive benefits from, the entity that could potentially be significant to the VIE. The Company qualitatively assesses whether it is (or is not) the primary beneficiary of a VIE. Consideration of various factors include, but are not limited to, the Company’s ability to direct the activities that most significantly impact the entity’s economic performance, its form of ownership interest, its representation on the entity’s governing body, the size and seniority of its investment, its ability and the rights of other investors to participate in policy making decisions and to replace the manager of and/or liquidate the entity.
The Company continually evaluates the need to consolidate joint ventures, if any, based on standards set forth in GAAP. In determining whether the Company has a controlling interest in a joint venture and the requirement to consolidate the accounts of that entity, management considers factors such as ownership interest, power to make decisions and contractual and substantive participating rights of the partners/members as well as whether the entity is a VIE for which the Company is the primary beneficiary. The Company has no relationship, investment or other interests in entities that are or were required to be consolidated because the Company has no variable interests in an entity that qualifies as a VIE.

Use of estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment in and valuation of real estate and related assets
Investment in and Valuation of Real Estate and Related Assets
Real estate and related assets are stated at cost, less accumulated depreciation and amortization. Amounts capitalized to real estate and related assets consist of the cost of acquisition, excluding acquisition related expenses, construction and any tenant improvements, major improvements and betterments that extend the useful life of the real estate and related assets and leasing costs. All repairs and maintenance are expensed as incurred.
The Company is required to make subjective assessments as to the useful lives of its depreciable assets. The Company considers the period of future benefit of each respective asset to determine the appropriate useful life of the assets. Real estate and related assets, other than land, are depreciated or amortized on a straight-line basis. The estimated useful lives of the Company’s real estate and related assets by class are generally as follows:

Building	40 years
Tenant improvements	Lesser of useful life or lease term
Intangible lease assets	Lease term
The Company continually monitors events and changes in circumstances that could indicate that the carrying amounts of its real estate and related assets may not be recoverable. Impairment indicators that the Company considers include, but are not limited to, bankruptcy or other credit concerns of a property’s major tenant, such as a history of late payments, rental concessions, and other factors, a significant decrease in a property’s revenues due to lease terminations, vacancies, co-tenancy clauses, reduced lease rates or other circumstances. When indicators of potential impairment are present, the Company assesses the recoverability of the assets by determining whether the carrying amount of the assets will be recovered through the undiscounted future cash flows expected from the use of the assets and their eventual disposition. In the event that such expected undiscounted future cash flows do not exceed the carrying amount, the Company will adjust the real estate and related assets to their respective fair values and recognize an impairment loss. Generally, fair value is determined using a discounted cash flow analysis and recent comparable sales transactions.
The Company continually monitors certain properties for which it has identified impairment indicators. As of December 31, 2012, the Company had seven properties with an aggregate book value of $46.7 million for which it had assessed the recoverability of the carrying amounts. For six of these properties, the undiscounted future cash flows expected as a result of the use of the real estate and related assets and the eventual disposition of the assets continued to exceed their carrying amount as of December 31, 2012. Should the conditions related to any of these, or any of the Company’s other properties change, the underlying assumptions used to determine the expected undiscounted future cash flows may change and adversely affect the recoverability of the respective real estate and related assets’ carrying amounts. The Company identified two properties during the year ended December 31, 2012 and one property during the year ended December 31, 2010 with impairment indicators for which the undiscounted future cash flows expected as a result of the use and eventual disposition of each of the real estate and related assets were less than the carrying amount of the respective properties. As a result, the Company reduced the carrying amount of each of the real estate and related assets to their estimated fair value by recognizing an impairment loss of $5.7 million during the year ended December 31, 2012 and $4.5 million during the year ended December 31, 2010. No impairment indicators were identified and no impairment losses were recorded during the year ended December 31, 2011.
When developing estimates of expected future cash flows, the Company makes certain assumptions regarding future market rental income amounts subsequent to the expiration of current lease agreements, property operating expenses, terminal capitalization and discount rates, the expected number of months it takes to re-lease the property, required tenant improvements and the number of years the property will be held for investment. The use of alternative assumptions in estimating expected future cash flows could result in a different determination of the property’s expected future cash flows and a different conclusion regarding the existence of an impairment, the extent of such loss, if any, as well as the fair value of the real estate and related assets.
When a real estate asset is identified by the Company as held for sale, the Company ceases depreciation and amortization of the assets related to the property and estimates the fair value, net of selling costs. If, in management’s opinion, the fair value, net of selling costs, of the asset is less than the carrying amount of the asset, an adjustment to the carrying amount would be recorded to reflect the estimated fair value of the property, net of selling costs. There were no assets identified as held for sale as of December 31, 2012 or 2011.

Allocation of purchase price of real estate and related assets
Allocation of Purchase Price of Real Estate and Related Assets
Upon the acquisition of real properties, the Company allocates the purchase price to acquired tangible assets, consisting of land, buildings and improvements, and identified intangible assets and liabilities, consisting of the value of above market and below market leases and the value of in-place leases, based in each case on their respective fair values. Acquisition related expenses are expensed as incurred. The Company utilizes independent appraisals to assist in the determination of the fair values of the tangible assets of an acquired property (which includes land and building). The Company obtains an independent appraisal for each real property acquisition. The information in the appraisal, along with any additional information available to the Company’s management, is used in estimating the amount of the purchase price that is allocated to land. Other information in the appraisal, such as building value and market rents, may be used by the Company’s management in estimating the allocation of purchase price to the building and to intangible lease assets and liabilities. The appraisal firm has no involvement in management’s allocation decisions other than providing this market information.
The fair values of above market and below market lease values are recorded based on the present value (using a discount rate which reflects the risks associated with the leases acquired) of the difference between (1) the contractual amounts to be paid pursuant to the in-place leases and (2) an estimate of fair market lease rates for the corresponding in-place leases, which is generally obtained from independent appraisals, measured over a period equal to the remaining non-cancelable term of the lease including any bargain renewal periods, with respect to a below market lease. The above market and below market lease values are capitalized as intangible lease assets or liabilities, respectively. Above market lease values are amortized as a reduction to rental income over the remaining terms of the respective leases. Below market leases are amortized as an increase to rental income over the remaining terms of the respective leases, including any bargain renewal periods. In considering whether or not the Company expects a tenant to execute a bargain renewal option, the Company evaluates economic factors and certain qualitative factors at the time of acquisition, such as the financial strength of the tenant, remaining lease term, the tenant mix of the leased property, the Company’s relationship with the tenant and the availability of competing tenant space. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of above market or below market lease values relating to that lease would be recorded as an adjustment to rental income.
The fair values of in-place leases include estimates of direct costs associated with obtaining a new tenant and opportunity costs associated with lost rental and other property income which are avoided by acquiring a property with an in-place lease. Direct costs associated with obtaining a new tenant include commissions and other direct costs and are estimated in part by utilizing information obtained from independent appraisals and management’s consideration of current market costs to execute a similar lease. The intangible values of opportunity costs, which are calculated using the contractual amounts to be paid pursuant to the in-place leases over a market absorption period for a similar lease, are capitalized as intangible lease assets and are amortized to expense over the remaining term of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts of in-place lease assets relating to that lease would be expensed.
The Company estimates the fair value of assumed mortgage notes payable based upon indications of current market pricing for similar types of debt financing with similar maturities. Assumed mortgage notes payable are initially recorded at their estimated fair value as of the assumption date, and the difference between such estimated fair value and the mortgage note’s outstanding principal balance is amortized to interest expense over the term of the respective mortgage note payable.
The determination of the fair values of the real estate and related assets and liabilities acquired requires the use of significant assumptions with regard to the current market rental rates, rental growth rates, capitalization and discount rates, interest rates and other variables. The use of alternative estimates may result in a different allocation of the Company’s purchase price, which could impact the Company’s results of operations.

Investment in direct financing leases
Investment in Direct Financing Leases
For real estate property leases classified as direct financing leases, the building portion of the leases are accounted for as direct financing leases, while the land portion is accounted for as operating leases. For direct financing leases, the Company records an asset which represents the net investment that is determined by using the aggregate of the total amount of future minimum lease payments, the estimated residual value of the leased property and deferred incremental direct costs less unearned income. Income is recognized over the life of the lease to approximate a level rate of return on the net investment. Residual values, which are reviewed quarterly, represent the estimated amount we expect to receive at lease termination from the disposition of the leased property. Actual residual values realized could differ from these estimates. The Company evaluates the collectability of future minimum lease payments on each direct financing lease to determine collectability primarily through the evaluation of payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company has not provided for an allowance of doubtful accounts based on the grouping of direct financing leases because the Company believes the characteristics of each direct financing lease are not sufficiently similar to allow an evaluation as a group for a possible allowance. As such, all of the Company’s direct financing leases are evaluated individually for the purpose of determining if an allowance is needed. Any write-down of an estimated residual value is recognized as an impairment loss in the current period. There were no impairment losses or allowances recorded related to direct financing leases during the years ended December 31, 2012, 2011 and 2010.

Investment in mortgage notes receivable
Investment in Mortgage Notes Receivable
Mortgage notes receivable consist of loans acquired by the Company, which are secured by real estate properties. Mortgage notes receivable are recorded at stated principal amounts net of any discount or premium or deferred loan origination costs or fees. The related discounts or premiums on mortgage notes receivable purchased are amortized or accreted over the life of the related mortgage receivable. The Company defers certain loan origination and commitment fees and amortizes them as an adjustment of the mortgage notes receivable’s yield over the term of the related mortgage receivable. The Company evaluates the collectability of both interest and principal on each mortgage note receivable to determine whether it is collectible, primarily through the evaluation of credit quality indicators such as underlying collateral and payment history. There were no amounts past due as of December 31, 2012 or 2011. The Company does not provide for an allowance for loan losses based on the grouping of loans as the Company believes the characteristics of the loans are not sufficiently similar to allow for an evaluation of these loans as a group for a possible loan loss allowance. As such, all of the Company’s loans are evaluated individually for the purpose of determining if an allowance is needed. A mortgage note receivable is considered to be impaired, when based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. If a mortgage note receivable is considered to be impaired, the amount of loss is calculated by comparing the recorded investment to the value determined by discounting the expected future cash flows at the mortgage note receivable’s effective interest rate or to the value of the underlying collateral if the mortgage note receivable is collateral dependent. Interest income on a performing mortgage note receivable is accrued as earned. Interest income on impaired mortgage notes receivable is recognized on a cash basis. No impairment losses or allowances were recorded related to mortgage notes receivable for the years ended December 31, 2012, 2011 and 2010.

Cash and cash equivalents
Cash and Cash Equivalents
The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company considers investments in highly liquid money market accounts to be cash equivalents.

Restricted cash
Restricted Cash
The restricted cash balance of $10.2 million and $11.8 million as of December 31, 2012 and 2011, respectively, included amounts held by lenders in escrow accounts for tenant and capital improvements, leasing commissions, repairs and maintenance and other lender reserves for certain properties, in accordance with the respective lender’s loan agreement.

Investment in unconsolidated joint venture
Investment in Unconsolidated Joint Venture
The Company did not have an investment in any unconsolidated joint ventures as of December 31, 2012. The investment in unconsolidated joint venture as of December 31, 2011 consisted of the Company’s non-controlling majority interest in a joint venture that owned a 386,000 square foot multi-tenant property in Independence, Missouri (“Independence Commons”), which was sold on September 28, 2012. As of December 31, 2011, the aggregate carrying amount of assets held within the unconsolidated joint venture was $59.3 million and the face value of the non-recourse mortgage note payable was $34.1 million.
The Company accounted for the unconsolidated joint venture using the equity method of accounting as the Company had the ability to exercise significant influence, but not control, over operating and financial policies of the venture. The equity method of accounting requires the investment to be initially recorded at cost and subsequently adjusted for the Company’s share of equity in the joint venture’s earnings and distributions. The Company is required to determine whether an event or change in circumstances has occurred that may have a significant adverse effect on the fair value of its investment in the joint venture. If an event or change in circumstance has occurred, the Company is required to evaluate the joint venture for potential impairment and determine if the carrying amount of its investment exceeds its fair value. An impairment charge is recorded when an impairment is deemed to be other than temporary. To determine whether an impairment is other-than-temporary, the Company considers whether it has the ability and intent to hold the investment until the carrying amount is fully recovered. The evaluation of an investment in a joint venture for potential impairment requires the Company’s management to exercise significant judgment and to make certain assumptions. The use of different judgments and assumptions could result in different conclusions. On September 28, 2012, the Company sold 100% of its interest in Independence Commons to its joint venture partner for cash proceeds of $21.2 million. In connection with the transaction, the Company evaluated the terms of the purchase and sale agreement and respective sales price, and determined that its investment in Independence Commons was impaired because the carrying amount of its investment exceeded its fair value. As a result, the Company evaluated whether the impairment was other-than-temporary. Because the Company agreed to sell its interest, and it did not have the intent to hold the investment until the carrying amount was fully recovered, the Company determined that the impairment was other-than-temporary and recorded an impairment loss of $1.2 million. No impairment indicators were identified and no impairment losses were recorded related to the unconsolidated joint venture for the years ended December 31, 2011 and 2010. The Company recognizes gains or losses on the sale of interests in joint ventures to the extent the economic substance of the transaction is a sale.

Rents and tenant receivables
Rents and Tenant Receivables
Rents and tenant receivables primarily includes amounts to be collected in future periods related to the recognition of rental income on a straight-line basis over the lease term and cost recoveries due from tenants. The Company makes estimates of the uncollectability of its accounts receivable related to base rents, expense reimbursements and other revenues. The Company analyzes accounts receivable and historical bad debt levels, customer credit worthiness and current economic trends when evaluating the adequacy of the allowance for doubtful accounts. In addition, tenants in bankruptcy are analyzed and estimates are made in connection with the expected recovery of pre-petition and post-petition claims. The Company records allowances for those balances that the Company deems to be uncollectible, including any amounts relating to straight-line rent receivables. The Company’s reported net income is directly affected by management’s estimate of the collectability of accounts receivable.

Prepaid expenses and other assets
Prepaid Expenses and Other Assets
Prepaid expenses and other assets primarily includes expenses paid as of the balance sheet date that relate to future periods and will be expensed or reclassified to another account during the period to which the costs relate. Any amounts with no future economic benefit are charged to earnings when identified.

Derivatives instruments and hedging activities
Derivative Instruments and Hedging Activities
The Company accounts and reports for its derivative instruments, including certain derivative instruments embedded in other contracts, at fair value. Accounting for changes in the fair value of a derivative instrument depends on the intended use of the derivative instrument and the designation of the derivative instrument. The change in fair value of the effective portion of the derivative instrument that is designated as a hedge is recorded as other comprehensive income. The changes in fair value for derivative instruments that are not designated as a hedge or that do not meet the hedge accounting criteria are recorded as a gain or loss to operations.

Deferred financing costs
Deferred Financing Costs
Deferred financing costs are capitalized and amortized on a straight-line basis over the term of the related financing arrangement, which approximates the effective interest method. Amortization of deferred financing costs for the years ended December 31, 2012, 2011 and 2010, was $7.3 million, $7.2 million and $6.6 million, respectively, and was recorded in interest expense in the consolidated statements of operations.

Revenue recognition
Revenue Recognition
Certain properties have leases where minimum rent payments increase during the term of the lease. The Company records rental revenue for the full term of each lease on a straight-line basis. When the Company acquires a property, the term of existing leases is considered to commence as of the acquisition date for the purposes of this calculation. The Company defers the recognition of contingent rental income, such as percentage rents, until the specific target that triggers the contingent rental income is achieved. Expected reimbursements from tenants for recoverable real estate taxes and operating expenses are included in tenant reimbursement income in the period the related costs are incurred.

Income tax
Income Taxes
The Company qualified and elected to be taxed as a REIT for federal income tax purposes under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended. The Company generally is not subject to federal corporate income tax to the extent it distributes its taxable income to its stockholders, and so long as it, among other things, distributes at least 90% of its annual taxable income (computed without regard to the dividends paid deduction and excluding net capital gains). REITs are subject to a number of other organizational and operational requirements. Even if the Company maintains its qualification for taxation as a REIT, it may be subject to certain state and local taxes on its income and property, and federal income and excise taxes on its undistributed income.

Concentration of credit risk
Concentration of Credit Risk
As of December 31, 2012, the Company had cash on deposit, including restricted cash, in four financial institutions, all of which had deposits in excess of federally insured levels totaling $7.7 million; however, the Company has not experienced any losses in such accounts. The Company limits significant cash deposits to accounts held by financial institutions with high credit standing; therefore, the Company believes it is not exposed to any significant credit risk on its cash deposits.
No single tenant accounted for greater than 10% of the Company’s gross annualized rental revenues for the year ended December 31, 2012. Tenants in the specialty retail, drugstore and restaurant industries comprised 17%, 15% and 15%, respectively, of the Company’s 2012 gross annualized rental revenues. Additionally, the Company has certain geographic concentrations in its property holdings. In particular, as of December 31, 2012, 166 of the Company’s properties were located in Texas and 23 were located in Florida, accounting for 16% and 10%, respectively, of the Company’s 2012 gross annualized rental revenues

Due to affiliates
Due to Affiliates
As of December 31, 2012 and 2011, $1.9 million and $1.1 million, respectively, was due to Cole Advisors II and its affiliates primarily related to property and asset management fees, and the reimbursement of general and administrative, property and asset management expenses incurred.

Stockholders' equity
Stockholders’ Equity
As of each of the years ended December 31, 2012 and 2011, the Company was authorized to issue 240,000,000 shares of common stock and 10,000,000 shares of preferred stock. All shares of such stock have a par value of $0.01 per share. The Company’s board of directors may amend the charter to authorize the issuance of additional shares of capital stock without obtaining stockholder approval. The par value of investor proceeds raised from the Offerings is classified as common stock, with the remainder allocated to capital in excess of par value.

Redeemable common stock
Redeemable Common Stock
The Company has adopted a share redemption program that permits its stockholders to sell their shares, which is subject to the limitations discussed in Note 18 to these consolidated financial statements. The Company records amounts that are redeemable under the share redemption program as redeemable common stock outside of permanent equity in its consolidated balance sheets. Redeemable common stock is recorded at the greater of the carrying amount or redemption value each reporting period. Changes in the value from period to period are recorded as an adjustment to capital in excess of par.
On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program. As of December 31, 2012, there was $121,000 recorded as redeemable common stock on the consolidated balance sheet related to valid redemption requests received on or before December 6, 2012 which were redeemed subsequent to December 31, 2012.
As of December 31, 2011, the quarterly redemption limit was less than the proceeds received from the sale of shares from the DRIP Offering, resulting in the Company recording one-fourth of 3% of the weighted average number of shares outstanding during the prior calendar year at a price of $9.35 as redeemable common stock on the consolidated balance sheet.

Earnings per share
Earnings per Share
Earnings per share are calculated based on the weighted average number of common shares outstanding during each period presented. Diluted income per share considers the effect of all potentially dilutive share equivalents, including the outstanding independent directors’ stock options discussed in Note 17 to these consolidated financial statements.

Stock options
Stock Options
GAAP requires the measurement and recognition of compensation expense for all share-based payment awards made to employees and directors, including stock options related to the 2004 Independent Directors’ Stock Option Plan (“IDSOP”), based on estimated fair values. As of December 31, 2012 and 2011, there were 45,000 stock options outstanding under the IDSOP at a weighted average exercise price of $9.12 per share.

Reportable segments
Reportable Segments
The Company’s operating segment consists of commercial properties, which include activities related to investing in real estate including retail, office and distribution properties and other real estate related assets. The commercial properties are geographically diversified throughout the United States, and the Company’s chief operating decision maker evaluates operating performance on an overall portfolio level. These commercial properties have similar economic characteristics; therefore, the Company’s properties are aggregated into one reportable segment.

Interest	Interest Interest is charged to interest expense as it accrues. No interest costs were capitalized during the years ended December 31, 2012, 2011 and 2010.
Distributions payable and distribution
Distributions Payable and Distribution Policy
In order to maintain its status as a REIT, the Company is required to make distributions each taxable year equal to at least 90% of its taxable income, excluding capital gains. To the extent funds are available, the Company intends to pay regular distributions to stockholders. Distributions are paid to stockholders of record as of the applicable record dates.
Pursuant to the Company’s DRIP, distributions are reinvested in shares of the Company’s common stock at a price equal to the most recent Estimated Share Value of the Company’s common stock as determined by its board of directors. The Company’s board of directors determined that the Estimated Share Value, as of July 27, 2011, was $9.35 per share, which was an increase from the previous share value of $8.05. On December 6, 2012, the board of directors, including all of its independent directors, voted to suspend the DRIP and the share redemption program as discussed in Note 1 to these consolidated financial statements.
On August 8, 2012, the Company’s board of directors declared a daily distribution of $0.001707848 per share for stockholders of record as of the close of business on each day of the period commencing on October 1, 2012 and ending on December 31, 2012. As of December 31, 2012, the Company had distributions payable of $11.1 million. The distributions were paid in cash in January 2013.

New accounting pronouncements
New Accounting Pronouncements
In May 2011, the U.S. Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2011-04, Fair Value Measurements and Disclosures (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRS, (“ASU 2011-04”), which converges guidance between GAAP and International Financial Reporting Standards to provide a uniform framework of fair value measurements and requires additional disclosures including quantifiable information about measurements to changes in unobservable inputs for Level 3 fair value measurements. ASU 2011-04 became effective for the Company on January 1, 2012. The adoption of ASU 2011-04 has not had a material impact on the Company’s consolidated financial statements.
In June 2011, the FASB issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income, which requires the presentation of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The Company elected to present two separate but consecutive statements herein.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value measurements, recurring and nonrecurring
A summary of real estate and other assets measured at fair value on a non-recurring basis during the year ended December 31, 2012 is as follows (in thousands):

	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Description:
Investment in real estate assets	$4,532	$—	$—	$4,532	$5,742
Investment in unconsolidated joint venture (1)	$—	$—	$—	$—	$1,156

(1) The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.
In accordance with the fair value hierarchy described above, the following table shows the fair value of the Company’s financial liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2012 and 2011(in thousands):

	Balance as of December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$2,181	$—	$2,181	$—

	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest rate swaps	$3,558	$—	$3,558	$—

Fair value, assets measured on recurring basis, unobservable input reconciliation
The following table shows a reconciliation of the change in fair value of the Company’s financial assets and liabilities measured at fair value on a recurring basis with significant unobservable inputs (Level 3), which consist of marketable securities, for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Balance at beginning of year	$—	$81,995
Total gains or losses
Realized gain included in earnings	—	15,587
Reclassification of previous unrealized gain out of other comprehensive income	—	(14,654)
Unrealized loss included in other comprehensive income	—	(1,713)
Purchases, issuances, settlements, sales and accretion
Purchases	—	—
Issuances	—	—
Settlements	—	(82,061)
Accretion of discount included in earnings	—	846
Balance at end of year	$—	$—

Investment in Direct Financing Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Investment in direct financing leases schedule
The components of investment in direct financing leases as of December 31, 2012 and December 31, 2011 were as follows (in thousands):

	December 31, 2012	December 31, 2011
Minimum lease payments receivable	$18,566	$21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	$34,966	$35,999

Minimum future lease receipts
A summary of minimum future lease payments, exclusive of renewals, under the non-cancelable direct financing leases as of December 31, 2012 is as follows (in thousands):

Year ended December 31,	Amount
2013	$2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$18,566

Real Estate Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of purchase price allocation
The following table summarizes the purchase price allocation (in thousands):

December 31, 2011
Land	$29,570
Building and improvements	57,405
Acquired in-place leases	14,139
Acquired above market leases	835
Acquired below market leases	(1,232)
Total purchase price	$100,717
The Company allocated the purchase price of the 2012 Acquisition to the fair value of the assets acquired. The following table summarizes the purchase price allocation (in thousands):

December 31, 2012
Land	$1,858
Building and improvements	5,073
Acquired in-place leases	624
Acquired above market leases	36
Total purchase price	$7,591

Business acquisition, pro forma information
The table below presents the Company’s estimated revenue and net income, on a pro forma basis, for the years ended December 31, 2011 and 2010, respectively (in thousands):

	December 31, 2011	December 31, 2010
Pro forma basis (unaudited):
Revenue	$283,515	$279,310
Net income	$57,506	$32,261

Acquired Intangible Lease Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Acquired intangible lease assets consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired in-place leases, net of accumulated amortization of $138,333 and $111,556,
respectively (with a weighted average life of 10.5 and 11.1 years, respectively)	$250,628	$277,764
Acquired above market leases, net of accumulated amortization of $21,306 and $16,988,
respectively (with a weighted average life of 11.8 and 11.4 years, respectively)	41,409	45,534
	$292,037	$323,298

Schedule of finite-lived intangible assets, future amortization expense
Estimated amortization expense related to the intangible lease assets as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

	Amortization
Year ended December 31,	Leases In-Place	Above Market Leases
2013	$26,849	$4,296
2014	$26,265	$4,258
2015	$25,224	$4,199
2016	$23,374	$3,853
2017	$21,339	$3,578

Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments in statement of financial position, fair value
The following table summarizes the notional amount and fair value of the Company’s derivative instruments (in thousands):

						Fair Value of Liability
Derivatives designated	Balance Sheet	Notional	Interest	Effective	Maturity	December 31, 2012	December 31, 2011
as hedging instruments	Location	Amount	Rate	Date	Date
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	$31,781	6.2%	11/04/2008	10/31/2012	$—	$(869)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	14,847	6.2%	06/12/2009	06/11/2012	—	(172)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	6,968	5.8%	02/20/2009	03/01/2016	(481)	(497)
Interest Rate Swap (1)	Deferred rental income, derivative and other liabilities	30,000	6.0%	11/24/2009	10/16/2012	—	(310)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	111,111	4.9%	02/28/2011	11/30/2013	(1,133)	(1,558)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	38,250	3.5%	09/26/2011	09/26/2014	(321)	(152)
Interest Rate Swap	Deferred rental income, derivative and other liabilities	32,400	3.2%	09/05/2012	09/05/2015	(246)	—
						$(2,181)	$(3,558)

(1)	The associated loan was repaid, in full, on September 28, 2012, resulting in termination of the interest rate swap.

Schedule of derivative instruments, gain (loss) in statement of financial performance
The following table summarizes the gains and losses on the Company’s derivative instruments and hedging activities (in thousands):

	Amount of Gain (Loss) Recognized in Other Comprehensive Income			Amount of Loss Reclassified from Accumulated Other Comprehensive Income to Interest Expense (1)
	Year ended December 31,			Year ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010	2012	2011	2010
Interest Rate Swaps	$1,164	$98	$(853)	$213	$—	$—

(1) On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December 31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December 31, 2011 and 2010.

Notes Payable, Line of Credit and Repurchase Agreement (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
The following table summarizes the scheduled aggregate principal repayments, including principal repayments on amortizing debt, for the Fixed Rate Debt, Variable Rate Debt and Credit Facility for each of the five succeeding fiscal years and the period thereafter (in thousands):

Year ended December 31,	Principal Repayments (1)
2013	$324,253
2014	49,366
2015	286,808
2016	199,352
2017	716,925
Thereafter	189,011
Total	$1,765,715

(1) Principal payment amounts reflect actual payments based on face amount of notes payable. As of December 31, 2012, the fair value adjustment, net of amortization of mortgage notes assumed was $8.4 million.

Acquired Below Market Lease Intangibles (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Liabilities Disclosure [Abstract]
Schedule of finite-lived intangible liabilities
Acquired below market lease intangibles consisted of the following (in thousands):

	As of December 31,
	2012	2011
Acquired below market leases, net of accumulated amortization of $53,557 and $42,880,
respectively (with a weighted average life of 11.0 and 11.5 years, respectively)	$119,550	$130,680

Schedule of finite-lived intangible assets, future amortization expense
Estimated amortization of the intangible lease liability as of December 31, 2012 for each of the five succeeding fiscal years is as follows (in thousands):

Year ended December 31,	Amortization of Below Market Leases
2013	$10,758
2014	$10,645
2015	$10,440
2016	$10,222
2017	$9,871

Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Schedule of cash flow, supplemental disclosures
Supplemental cash flow disclosures for the year ended December 31, 2012, 2011 and 2010 are as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$11,087	$11,157	$11,097
Common stock issued through the DRIP Offering	$57,034	$59,696	$61,377
Net unrealized (loss) gain on marketable securities	$—	$(1,713)	$23,051
Reclassification of unrealized gain on marketable securities into net income	$—	$14,654	$—
Net unrealized gain (loss) on interest rate swaps	$1,164	$98	$(853)
Reclassification of unrealized loss on interest rate swaps into net income	$213	$—	$—
Accrued capital expenditures	$1,268	$—	$791
Accrued deferred financing costs	$90	$—	$107
Decrease in earnout liability	$—	$—	$983
Supplemental Cash Flow Disclosures:
Interest paid	$98,903	$98,939	$94,515

Related-Party Transactions and Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of related party transactions
The Company recorded fees and expense reimbursements as shown in the table below for services provided by Cole Advisors II and its affiliates related to the services described above during the periods indicated (in thousands):

	Year Ended December 31,
	2012	2011	2010
Acquisitions and Operations:
Acquisition and advisory fees and expenses	$159	$2,322	$2,239
Asset management fees and expenses	$9,192	$8,903	$8,485
Property management and leasing fees and expenses	$8,224	$7,710	$7,738
Operating expenses	$1,438	$1,496	$1,494
Financing coordination fees	$1,403	$2,326	$2,020

Stockholders' Equity Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of stock redemption program
The following table shows information regarding the Company’s share redemptions during the years ended December 31, 2012 and 2011, respectively (in thousands). The information presented is based on the quarter in which the redemption request was received. Valid redemption requests include requests that were unfulfilled and resubmitted from a previous period.

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2012	3,646	1,471	$13,756	2,175
September 30, 2012	5,842	1,530	$14,270	4,312
June 30, 2012	5,876	1,540	$14,349	4,336
March 31, 2012	4,174	1,566	$14,539	2,608

	Valid Redemption Request Received(2)	Valid Redemption Requests Fulfilled (1)		Valid Redemption Requests Unfulfilled
	Shares	Shares	Dollars	Shares
Quarter Ended:
December 31, 2011	5,104	1,547	$14,354	3,557
September 30, 2011	5,801	1,537	$14,208	4,264
June 30, 2011	4,747	1,549	$14,261	3,198
March 31, 2011	4,787	1,553	$12,217	3,234
(1) The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December 31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.
(2) A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of dividends and distributions
The following table shows the character of distributions the Company paid on a percentage basis during the years ended December 31, 2012, 2011 and 2010:

Character of Distributions (unaudited):	2012	2011	2010
Ordinary dividends	38%	36%	35%
Nontaxable distributions	62%	47%	65%
Capital gain distributions	—%	17%	—%
Total	100%	100%	100%

Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of December 31, 2012, the future minimum rental income from the Company’s investment in real estate assets under non-cancelable operating leases, assuming no exercise of renewal options, as of December 31, 2012 and for the succeeding five fiscal years is as follows (in thousands):

Year ended December 31,	Future Minimum Rental Income
2013	$252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$2,481,108

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of quarterly financial information
Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011 (in thousands, except for per share amounts). In the opinion of management, the information for the interim periods presented includes all adjustments, which are of a normal and recurring nature, necessary to present a fair presentation of the results for each such periods.

	December 31, 2012
	First Quarter	Second Quarter		Third Quarter		Fourth Quarter
Revenues	$71,565	$70,804		$70,168		$70,315
Operating income	$36,700	$33,198	(1)	$34,892	(2)	$27,890	(1) (3)
Net income	$9,803	$6,755	(1)	$7,204	(2)	$1,635	(1) (3)
Basic and diluted net income per common share	$0.05	$0.03		$0.03		$0.01
Distributions declared per common share	$0.16	$0.16		$0.16		$0.15

	December 31, 2011
	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
Revenues	$69,815		$69,376		$69,271		$70,883
Operating income	$35,229		$33,729		$35,002		$36,445
Net income	$16,735	(4)	$14,927	(4)	$12,952	(5)	$9,195
Basic and diluted net income per common share	$0.08		$0.07		$0.06		$0.04
Distributions declared per common share	$0.15		$0.16		$0.16		$0.16

(1)	Operating and net income for the second and fourth quarters of 2012 include impairments of real estate assets of $2.0 million and $3.7 million, respectively.

(2)	Operating and net income for the third quarter of 2012 include an impairment of the investment in unconsolidated joint venture of $1.2 million.

(3)	Operating and net income for the fourth quarter of 2012 include Merger related expenses of $3.9 million.

(4)	Net income for the first and second quarters of 2011 includes a gain on the sale of marketable securities of $7.9 million and $7.7 million, respectively.

(5)	Net income for the third quarter of 2011 includes a gain on the sale of unconsolidated joint venture interest of $5.1 million.

Organization and Business (Details) (USD $)	12 Months Ended			19 Months Ended	99 Months Ended			2 Months Ended	0 Months Ended	12 Months Ended		99 Months Ended	20 Months Ended	16 Months Ended				16 Months Ended		19 Months Ended										16 Months Ended				99 Months Ended
	Dec. 31, 2012 Mortgage_Notes_Receivable Property states	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2012 Mortgage_Notes_Receivable Property states	Jul. 27, 2011	Jul. 26, 2011	Mar. 06, 2013 Subsequent event	Jan. 22, 2013 Spirit And Spirit Realty, L.P. Merger Subsequent event	Dec. 31, 2012 Distribution reinvestment plan	Dec. 31, 2011 Distribution reinvestment plan	Dec. 31, 2012 Distribution reinvestment plan	May 22, 2007 IPO	Nov. 12, 2006 IPO Primary offering	May 22, 2007 IPO Primary offering	Mar. 29, 2007 IPO Primary offering	Jun. 27, 2005 IPO Primary offering	Nov. 12, 2006 IPO Distribution reinvestment plan	May 22, 2007 IPO Distribution reinvestment plan	Jan. 02, 2009 Follow-on offering	Jan. 02, 2009 Follow-on offering Primary offering	Jan. 02, 2009 Follow-on offering Distribution reinvestment plan	Mar. 29, 2007 Follow-on offering Distribution reinvestment plan	Dec. 31, 2012 DRIP offering Distribution reinvestment plan	Sep. 18, 2008 DRIP offering Distribution reinvestment plan	Dec. 31, 2012 Consolidated properties sqft Property	Jun. 27, 2005 Maximum IPO	Mar. 29, 2007 Maximum IPO Primary offering	Nov. 13, 2006 Maximum IPO Primary offering	Nov. 12, 2006 Maximum IPO Distribution reinvestment plan	Mar. 29, 2007 Maximum IPO Distribution reinvestment plan	Nov. 13, 2006 Maximum IPO Distribution reinvestment plan	May 23, 2007 Maximum Follow-on offering	Dec. 31, 2012 CCPT OP II	Dec. 31, 2012 CCPT OP II Maximum
Organization and business [Line Items]
General partner partnership interest percentage																																		99.99%
Noncontrolling interest - limited partner partnership interest percentage																																			0.01%
Number of owned properties (in number of properties)																										752
Rentable square feet (in square feet)																										21,200,000
Number of states in which entity owns properties (in number of states)	45				45
Percentage of rentable space leased	96.00%				96.00%
Number of mortgage notes receivable (in number of mortgage notes receivable)	69				69
Number of restaurant properties securing mortgage notes receivable (in properties)	43				43
Number of single-tenant retail properties securing mortgage notes receivable (in properties)	26				26
Common stock, shares authorized	240,000,000	240,000,000			240,000,000																						45,000,000	54,140,000	49,390,000		1,202,000	5,952,000	150,000,000
Share price						$ 9.35	$ 8.05										$ 10						$ 11,400,000	$ 9.35
Issuance of common stock, shares													53,909,877	486,000							141,520,572
Shares issued pursuant to a distribution reinvestment plan (in shares)	6,100,000	7,000,000											928,438					5,000,000				5,933,687
Dividend reinvestment plan, reinvestment share price (in dollars per share)	$ 9.35																													$ 9.5
Dividend reinvestment plan, reinvestment percentage of common stock value																														95.00%
Common stock, shares authorized, value																$ 541,400,000
Gross proceeds from the issuance of common stock												261,300,000
Stock issued during period, shares, new issues and dividend reinvestment plan (in shares)					231,200,000								54,838,315							147,454,259
Issuance of common stock, gross proceeds	57,034,000	59,696,000	61,377,000	1,500,000,000	2,300,000,000								547,400,000
Unsold shares deregistered													503,685		230,123				273,562	1,595,741	1,529,428	66,313
Shares declared effective																									30,000,000
Redemptions of common stock	71,268,000	52,590,000	21,638,000		206,100,000			121,000		57,000,000	59,700,000
Offering costs, selling commissions, and dealer management fees					$ 188,300,000
Merger Agreement exchange ratio of third party common stock (in shares)									1.9048
Business combination, exchange ratio of Company common stock (in shares)									0.525

Merger Agreement (Details) (USD $)	3 Months Ended	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 22, 2013	Jan. 22, 2013 Subsequent event Spirit And Spirit Realty, L.P. Merger
Business Acquisition [Line Items]
Merger Agreement exchange ratio of third party common stock (in shares)						1.9048
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01			$ 0.01
Business combination, potential contract termination fee					$ 55,000,000
Business combination, potential reimbursement of counterparty transaction expenses					10,000,000
Merger related expenses	$ 3,900,000	$ 5,847,000	$ 0	$ 0

Summary of Significant Accounting Policies - Narative (Details) (USD $)	0 Months Ended		3 Months Ended			12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Dec. 31, 2012 Property	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Property		Dec. 31, 2011 Property Joint_Ventures	Dec. 31, 2010 Property	Jul. 27, 2011	Jul. 26, 2011
Accounting Policies [Line Items]
Number of properties with impairment indicators (in properties)						7		0
Real estate investment property, net, with impairment indicators			$ 46,700,000			$ 46,700,000
Number of properties with impairment indicators with undiscounted future cash flows in excess of carrying amount			6			6
Number of properties impaired (in properties)						2			1
Impairment of real estate assets			3,700,000		2,000,000	5,742,000		0	4,500,000
Restricted cash			10,206,000			10,206,000		11,811,000
Assets			3,289,536,000			3,289,536,000		3,430,322,000
Sale of stock, percentage of ownership percentage sold	100.00%	100.00%
Proceeds from sale of marketable securities						21,178,000		18,769,000	0
Impairment of joint venture investment				1,200,000		1,156,000	[1]	0	0
Number of unconsoidated joint venture investments with impairment indicators (in joint ventures)								0
Amortization of deferred financing costs						7,333,000		7,195,000	6,580,000
Due to affiliates			1,937,000			1,937,000		1,069,000
Common stock, shares authorized			240,000,000			240,000,000		240,000,000
Preferred stock, shares authorized			10,000,000			10,000,000		10,000,000
Common stock, par value (in dollars per share)			$ 0.01			$ 0.01		$ 0.01
Redeemable common stock			121,000			121,000		14,482,000
Dividend reinvestment plan, reinvestment share price (in dollars per share)						$ 9.35
Share price										$ 9.35	$ 8.05
Daily distributions payable amount per share			$ 0.001707848
Independent director's stock option plan
Accounting Policies [Line Items]
Stock options, outstanding (in shares)			45,000			45,000		45,000
Stock options granted, weighted average exercise price (in dollars per share)			$ 9.12			$ 9.12		$ 9.12
Maximum
Accounting Policies [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding						3.00%
Advisors
Accounting Policies [Line Items]
Due to affiliates			1,900,000			1,900,000		1,100,000
Unconsolidated joint ventures
Accounting Policies [Line Items]
Assets								59,300,000
Notes payable								$ 34,100,000
Unconsolidated properties
Accounting Policies [Line Items]
Number of square feet in a multi-tenant retail building (in square feet)			386,000			386,000
Building
Accounting Policies [Line Items]
Acquired real estate asset, useful life						40 years

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.

Summary of Significant Accounting Policies - Concentration of credit risk (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 financial_institutions	Sep. 28, 2012 Credit concentration risk Cash on deposit	Dec. 31, 2012 Maximum Customer concentration risk Rental revenues	Dec. 31, 2012 Restaurant industry Customer concentration risk Rental revenues	Dec. 31, 2012 Drugstore industry Customer concentration risk Rental revenues	Dec. 31, 2012 Retail industry Customer concentration risk Rental revenues	Dec. 31, 2012 Texas Geographic concentration risk Property	Dec. 31, 2012 Texas Geographic concentration risk Rental revenues	Dec. 31, 2012 Florida Geographic concentration risk Property	Dec. 31, 2012 Florida Geographic concentration risk Rental revenues
Concentration Risk [Line Items]
Cash on deposit, number of financial institutions which had deposits in excess of current federally insured limits (in financial institutions)	4
Cash on deposit in excess of federally insured levels		$ 7.7
Concentration risk, percentage			10.00%	15.00%	15.00%	17.00%		16.00%		10.00%
Number of owned properties (in number of properties)							166		23

Fair Value Measurements (Details) (USD $)	3 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012 Property		Dec. 31, 2011	Dec. 31, 2010 Property	Dec. 31, 2012 Fair value, measurements, recurring		Sep. 28, 2012 Fair value, measurements, recurring		Dec. 31, 2011 Fair value, measurements, recurring	Dec. 31, 2012 Fair value, measurements, recurring Quoted Prices in Active Markets for Identical Assets (Level 1)		Dec. 31, 2011 Fair value, measurements, recurring Quoted Prices in Active Markets for Identical Assets (Level 1)	Dec. 31, 2012 Fair value, measurements, recurring Significant Other Observable Inputs (Level 2)		Dec. 31, 2011 Fair value, measurements, recurring Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Fair value, measurements, recurring Significant Unobservable Inputs (Level 3)		Dec. 31, 2011 Fair value, measurements, recurring Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Estimate of fair value Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Estimate of fair value Significant Other Observable Inputs (Level 2)	Dec. 31, 2012 Estimate of fair value Significant Unobservable Inputs (Level 3)	Dec. 31, 2012 Carrying value	Dec. 31, 2011 Carrying value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in real estate assets, net, carrying amount before impairment																									$ 10,300,000
Number of properties impaired (in properties)				2			1
Investment in real estate assets								4,532,000					0			0			4,532,000					4,532,000
Impairment of real estate assets	3,700,000		2,000,000	5,742,000		0	4,500,000
Investment in unconsolidated joint venture (1)								0	[1]	21,200,000	[1]		0	[1]		0	[1]		0	[1]
Impairment of investment in unconsolidated joint venture		(1,200,000)		(1,156,000)	[1]	0	0
Mortgage notes receivable																						86,100,000	85,300,000		73,400,000	76,745,000
Notes payable and line of credit																						1,900,000,000	1,800,000,000		1,800,000,000	1,800,000,000
Liabilities:
Interest rate swaps								$ 2,181,000				$ 3,558,000	$ 0		$ 0	$ 2,181,000		$ 3,558,000	$ 0		$ 0

[1]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.

Fair Value Measurements - Rollforward of significant unobservable inputs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of year	$ 0	$ 81,995
Total gains or losses
Realized gain included in earnings	0	15,587
Reclassification of previous unrealized gain out of other comprehensive income	0	(14,654)
Unrealized loss included in other comprehensive income	0	(1,713)
Purchases, issuances, settlements, sales and accretion
Purchases	0	0
Issuances	0	0
Settlements	0	(82,061)
Accretion of discount included in earnings	0	846
Balance at end of year	$ 0	$ 0

Investment in Direct Financing Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leases, Net Investment in Direct Financing Leases [Abstract]
Minimum lease payments receivable	$ 18,566	$ 21,487
Estimated residual value of leased assets	27,854	27,854
Unearned income	(11,454)	(13,342)
Total	34,966	35,999
Capital Leases, Net Investment In Direct Financing Leases, Minimum Payments [Abstract]
2013	2,932
2014	2,782
2015	2,403
2016	2,019
2017	1,545
Thereafter	6,885
Total	$ 18,566	$ 21,487

Real Estate Transactions (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 30, 2011	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010
Business Acquisition [Line Items]
Number of businesses acquired (in properties)				1	28
Percentage of interest acquired in commercial properties				100.00%	100.00%
Business Acquisition, Purchase Price Allocation [Abstract]
Land				$ 1,858,000	$ 29,570,000
Building and improvements				5,073,000	57,405,000
Total purchase price				7,591,000	100,717,000
Revenue of acquiree since acquisition date				77,000	6,000,000
Loss of acquiree since acquisition date				(168,000)	1,000,000
Consolidated revenue of acquiree since acquisition date					283,515,000	279,310,000
Net income of acquiree since acquisition date					57,506,000	32,261,000
Acquisition costs				233,000	3,021,000	3,441,000
Tenant improvement allowance				8,800,000	12,000,000
Sale of stock, percentage of ownership percentage sold	100.00%	100.00%
Number of properties sold				2	10
Proceeds from sale of unconsolidated joint venture interests				21,178,000	18,769,000	0
Gain on sale of unconsolidated joint venture interests			5,100,000	0	5,162,000	0
Sale of productive assets, sale price				7,500,000
Proceeds from sale of real estate assets				7,252,000
Gain on sale of real estate assets and property condemnation				552,000
Write-off of straight-line receivables as a reduction to the gain on sale of real estate assets and property condemnation				(215,000)
Dispositions, revenue				610,000	633,000	633,000
Dispositions, net income excluding gain on sale				24,000	154,000	147,000
Acquired in-place leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount				624,000	14,139,000
Acquired above market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired finite-lived intangible asset - leases, amount				36,000	835,000
Acquired below market leases
Business Acquisition, Purchase Price Allocation [Abstract]
Acquired below market leases					$ (1,232,000)
Unconsolidated properties
Business Acquisition, Purchase Price Allocation [Abstract]
Number of square feet in a multi-tenant retail building (in square feet)				386,000

Acquired Intangible Lease Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	$ 292,037,000	$ 323,298,000
Finite-lived intangible assets, accumulated amortization	159,639,000	128,544,000
Amortization of intangible assets	32,700,000	33,400,000	33,200,000
Acquired in-place leases
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	250,628,000	277,764,000
Finite-lived intangible assets, accumulated amortization	138,333,000	111,566,000
Finitel-lived intangible asset, useful life	10 years 6 months	11 years 1 month 6 days
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	26,849,000
2014	26,265,000
2015	25,224,000
2016	23,374,000
2017	21,339,000
Acquired above market leases
Finite-Lived Intangible Assets, Net [Abstract]
Finite-lived intangible assets, net	41,409,000	45,534,000
Finite-lived intangible assets, accumulated amortization	21,306,000	16,988,000
Finitel-lived intangible asset, useful life	11 years 10 months	11 years 4 months 42 days
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	4,296,000
2014	4,258,000
2015	4,199,000
2016	3,853,000
2017	$ 3,578,000

Investment in Mortgage Notes Receivable (Details) (USD $)	Dec. 31, 2012 Property Mortgage_Notes_Receivable	Dec. 31, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Weighted Average	Dec. 31, 2012 Carrying value	Dec. 31, 2011 Carrying value
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of mortgage notes receivable (in number of mortgage notes receivable)	69
Number of restaurant properties securing mortgage notes receivable (in properties)	43
Number of single-tenant retail properties securing mortgage notes receivable (in properties)	26
Investment in mortgage notes receivable, net	$ 73,438,000	$ 76,745,000
Mortgage notes receivable, outstanding face amount	68,000,000	70,600,000
Mortgage notes receivable, premium	6,900,000	6,900,000
Mortgage notes receivable, acquisition costs	2,000,000	2,000,000
Mortgage notes receivable, accumulated amortization of premium and amortization of acquisition costs	3,500,000	2,800,000
Mortgage notes receivable						$ 73,400,000	$ 76,745,000
Interest Rate			8.60%	10.47%	9.89%

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 securities	Dec. 31, 2011 commercial_mortgage-backed_securities	Dec. 31, 2010
Investments, Debt and Equity Securities [Abstract]
Number of commercial mortgage backed securities sold (in securities)				6
Proceeds from sale of marketable securities			$ 0	$ 82,061	$ 0
Gain on sale of marketable securities	$ 7,700	$ 7,900	$ 0	$ 15,587	$ 0
Number of commercial mortgage backed securities (in securities)			0

Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Sep. 28, 2012 Variable rate debt	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 10-31-2012		Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 10-31-2012		Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 06-11-2012	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 06-11-2012	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 5.8% maturing 03-01-2016	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 5.8% maturing 03-01-2016	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.0% maturing 10-16-2012		Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.0% maturing 10-16-2012		Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 4.9% maturing 11-30-2013	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 4.9% maturing 11-30-2013	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.5% maturing 09-26-2014	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.5% maturing 09-26-2014	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.2% maturing 09-04-2015	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.2% maturing 09-04-2015
Derivatives, Fair Value [Line Items]
Outstanding notional amount										$ 31,781	[1]			$ 14,847		$ 6,968		$ 30,000	[1]			$ 111,111		$ 38,250		$ 32,400
Interest rate										6.20%	[1]			6.20%		5.80%		6.00%	[1]			4.90%		3.50%		3.20%
Effective date										Nov 4, 2008	[1]			Jun 12, 2009		Feb 20, 2009		Nov 24, 2009	[1]			Feb 28, 2011		Sep 26, 2011		Sep 5, 2012
Maturity date										Oct 31, 2012	[1]			Jun 11, 2012		Mar 1, 2016		Oct 16, 2012	[1]			Nov 30, 2013		Sep 26, 2014		Sep 5, 2015
Fair Value of Liability								(2,181)	(3,558)	0	[1]	(869)	[1]	0	(172)	(481)	(497)	0	[1]	(310)	[1]	(1,133)	(1,558)	(321)	(152)	(246)	0
Amount of Loss Reclassified from Accumulated Other Comprehensive Income to Interest Expense	213	[2]	0	[2]	0	[2]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	1,164		98		(853)
Repayment of variable rate debt	$ 323,454		$ 209,623		$ 327,079		$ 61,800

[1]	The associated loan was repaid, in full, on September 28, 2012, resulting in termination of the interest rate swap.
[2]	On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December��31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December��31, 2011 and 2010.

Notes Payable, Line of Credit and Repurchase Agreements (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2012 Mortgages [Member]	Dec. 31, 2012 Fixed rate debt	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 Minimum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 Maximum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022 Minimum	Dec. 31, 2012 Fixed rate debt Notes payable, fixed rate debt maturing from July 2019 to September 2022 Maximum	Dec. 31, 2012 Long-Term Debt, Percentage Bearing Variable Interest Swapped For Fixed Interest, Amount [Member]	Dec. 31, 2012 Variable rate debt	Dec. 31, 2012 Variable rate debt Notes payable, fixed and variable rate debt maturing from September 2012 to August 2031 LIBOR	Dec. 31, 2012 Variable rate debt Fixed rate debt, variable rate debt fixed through the use of interest rate swaps	Dec. 31, 2012 Credit facility	Dec. 31, 2012 Credit facility Revolving credit facility	Dec. 31, 2012 Credit facility Revolving credit facility One-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility One-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Two-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Two-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Three-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Three-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Six-month LIBOR Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Six-month LIBOR Maximum	Dec. 31, 2012 Credit facility Revolving credit facility Federal funds rate plus	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate plus one percent plus Minimum	Dec. 31, 2012 Credit facility Revolving credit facility Eurodollar rate plus one percent plus Maximum	Dec. 31, 2012 Credit facility Term loan	Dec. 31, 2012 Credit facility Term loan LIBOR Minimum	Dec. 31, 2012 Credit facility Term loan LIBOR Maximum	Dec. 31, 2012 Credit facility Letter of credit	Dec. 31, 2012 Credit facility Swingline loans	Feb. 24, 2011 Credit facility Fixed rate debt, variable rate debt fixed through the use of interest rate swaps Term loan LIBOR	Dec. 31, 2012 Credit facility Company leverage ratio Term loan	Dec. 31, 2012 Repurchase agreements
Debt Instrument [Line Items]
Notes payable and line of credit	$ 1,757,322,000		$ 1,767,591,000		$ 1,400,000,000							$ 77,600,000	$ 4,300,000			$ 319,100,000
Gross real estate and related assets securing debt	2,500,000,000															636,100,000
Debt, weighted average interest rate						5.68%										5.39%	3.71%
Debt instrument, weighted average years to maturity																3 years 7 months 6 days
Fixed rate debt, interest rate							3.15%	7.22%		3.90%	4.67%				3.15%
Basis spread														2.75%				2.75%	4.00%	2.75%	4.00%	2.75%	4.00%	2.75%	4.00%	0.50%	1.00%	1.75%	3.00%		2.75%	4.00%				3.50%
Note payable, issued amount									81,900,000						32,400,000
Debt repayments						152,400,000																															65,000,000
Hyper-amortization provision, basis spread				2.00%
Hyper-amortization provision, extension term				20 years
Hyper-amortization provision, percentage of rent payments collected applied to escrow or reserve account				100.00%
Debt borrowings																																					10,700,000
Senior unsecured credit facility [Abstract]
Senior unsecured credit facility, current borrowing capacity																350,000,000	238,900,000													111,100,000			476,000	20,000,000
Percentage of total borrowing that may be used for issuing																																	15.00%
Minimum withdrawal																																		100,000
Maximum borrowing capacity																450,000,000
Maximum borrowing capacity, minimum withdrawal																25,000,000
Line of credit facility, increase, additional borrowings																197,000,000
Senior unsecured credit facility, repayments																171,000,000
Senior unsecured credit facility, outstanding																	208,000,000													111,100,000
Fixed interest rate through derivatives																																			1.44%
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	324,253,000	[1]
2014	49,366,000	[1]
2015	286,808,000	[1]
2016	199,352,000	[1]
2017	716,925,000	[1]
Thereafter	189,011,000	[1]
Total	1,765,715,000	[1]
Fair value adjustment net of mortgage notes assumed	$ 8,400,000

[1]	Principal payment amounts reflect actual payments based on face amount of notes payable. As of December 31, 2012, the fair value adjustment, net of amortization of mortgage notes assumed was $8.4 million.

Acquired Below Market Lease Intangibles (Details) (Acquired below market leases, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquired below market leases
Finite-Lived Intangible Liabilities, Net [Abstract]
Acquired below-market leases, net of accumulated amortization	$ 119,550,000	$ 130,680,000
Amortization of intangible liabilities	11,000,000	11,400,000	12,500,000
Accumulated amortization	53,557,000	42,880,000
Useful life	11 years 0 months	11 years 6 months
Finite-Lived Intangible Liabilities, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	10,758,000
2014	10,645,000
2015	10,440,000
2016	10,222,000
2017	$ 9,871,000

Supplemental Cash Flow Disclosures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Property
Supplemental Cash Flow Elements [Abstract]
Distributions declared and unpaid	$ 11,087	$ 11,157	$ 11,097
Common stock issued through the DRIP Offering	57,034	59,696	61,377
Net unrealized (loss) gain on marketable securities	0	(1,713)	23,051
Reclassification of unrealized gain on marketable securities into net income	0	14,654	0
Net unrealized gain (loss) on interest rate swaps	1,164	98	(853)
Reclassification of unrealized loss on interest rate swaps into net income	213	0	0
Accrued capital expenditures	1,268	0	791
Accrued deferred financing costs	90	0	107
Decrease in earnout liability	0	0	983
Supplemental Cash Flow Disclosures:
Interest paid	98,903	98,939	94,515
Number of properties substituted for other properties under a master lease agreement			1
Number of properties substituted under a master lease agreement			2
Non-cash consideration increasing depreciable assets and decreasing land assets			$ 136,000

Related-Party Transactions and Arrangements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due to affiliates	$ 1,937	$ 1,069
Advisors
Related Party Transaction [Line Items]
Cumulative noncompounded annual return	8.00%
Real estate commission		382
Due to affiliates	1,900	1,100
Advisors | Maximum | Single tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent	2.00%
Advisors | Maximum | Multi-tenant properties
Related Party Transaction [Line Items]
Operating expense reimbursement percent of net income	25.00%
Acquisition and advisory fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	159	2,322	2,239
Acquisition and advisory fees and expenses | Advisors | Maximum
Related Party Transaction [Line Items]
Acquisition and advisory fee	4.00%
Acquisition and advisory fees and expenses | Advisors | Maximum | Contract purchase price of each asset
Related Party Transaction [Line Items]
Acquisition and advisory fee	2.00%
Asset management fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	9,192	8,903	8,485
Annualized asset management fees and expenses | Advisors
Related Party Transaction [Line Items]
Asset based related party fee percent	0.25%
Property management and leasing fees and expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	8,224	7,710	7,738
Property management and leasing fees and expenses | Cole realty advisors, inc. | Maximum | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Property and asset management fees percent	2.00%
Property management and leasing fees and expenses | Cole realty advisors, inc. | Maximum | Gross revenue for multi-tenant properties
Related Party Transaction [Line Items]
Property and asset management fees percent	4.00%
Operating expenses | Advisors
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	1,438	1,496	1,494
Financing coordination fees | Advisors
Related Party Transaction [Line Items]
Finance coordination fee percent	1.00%
Related party transaction, expenses from transactions with related party	$ 1,403	$ 2,326	$ 2,020
Property sales commission | Advisors | Contract sale price of each property | Gross revenue for single-tenant properties
Related Party Transaction [Line Items]
Commissions performance and other fees percent	2.00%
Property portfolio | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	6.00%
Remaining net sale proceeds | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Performance fee | Advisors
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Performance fee | Advisors | Listing commission
Related Party Transaction [Line Items]
Commissions performance and other fees percent	10.00%
Brokerage commission fee | Advisors | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees percent	50.00%

Independent Directors' Stock Option Plan (Details) (USD $)	12 Months Ended											12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Independent director's stock option plan	Dec. 31, 2010 Independent director's stock option plan	Dec. 31, 2011 Independent director's stock option plan	Dec. 31, 2009 Independent director's stock option plan	Dec. 31, 2008 Independent director's stock option plan	Dec. 31, 2007 Independent director's stock option plan	Dec. 31, 2006 Independent director's stock option plan	Dec. 31, 2005 Independent director's stock option plan	Dec. 31, 2012 Independent director's stock option plan Minimum	Dec. 31, 2012 Independent director's stock option plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted, expected term				10 years
Stock options granted, excercise price (in dollars per share)							$ 9.1	$ 9.1	$ 9.1	$ 9.15	$ 9.15
Stock options, exercise price of future options				100.00%
Stock options, shares to purchase (in shares)				50,000
Stock options, outstanding (in shares)				45,000		45,000
Stock options granted, weighted average exercise price (in dollars per share)				$ 9.12		$ 9.12
Number of shares authorized (in shares)				1,000,000
Number of shares reserved for issuance under the IDSOP (in shares)				1,000,000
Stock compensation expense	$ 0	$ 0	$ 7,000		$ 7,000
Stock options, wieghted average contractual remaining life				4 years 2 months 22 days		5 years 3 months 7 days
Stock options, intrinsic value				$ 10,000
Stock options, risk free interest rate, minimum				3.47%
Stock options, risk free interest rate, maximum				5.07%
Stock options, projected future dividend yield												6.25%	7.00%
Stock options, expected volatility rate, minimum				0.00%
Stock options, expected volatility rate, maximum				36.21%

Stockholders' Equity (Details) (USD $)	3 Months Ended																12 Months Ended			99 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Equity, Class of Treasury Stock [Line Items]
Shares issued pursuant to a distribution reinvestment plan (in shares)																	6,100,000	7,000,000
Redemptions of common stock																	$ (71,268,000)	$ (52,590,000)	$ (21,638,000)	$ (206,100,000)
Stock redemption program, redemption price per share, percentage of amount paid per share, after one year																	92.50%
Stock redemption program, plan redemption price per share, percentage of amount paid per share, after two year																	95.00%
Stock redemption program, plan redemption price per share, percentage of amount paid per share, after three year																	97.50%
Stock redemption program, redemption price per share, percentage of amount paid per share, after four years																	100.00%
Stock redemption program, redemption price per share percentage of amount paid per share purchased through DRIP																	100.00%
Valid Redemption Request Received (in shares)	3,646,000	[1]	5,842,000	[1]	5,876,000	[1]	4,174,000	[1]	5,104,000	[1]	5,801,000	[1]	4,747,000	[1]	4,787,000	[1]
Valid Redemption Request Fulfilled (in shares)	1,471,000	[2]	1,530,000	[2]	1,540,000	[2]	1,566,000	[2]	1,547,000	[2]	1,537,000	[2]	1,549,000	[2]	1,553,000	[2]
Valid Redemption Request Fulfilled	13,756,000	[2]	14,270,000	[2]	14,349,000	[2]	14,539,000	[2]	14,354,000	[2]	14,208,000	[2]	14,261,000	[2]	12,217,000	[2]
Valid Redemption Request Unfulfilled (in shares)	2,175,000		4,312,000		4,336,000		2,608,000		3,557,000		4,264,000		3,198,000		3,234,000
Distribution reinvestment plan
Equity, Class of Treasury Stock [Line Items]
Redemptions of common stock																	$ (57,000,000)	$ (59,700,000)
Maximum
Equity, Class of Treasury Stock [Line Items]
Stock redemption program, number of shares authorized to be repurchased, percentage of weighted average number of shares outstanding																	3.00%
Stock redemption program, redemption priority, shares																	250

[1]	A valid redemption request is one that complies with the applicable requirements and guidelines of our share redemption program in effect at such time.
[2]	The Company generally redeems shares on the last business day of the month following the end of each fiscal quarter in which requests were received; however, due to the suspension of the share redemption program, the Company redeemed shares for the quarter ending December��31, 2012 in December 2012, with the exception of the amounts discussed in Note 22 to these consolidated financial statements.

Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Ordinary dividends	38.00%	36.00%	35.00%
Nontaxable distributions	62.00%	47.00%	65.00%
Capital gain distributions	0.00%	17.00%	0.00%
Total	100.00%	100.00%	100.00%
Property, plant and equipment, land and real estate assets, net tax basis	$ 3,100,000,000
State and local income tax and franchise tax expense (benefit), continuing operations	$ 1,400,000	$ 1,300,000	$ 1,200,000

Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Operating Leased Assets [Line Items]
Weighted average remaining term of leases	9 years 9 months 18 days
2013	$ 252,027
2014	245,824
2015	238,691
2016	223,202
2017	206,679
Thereafter	1,314,685
Total	$ 2,481,108

Quarterly Results (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 70,315		$ 70,168		$ 70,804		$ 71,565	$ 70,883	$ 69,271		$ 69,376		$ 69,815		$ 282,852		$ 279,345	$ 269,150
Operating income	27,890	[1],[2]	34,892	[3]	33,198	[1]	36,700	36,445	35,002		33,729		35,229		132,680		140,405	132,317
Net income	1,635	[1],[2]	7,204	[3]	6,755	[1]	9,803	9,195	12,952	[4]	14,927	[5]	16,735	[5]	25,397		53,809	30,430
Basic and diluted net income per common share (in dollars per share)	$ 0.01		$ 0.03		$ 0.03		$ 0.05	$ 0.04	$ 0.06		$ 0.07		$ 0.08		$ 0.12		$ 0.26	$ 0.15
Distributions declared per common share (in dollars per share)	$ 0.15		$ 0.16		$ 0.16		$ 0.16	$ 0.16	$ 0.16		$ 0.16		$ 0.15
Gain on sale of marketable securities											7,700		7,900		0		15,587	0
Gain on sale of unconsolidated joint venture interests									5,100						0		5,162	0
Impairment of real estate assets	3,700				2,000										5,742		0	4,500
Impairment of joint venture investment			1,200												1,156	[6]	0	0
Merger related expenses	$ 3,900														$ 5,847		$ 0	$ 0

[1]	Operating and net income for the second and fourth quarters of 2012 include impairments of real estate assets of $2.0 million and $3.7 million, respectively.
[2]	Operating and net income for the fourth quarter of 2012 include Merger related expenses of $3.9 million.
[3]	Operating and net income for the third quarter of 2012 include an impairment of the investment in unconsolidated joint venture of $1.2 million.
[4]	Net income for the third quarter of 2011 includes a gain on the sale of unconsolidated joint venture interest of $5.1 million.
[5]	Net income for the first and second quarters of 2011 includes a gain on the sale of marketable securities of $7.9 million and $7.7 million, respectively.
[6]	The Company sold its interest in its unconsolidated joint venture on September 28, 2012, as discussed in Note 2 to these consolidated financial statements.

Subsequent Events (Details) (USD $)	12 Months Ended			19 Months Ended	99 Months Ended	12 Months Ended	2 Months Ended		0 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011 Property	Dec. 31, 2010	Jan. 02, 2009	Dec. 31, 2012 Property	Dec. 31, 2012 Credit facility	Mar. 06, 2013 Subsequent event Property	Mar. 06, 2013 Subsequent event Credit facility	Jan. 22, 2013 Spirit And Spirit Realty, L.P. Merger Subsequent event
Subsequent Event
Stock issued during period, shares, new issues and dividend reinvestment plan (in shares)					231,200,000
Issuance of common stock	$ 57,034,000	$ 59,696,000	$ 61,377,000	$ 1,500,000,000	$ 2,300,000,000
Redemptions of common stock, shares							0
Redemptions of common stock	71,268,000	52,590,000	21,638,000		206,100,000		121,000
Common stock, average redemption price per share							$ 9.35
Line of credit facility, increase, additional borrowings						197,000,000		16,000,000
Debt repayments								6,000,000
Notes payable and credit facility								329,100,000
Debt instrument, unused borrowing capacity, amount								20,400,000
Merger Agreement exchange ratio of third party common stock (in shares)									1.9048
Business combination, exchange ratio of Company common stock (in shares)									0.525
Number of properties sold	2	10			2		1
Sale of productive assets, sale price	7,500,000						4,700,000
Proceeds from sale of real estate assets	7,252,000						4,500,000
Gain on sale of real estate assets and property condemnation	552,000						245,000
Write-off of straight-line receivables as a reduction to the gain on sale of real estate assets and property condemnation	$ (215,000)						$ 136,000

Schedule II - Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 547	$ 646	$ 1,648
Charged to expenses	689	87	(257)
Deductions	1,156	186	745
Balance at end of period	$ 80	$ 547	$ 646

Schedule III ��� Real Estate Assets and Accumulated Depreciation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 Property	Dec. 31, 2011	Dec. 31, 2010 Property
Initial Costs to Company
Number of single-tenant freestanding retail properties, owned	417
Number of single-tenant freestanding commercial properties, owned	312
Number of multi-tenant retail properties, owned	23
Real estate, federal income tax basis	$ 3,100,000,000
Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of period	3,123,915,000	3,018,095,000	2,921,274,000
Additions
Acquisitions	6,931,000	86,975,000	96,156,000
Improvements	13,584,000	19,000,000	6,668,000
Total additions	20,515,000	105,975,000	102,824,000
Deductions
Cost of real estate sold	6,945,000	155,000	5,000
Real Estate, Adjustment to Basis	0	0	1,190,000
Real Estate, Other Deductions	5,735,000	0	4,808,000
Total deductions	12,680,000	155,000	6,003,000
Balance, end of period	3,131,750,000	3,123,915,000	3,018,095,000
Reconciliation of Real Estate Accumulated Depreciation [Roll Forward]
Balance, beginning of period	238,688,000	178,906,000	122,887,000
Additions
Acquisitions - Depreciation Expense for Building & Tenant Improvements Acquired	59,530,000	58,534,000	56,280,000
Improvements - Depreciation Expense for Tenant Improvements & Building Equipment	1,360,000	1,248,000	335,000
Total additions	60,890,000	59,782,000	56,615,000
Deductions
Cost of real estate sold	552,000	0	0
Real Estate Accumulated Depreciation, Other Deductions	1,604,000	0	596,000
Total deductions	2,156,000	0	596,000
Balance, end of period	297,422,000	238,688,000	178,906,000
Number of properties impaired (in properties)	2		1
Notes payable and line of credit	1,757,322,000	1,767,591,000
Building
Deductions
Acquired real estate asset, useful life	40 years
Operating lease
Initial Costs to Company
Land	841,244,000
Buildings And Improvements	2,176,266,000
Total Adjustment to Basis	23,523,000
Gross Amount at Which Carried At December 31, 2012	3,041,033,000
Accumulated Depreciation	297,354,000
Operating lease | 24 Hour Fitness: | Olathe, KS
Initial Costs to Company
Land	1,090,000
Buildings And Improvements	5,353,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,443,000
Accumulated Depreciation	738,000
Operating lease | 7500 Cottonwood Center: | Jenison, MI
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	4,023,000
Total Adjustment to Basis	81,000
Gross Amount at Which Carried At December 31, 2012	5,183,000
Accumulated Depreciation	654,000
Operating lease | Aaron Rents: | Alamogordo, NM
Initial Costs to Company
Land	273,000
Buildings And Improvements	619,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	892,000
Accumulated Depreciation	70,000
Operating lease | Aaron Rents: | Anderson, SC
Initial Costs to Company
Land	156,000
Buildings And Improvements	978,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,134,000
Accumulated Depreciation	107,000
Operating lease | Aaron Rents: | Baton Rouge, LA
Initial Costs to Company
Land	226,000
Buildings And Improvements	603,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	829,000
Accumulated Depreciation	67,000
Operating lease | Aaron Rents: | Beeville, TX
Initial Costs to Company
Land	80,000
Buildings And Improvements	808,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	888,000
Accumulated Depreciation	90,000
Operating lease | Aaron Rents: | Calmut City, IL
Initial Costs to Company
Land	277,000
Buildings And Improvements	992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,269,000
Accumulated Depreciation	114,000
Operating lease | Aaron Rents: | Charlotte, NC
Initial Costs to Company
Land	272,000
Buildings And Improvements	424,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	696,000
Accumulated Depreciation	48,000
Operating lease | Aaron Rents: | Chiefland, FL
Initial Costs to Company
Land	380,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,031,000
Accumulated Depreciation	78,000
Operating lease | Aaron Rents: | Clanton, AL
Initial Costs to Company
Land	231,000
Buildings And Improvements	817,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,048,000
Accumulated Depreciation	91,000
Operating lease | Aaron Rents: | Essex, MD
Initial Costs to Company
Land	632,000
Buildings And Improvements	966,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,598,000
Accumulated Depreciation	107,000
Operating lease | Aaron Rents: | Forrest City, AR
Initial Costs to Company
Land	246,000
Buildings And Improvements	623,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	869,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Griffin, GA
Initial Costs to Company
Land	483,000
Buildings And Improvements	599,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,082,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Grovetown, GA
Initial Costs to Company
Land	220,000
Buildings And Improvements	799,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,019,000
Accumulated Depreciation	89,000
Operating lease | Aaron Rents: | Harrisonville, MO
Initial Costs to Company
Land	509,000
Buildings And Improvements	252,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	761,000
Accumulated Depreciation	29,000
Operating lease | Aaron Rents: | Hartsville, SC
Initial Costs to Company
Land	304,000
Buildings And Improvements	875,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,179,000
Accumulated Depreciation	96,000
Operating lease | Aaron Rents: | Largo, FL
Initial Costs to Company
Land	393,000
Buildings And Improvements	884,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,277,000
Accumulated Depreciation	103,000
Operating lease | Aaron Rents: | Mansfield, TX
Initial Costs to Company
Land	244,000
Buildings And Improvements	906,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,150,000
Accumulated Depreciation	105,000
Operating lease | Aaron Rents: | Navasota, TX
Initial Costs to Company
Land	121,000
Buildings And Improvements	866,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	987,000
Accumulated Depreciation	100,000
Operating lease | Aaron Rents: | Okeechobee, FL
Initial Costs to Company
Land	305,000
Buildings And Improvements	792,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,097,000
Accumulated Depreciation	94,000
Operating lease | Aaron Rents: | Rensselaer, NY
Initial Costs to Company
Land	699,000
Buildings And Improvements	1,337,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,036,000
Accumulated Depreciation	157,000
Operating lease | Aaron Rents: | Rome, TX
Initial Costs to Company
Land	387,000
Buildings And Improvements	1,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,437,000
Accumulated Depreciation	123,000
Operating lease | Aaron Rents: | Sandersville, GA
Initial Costs to Company
Land	153,000
Buildings And Improvements	856,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,009,000
Accumulated Depreciation	96,000
Operating lease | Aaron Rents: | Shreveport, LA
Initial Costs to Company
Land	267,000
Buildings And Improvements	569,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	836,000
Accumulated Depreciation	67,000
Operating lease | Aaron Rents: | Wichita, KS
Initial Costs to Company
Land	247,000
Buildings And Improvements	627,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	874,000
Accumulated Depreciation	69,000
Operating lease | Aaron Rents: | Wilton, NY
Initial Costs to Company
Land	2,693,000
Buildings And Improvements	3,577,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,270,000
Accumulated Depreciation	425,000
Operating lease | Aaron Rents: | Mineral Wells, TX
Initial Costs to Company
Land	263,000
Buildings And Improvements	587,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	850,000
Accumulated Depreciation	42,000
Operating lease | Aaron Rents: | Sweetwater, TX
Initial Costs to Company
Land	253,000
Buildings And Improvements	660,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	913,000
Accumulated Depreciation	47,000
Operating lease | ABX Air: | Coventry, RI
Initial Costs to Company
Land	548,000
Buildings And Improvements	3,293,000
Total Adjustment to Basis	16,000
Gross Amount at Which Carried At December 31, 2012	3,857,000
Accumulated Depreciation	546,000
Operating lease | Academy Sports: | Macon, GA
Initial Costs to Company
Land	1,232,000
Buildings And Improvements	3,901,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,133,000
Accumulated Depreciation	778,000
Operating lease | Academy Sports: | Katy, TX
Initial Costs to Company
Land	8,853,000
Buildings And Improvements	88,008,000
Total Adjustment to Basis	12,240,000
Gross Amount at Which Carried At December 31, 2012	109,101,000
Accumulated Depreciation	15,274,000
Operating lease | Academy Sports: | Lufkin, TX
Initial Costs to Company
Land	1,512,000
Buildings And Improvements	3,260,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,772,000
Accumulated Depreciation	413,000
Operating lease | Advance Auto: | Charlotte, NC
Initial Costs to Company
Land	435,000
Buildings And Improvements	905,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,340,000
Accumulated Depreciation	49,000
Operating lease | Advance Auto: | Greenfield, IN
Initial Costs to Company
Land	670,000
Buildings And Improvements	609,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,279,000
Accumulated Depreciation	134,000
Operating lease | Advance Auto: | Trenton, OH
Initial Costs to Company
Land	333,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	984,000
Accumulated Depreciation	144,000
Operating lease | Advance Auto: | Columbia Heights, MN
Initial Costs to Company
Land	549,000
Buildings And Improvements	1,071,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,620,000
Accumulated Depreciation	208,000
Operating lease | Advance Auto: | Fergus Falls, MN
Initial Costs to Company
Land	187,000
Buildings And Improvements	911,000
Total Adjustment to Basis	(1,000)
Gross Amount at Which Carried At December 31, 2012	1,097,000
Accumulated Depreciation	183,000
Operating lease | Advance Auto: | Holland Township, MI
Initial Costs to Company
Land	647,000
Buildings And Improvements	1,134,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,781,000
Accumulated Depreciation	230,000
Operating lease | Advance Auto: | Holland, MI
Initial Costs to Company
Land	614,000
Buildings And Improvements	1,118,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,732,000
Accumulated Depreciation	226,000
Operating lease | Advance Auto: | Zeeland, MI
Initial Costs to Company
Land	430,000
Buildings And Improvements	1,109,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,539,000
Accumulated Depreciation	225,000
Operating lease | Advance Auto: | Grand Forks, ND
Initial Costs to Company
Land	346,000
Buildings And Improvements	889,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,235,000
Accumulated Depreciation	179,000
Operating lease | Advance Auto: | Duluth, MN
Initial Costs to Company
Land	284,000
Buildings And Improvements	1,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,334,000
Accumulated Depreciation	200,000
Operating lease | Advance Auto: | Grand Bay, AL
Initial Costs to Company
Land	256,000
Buildings And Improvements	770,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,026,000
Accumulated Depreciation	157,000
Operating lease | Advance Auto: | Hurley, MS
Initial Costs to Company
Land	171,000
Buildings And Improvements	811,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	982,000
Accumulated Depreciation	164,000
Operating lease | Advance Auto: | Rainsville, AL
Initial Costs to Company
Land	383,000
Buildings And Improvements	823,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,206,000
Accumulated Depreciation	166,000
Operating lease | Advance Auto: | Ashland, KY
Initial Costs to Company
Land	641,000
Buildings And Improvements	827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,468,000
Accumulated Depreciation	171,000
Operating lease | Advance Auto: | Jackson, OH
Initial Costs to Company
Land	449,000
Buildings And Improvements	755,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,204,000
Accumulated Depreciation	158,000
Operating lease | Advance Auto: | New Boston, OH
Initial Costs to Company
Land	477,000
Buildings And Improvements	846,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,323,000
Accumulated Depreciation	177,000
Operating lease | Advance Auto: | Scottsburg, IN
Initial Costs to Company
Land	264,000
Buildings And Improvements	844,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,108,000
Accumulated Depreciation	175,000
Operating lease | Advance Auto: | Maryland Heights, MO
Initial Costs to Company
Land	736,000
Buildings And Improvements	896,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,632,000
Accumulated Depreciation	180,000
Operating lease | Advance Auto: | Irvington, NJ
Initial Costs to Company
Land	1,078,000
Buildings And Improvements	924,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,002,000
Accumulated Depreciation	54,000
Operating lease | Advance Auto: | Midwest City, OK
Initial Costs to Company
Land	248,000
Buildings And Improvements	1,222,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,470,000
Accumulated Depreciation	64,000
Operating lease | Advance Auto: | Penns Grove, NJ
Initial Costs to Company
Land	402,000
Buildings And Improvements	907,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,309,000
Accumulated Depreciation	53,000
Operating lease | Advance Auto: | St. Francis, WI
Initial Costs to Company
Land	394,000
Buildings And Improvements	1,065,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,459,000
Accumulated Depreciation	57,000
Operating lease | Advance Auto: | Willingboro, NJ
Initial Costs to Company
Land	973,000
Buildings And Improvements	676,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,649,000
Accumulated Depreciation	38,000
Operating lease | Advance Auto: | Dunellen, NJ
Initial Costs to Company
Land	1,054,000
Buildings And Improvements	1,242,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,296,000
Accumulated Depreciation	72,000
Operating lease | Allstate Insurance: | Cross Plains, WI
Initial Costs to Company
Land	864,000
Buildings And Improvements	4,488,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	5,360,000
Accumulated Depreciation	661,000
Operating lease | Allstate Insurance: | Yuma, AZ
Initial Costs to Company
Land	1,426,000
Buildings And Improvements	5,885,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,311,000
Accumulated Depreciation	783,000
Operating lease | American TV & Appliance: | Peoria, IL
Initial Costs to Company
Land	2,028,000
Buildings And Improvements	8,172,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,200,000
Accumulated Depreciation	1,405,000
Operating lease | Applebee's: | Albany, OR
Initial Costs to Company
Land	808,000
Buildings And Improvements	1,836,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,644,000
Accumulated Depreciation	281,000
Operating lease | Applebee's: | Augusta, GA
Initial Costs to Company
Land	621,000
Buildings And Improvements	2,474,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,095,000
Accumulated Depreciation	363,000
Operating lease | Applebee's: | Aurora (lliff), CO
Initial Costs to Company
Land	1,324,000
Buildings And Improvements	1,258,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,582,000
Accumulated Depreciation	183,000
Operating lease | Applebee's: | Aurora, CO
Initial Costs to Company
Land	1,001,000
Buildings And Improvements	1,373,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,374,000
Accumulated Depreciation	199,000
Operating lease | Applebee's: | Clovis, NM
Initial Costs to Company
Land	512,000
Buildings And Improvements	2,125,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,637,000
Accumulated Depreciation	308,000
Operating lease | Applebee's: | Colorado Springs, CO
Initial Costs to Company
Land	781,000
Buildings And Improvements	985,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,766,000
Accumulated Depreciation	144,000
Operating lease | Applebee's: | Columbus (Airport), GA
Initial Costs to Company
Land	726,000
Buildings And Improvements	2,265,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,991,000
Accumulated Depreciation	334,000
Operating lease | Applebee's: | Columbus (Gentian), GA
Initial Costs to Company
Land	1,098,000
Buildings And Improvements	2,263,000
Total Adjustment to Basis	6,000
Gross Amount at Which Carried At December 31, 2012	3,367,000
Accumulated Depreciation	334,000
Operating lease | Applebee's: | Fountain, CO
Initial Costs to Company
Land	747,000
Buildings And Improvements	1,825,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,572,000
Accumulated Depreciation	267,000
Operating lease | Applebee's: | Gallup , NM
Initial Costs to Company
Land	499,000
Buildings And Improvements	2,477,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,976,000
Accumulated Depreciation	359,000
Operating lease | Applebee's: | Garden City, GA
Initial Costs to Company
Land	803,000
Buildings And Improvements	1,688,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,491,000
Accumulated Depreciation	248,000
Operating lease | Applebee's: | Grand Junction, CO
Initial Costs to Company
Land	915,000
Buildings And Improvements	2,021,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,936,000
Accumulated Depreciation	294,000
Operating lease | Applebee's: | Littleton, CO
Initial Costs to Company
Land	1,491,000
Buildings And Improvements	656,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,147,000
Accumulated Depreciation	97,000
Operating lease | Applebee's: | Longview, WA
Initial Costs to Company
Land	969,000
Buildings And Improvements	2,429,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	3,402,000
Accumulated Depreciation	366,000
Operating lease | Applebee's: | Loveland, CO
Initial Costs to Company
Land	437,000
Buildings And Improvements	1,543,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,980,000
Accumulated Depreciation	224,000
Operating lease | Applebee's: | Macon (Eisenhower), GA
Initial Costs to Company
Land	785,000
Buildings And Improvements	1,561,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,346,000
Accumulated Depreciation	230,000
Operating lease | Applebee's: | Macon (Riverside), GA
Initial Costs to Company
Land	794,000
Buildings And Improvements	1,579,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,373,000
Accumulated Depreciation	233,000
Operating lease | Applebee's: | Santa Fe, NM
Initial Costs to Company
Land	1,637,000
Buildings And Improvements	2,184,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	3,826,000
Accumulated Depreciation	318,000
Operating lease | Applebee's: | Savannah, GA
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	1,454,000
Total Adjustment to Basis	(156,000)
Gross Amount at Which Carried At December 31, 2012	2,377,000
Accumulated Depreciation	216,000
Operating lease | Applebee's: | Union Gap, WA
Initial Costs to Company
Land	196,000
Buildings And Improvements	2,218,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,414,000
Accumulated Depreciation	332,000
Operating lease | Applebee's: | Walla Walla, WA
Initial Costs to Company
Land	770,000
Buildings And Improvements	1,487,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,257,000
Accumulated Depreciation	231,000
Operating lease | Applebee's: | Warner Robins, GA
Initial Costs to Company
Land	677,000
Buildings And Improvements	1,696,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,373,000
Accumulated Depreciation	251,000
Operating lease | Apria Healthcare: | St. John, MO
Initial Costs to Company
Land	1,669,000
Buildings And Improvements	4,390,000
Total Adjustment to Basis	133,000
Gross Amount at Which Carried At December 31, 2012	6,192,000
Accumulated Depreciation	1,004,000
Operating lease | Arby's: | New Castle, PA
Initial Costs to Company
Land	555,000
Buildings And Improvements	810,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,365,000
Accumulated Depreciation	103,000
Operating lease | Ashley Furniture: | Anderson, SC
Initial Costs to Company
Land	677,000
Buildings And Improvements	3,240,000
Total Adjustment to Basis	(4,000)
Gross Amount at Which Carried At December 31, 2012	3,913,000
Accumulated Depreciation	433,000
Operating lease | Ashley Furniture: | Amarillo, TX
Initial Costs to Company
Land	1,367,000
Buildings And Improvements	4,747,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,114,000
Accumulated Depreciation	748,000
Operating lease | AT&T: | Beaumont, TX
Initial Costs to Company
Land	611,000
Buildings And Improvements	10,717,000
Total Adjustment to Basis	10,000
Gross Amount at Which Carried At December 31, 2012	11,338,000
Accumulated Depreciation	2,113,000
Operating lease | AT&T: | Santa Clara, CA
Initial Costs to Company
Land	2,455,000
Buildings And Improvements	10,876,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	13,331,000
Accumulated Depreciation	1,183,000
Operating lease | Bank of America: | Delray Beach, FL
Initial Costs to Company
Land	11,890,000
Buildings And Improvements	2,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	14,874,000
Accumulated Depreciation	384,000
Operating lease | BE Aerospace: | Winston-Salem, NC
Initial Costs to Company
Land	346,000
Buildings And Improvements	4,387,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,733,000
Accumulated Depreciation	480,000
Operating lease | Best Buy: | Wichita, KS
Initial Costs to Company
Land	2,192,000
Buildings And Improvements	8,319,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,511,000
Accumulated Depreciation	1,276,000
Operating lease | Best Buy: | Fayettville, NC
Initial Costs to Company
Land	2,020,000
Buildings And Improvements	4,285,000
Total Adjustment to Basis	301,000
Gross Amount at Which Carried At December 31, 2012	6,606,000
Accumulated Depreciation	608,000
Operating lease | Best Buy: | Las Cruces, NM
Initial Costs to Company
Land	1,584,000
Buildings And Improvements	4,043,000
Total Adjustment to Basis	105,000
Gross Amount at Which Carried At December 31, 2012	5,732,000
Accumulated Depreciation	474,000
Operating lease | Best Buy: | Kansas City, KS
Initial Costs to Company
Land	1,464,000
Buildings And Improvements	5,375,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,839,000
Accumulated Depreciation	236,000
Operating lease | Big 5 Center: | Aurora, CO
Initial Costs to Company
Land	1,265,000
Buildings And Improvements	2,827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,092,000
Accumulated Depreciation	431,000
Operating lease | BJ���s Wholesale: | Ft. Lauderdale, FL
Initial Costs to Company
Land	10,920,000
Buildings And Improvements	14,762,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	25,682,000
Accumulated Depreciation	1,645,000
Operating lease | BJ���s Wholesale: | Haverhill, MA
Initial Costs to Company
Land	5,497,000
Buildings And Improvements	13,904,000
Total Adjustment to Basis	49,000
Gross Amount at Which Carried At December 31, 2012	19,450,000
Accumulated Depreciation	1,713,000
Operating lease | BJ���s Wholesale: | Woodstock, GA
Initial Costs to Company
Land	3,071,000
Buildings And Improvements	11,542,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	14,613,000
Accumulated Depreciation	1,185,000
Operating lease | Borders: | Rapid City, SD
Initial Costs to Company
Land	1,589,000
Buildings And Improvements	1,951,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,540,000
Accumulated Depreciation	299,000
Operating lease | Borders: | Reading, PA
Initial Costs to Company
Land	2,128,000
Buildings And Improvements	3,186,000
Total Adjustment to Basis	626,000
Gross Amount at Which Carried At December 31, 2012	5,940,000
Accumulated Depreciation	487,000
Operating lease | Boscov���s: | Voorhees, NJ
Initial Costs to Company
Land	1,889,000
Buildings And Improvements	5,012,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,901,000
Accumulated Depreciation	679,000
Operating lease | Bridgestone Tire: | Atlanta, GA
Initial Costs to Company
Land	1,623,000
Buildings And Improvements	977,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,600,000
Accumulated Depreciation	127,000
Operating lease | Broadview Village Square: | Broadview , IL
Initial Costs to Company
Land	8,489,000
Buildings And Improvements	46,933,000
Total Adjustment to Basis	338,000
Gross Amount at Which Carried At December 31, 2012	55,760,000
Accumulated Depreciation	6,962,000
Operating lease | Burger King: | Durham, NC
Initial Costs to Company
Land	808,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	808,000
Accumulated Depreciation	0
Operating lease | Carmax: | Greenville, SC
Initial Costs to Company
Land	8,061,000
Buildings And Improvements	11,830,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	19,891,000
Accumulated Depreciation	1,508,000
Operating lease | Carmax: | Pineville, NC
Initial Costs to Company
Land	6,980,000
Buildings And Improvements	4,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,994,000
Accumulated Depreciation	548,000
Operating lease | Carmax: | Raleigh, NC
Initial Costs to Company
Land	4,000,000
Buildings And Improvements	7,669,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	11,677,000
Accumulated Depreciation	970,000
Operating lease | Chambers Corner: | Wayland, MI
Initial Costs to Company
Land	1,608,000
Buildings And Improvements	7,277,000
Total Adjustment to Basis	37,000
Gross Amount at Which Carried At December 31, 2012	8,922,000
Accumulated Depreciation	1,085,000
Operating lease | Chapel Hill Centre: | Douglasville, GA
Initial Costs to Company
Land	1,827,000
Buildings And Improvements	5,303,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,130,000
Accumulated Depreciation	163,000
Operating lease | Chili's: | Paris, TX
Initial Costs to Company
Land	600,000
Buildings And Improvements	1,851,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,451,000
Accumulated Depreciation	304,000
Operating lease | Chili's: | Fredericksburg, TX
Initial Costs to Company
Land	820,000
Buildings And Improvements	1,290,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,110,000
Accumulated Depreciation	207,000
Operating lease | Chili's: | Tilton, NH
Initial Costs to Company
Land	1,085,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,085,000
Accumulated Depreciation	0
Operating lease | Childtime Childcare: | Cuyahoga Falls, OH
Initial Costs to Company
Land	114,000
Buildings And Improvements	564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	678,000
Accumulated Depreciation	31,000
Operating lease | Childtime Childcare: | Arlington, TX
Initial Costs to Company
Land	268,000
Buildings And Improvements	867,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,135,000
Accumulated Depreciation	46,000
Operating lease | Childtime Childcare: | Oklahoma City (May), OK
Initial Costs to Company
Land	74,000
Buildings And Improvements	479,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	553,000
Accumulated Depreciation	25,000
Operating lease | Childtime Childcare: | Oklahoma City (Penn), OK
Initial Costs to Company
Land	60,000
Buildings And Improvements	617,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	677,000
Accumulated Depreciation	32,000
Operating lease | Childtime Childcare: | Rochester, NY
Initial Costs to Company
Land	107,000
Buildings And Improvements	485,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	592,000
Accumulated Depreciation	28,000
Operating lease | Childtime Childcare: | Modesto (Honey Creek), CA
Initial Costs to Company
Land	191,000
Buildings And Improvements	605,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	796,000
Accumulated Depreciation	36,000
Operating lease | Church's Chicken: | 191 Locations
Initial Costs to Company
Land	47,249,000
Buildings And Improvements	57,362,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	104,611,000
Accumulated Depreciation	7,155,000
Operating lease | Circle K: | Shreveport, LA
Initial Costs to Company
Land	517,000
Buildings And Improvements	1,074,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,591,000
Accumulated Depreciation	143,000
Operating lease | Circle K: | Augusta, GA
Initial Costs to Company
Land	783,000
Buildings And Improvements	953,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,736,000
Accumulated Depreciation	130,000
Operating lease | Circle K: | Columbus (Airport), GA
Initial Costs to Company
Land	569,000
Buildings And Improvements	455,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,024,000
Accumulated Depreciation	64,000
Operating lease | Circle K: | Macon (Riverside), GA
Initial Costs to Company
Land	588,000
Buildings And Improvements	625,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,213,000
Accumulated Depreciation	89,000
Operating lease | Circle K: | Akron (1178 Arlington), OH
Initial Costs to Company
Land	434,000
Buildings And Improvements	834,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,268,000
Accumulated Depreciation	114,000
Operating lease | Circle K: | Akron (1559 Market), OH
Initial Costs to Company
Land	539,000
Buildings And Improvements	832,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,379,000
Accumulated Depreciation	114,000
Operating lease | Circle K: | Akron (1693 West Market), OH
Initial Costs to Company
Land	664,000
Buildings And Improvements	2,064,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	2,736,000
Accumulated Depreciation	270,000
Operating lease | Circle K: | Akron (940 Arlington), OH
Initial Costs to Company
Land	362,000
Buildings And Improvements	1,062,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,424,000
Accumulated Depreciation	144,000
Operating lease | Circle K: | Akron (Albrecht), OH
Initial Costs to Company
Land	400,000
Buildings And Improvements	908,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,308,000
Accumulated Depreciation	120,000
Operating lease | Circle K: | Akron (Brittain), OH
Initial Costs to Company
Land	345,000
Buildings And Improvements	1,005,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,358,000
Accumulated Depreciation	140,000
Operating lease | Circle K: | Akron (Brown), OH
Initial Costs to Company
Land	329,000
Buildings And Improvements	707,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,036,000
Accumulated Depreciation	103,000
Operating lease | Circle K: | Akron (Cuyahoga), OH
Initial Costs to Company
Land	518,000
Buildings And Improvements	794,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,312,000
Accumulated Depreciation	111,000
Operating lease | Circle K: | Akron (Darrow), OH
Initial Costs to Company
Land	544,000
Buildings And Improvements	849,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,401,000
Accumulated Depreciation	116,000
Operating lease | Circle K: | Akron (Exchange), OH
Initial Costs to Company
Land	559,000
Buildings And Improvements	900,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,459,000
Accumulated Depreciation	121,000
Operating lease | Circle K: | Akron (Main), OH
Initial Costs to Company
Land	330,000
Buildings And Improvements	1,288,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	1,625,000
Accumulated Depreciation	177,000
Operating lease | Circle K: | Akron (Manchester), OH
Initial Costs to Company
Land	304,000
Buildings And Improvements	945,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	130,000
Operating lease | Circle K: | Akron (Ridgewood), OH
Initial Costs to Company
Land	435,000
Buildings And Improvements	386,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	821,000
Accumulated Depreciation	56,000
Operating lease | Circle K: | Akron (Waterloo), OH
Initial Costs to Company
Land	385,000
Buildings And Improvements	1,019,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,404,000
Accumulated Depreciation	137,000
Operating lease | Circle K: | Albuquerque, NM
Initial Costs to Company
Land	748,000
Buildings And Improvements	626,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,374,000
Accumulated Depreciation	83,000
Operating lease | Circle K: | Auburn, AL
Initial Costs to Company
Land	693,000
Buildings And Improvements	1,045,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,738,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Barberton (31st St), OH
Initial Costs to Company
Land	389,000
Buildings And Improvements	1,519,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,908,000
Accumulated Depreciation	205,000
Operating lease | Circle K: | Barberton (5th St.), OH
Initial Costs to Company
Land	283,000
Buildings And Improvements	1,067,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,350,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Barberton (Wooster), OH
Initial Costs to Company
Land	520,000
Buildings And Improvements	1,168,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,688,000
Accumulated Depreciation	157,000
Operating lease | Circle K: | Baton Rouge (Burbank), LA
Initial Costs to Company
Land	538,000
Buildings And Improvements	708,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,246,000
Accumulated Depreciation	96,000
Operating lease | Circle K: | Baton Rouge (Floynell), LA
Initial Costs to Company
Land	551,000
Buildings And Improvements	686,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,237,000
Accumulated Depreciation	92,000
Operating lease | Circle K: | Baton Rouge (Jefferson), LA
Initial Costs to Company
Land	770,000
Buildings And Improvements	600,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,370,000
Accumulated Depreciation	81,000
Operating lease | Circle K: | Beaufort, SC
Initial Costs to Company
Land	745,000
Buildings And Improvements	663,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,408,000
Accumulated Depreciation	88,000
Operating lease | Circle K: | Bedford, OH
Initial Costs to Company
Land	416,000
Buildings And Improvements	708,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,124,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Bluffton , SC
Initial Costs to Company
Land	1,075,000
Buildings And Improvements	777,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,852,000
Accumulated Depreciation	106,000
Operating lease | Circle K: | Bossier City, LA
Initial Costs to Company
Land	755,000
Buildings And Improvements	771,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,526,000
Accumulated Depreciation	101,000
Operating lease | Circle K: | Brookpark, OH
Initial Costs to Company
Land	472,000
Buildings And Improvements	819,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,291,000
Accumulated Depreciation	108,000
Operating lease | Circle K: | Canton (12th St.) , OH
Initial Costs to Company
Land	459,000
Buildings And Improvements	878,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,337,000
Accumulated Depreciation	123,000
Operating lease | Circle K: | Canton (Tuscarwas), OH
Initial Costs to Company
Land	730,000
Buildings And Improvements	1,339,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,069,000
Accumulated Depreciation	180,000
Operating lease | Circle K: | Charleston, SC
Initial Costs to Company
Land	1,182,000
Buildings And Improvements	758,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,940,000
Accumulated Depreciation	99,000
Operating lease | Circle K: | Charlotte (Independence), NC
Initial Costs to Company
Land	589,000
Buildings And Improvements	581,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,170,000
Accumulated Depreciation	79,000
Operating lease | Circle K: | Charlotte (Sharon), NC
Initial Costs to Company
Land	663,000
Buildings And Improvements	734,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,397,000
Accumulated Depreciation	97,000
Operating lease | Circle K: | Charlotte (Sugar Creek), SC
Initial Costs to Company
Land	623,000
Buildings And Improvements	603,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,226,000
Accumulated Depreciation	80,000
Operating lease | Circle K: | Columbia (Garners), SC
Initial Costs to Company
Land	645,000
Buildings And Improvements	739,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,384,000
Accumulated Depreciation	98,000
Operating lease | Circle K: | Cleveland , OH
Initial Costs to Company
Land	573,000
Buildings And Improvements	1,352,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,925,000
Accumulated Depreciation	182,000
Operating lease | Circle K: | Columbia (Hardscrabble), SC
Initial Costs to Company
Land	587,000
Buildings And Improvements	777,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,364,000
Accumulated Depreciation	102,000
Operating lease | Circle K: | Columbia (Lumpkin), GA
Initial Costs to Company
Land	526,000
Buildings And Improvements	756,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,282,000
Accumulated Depreciation	105,000
Operating lease | Circle K: | Columbus (Buena Vista), GA
Initial Costs to Company
Land	576,000
Buildings And Improvements	623,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,199,000
Accumulated Depreciation	87,000
Operating lease | Circle K: | Columbus (Warm Springs), GA
Initial Costs to Company
Land	2,085,000
Buildings And Improvements	2,949,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,034,000
Accumulated Depreciation	385,000
Operating lease | Circle K: | Columbus (Whiteville), GA
Initial Costs to Company
Land	1,394,000
Buildings And Improvements	1,039,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,433,000
Accumulated Depreciation	137,000
Operating lease | Circle K: | Copley, OH
Initial Costs to Company
Land	336,000
Buildings And Improvements	692,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	1,036,000
Accumulated Depreciation	100,000
Operating lease | Circle K: | Cuyahoga Falls (Bath), OH
Initial Costs to Company
Land	472,000
Buildings And Improvements	1,287,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,759,000
Accumulated Depreciation	171,000
Operating lease | Circle K: | Cuyahoga Falls (Port), OH
Initial Costs to Company
Land	413,000
Buildings And Improvements	988,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,401,000
Accumulated Depreciation	134,000
Operating lease | Circle K: | Cuyahoga Falls (State), OH
Initial Costs to Company
Land	327,000
Buildings And Improvements	613,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	948,000
Accumulated Depreciation	85,000
Operating lease | Circle K: | El Paso (Americas), TX
Initial Costs to Company
Land	696,000
Buildings And Improvements	1,272,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,968,000
Accumulated Depreciation	172,000
Operating lease | Circle K: | El Paso (Mesa), TX
Initial Costs to Company
Land	684,000
Buildings And Improvements	821,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,505,000
Accumulated Depreciation	111,000
Operating lease | Circle K: | El Paso (Zaragosa), TX
Initial Costs to Company
Land	967,000
Buildings And Improvements	764,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,731,000
Accumulated Depreciation	102,000
Operating lease | Circle K: | Fairlawn, OH
Initial Costs to Company
Land	480,000
Buildings And Improvements	818,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,298,000
Accumulated Depreciation	112,000
Operating lease | Circle K: | Fort Mill, SC
Initial Costs to Company
Land	1,207,000
Buildings And Improvements	2,007,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,214,000
Accumulated Depreciation	261,000
Operating lease | Circle K: | Goose Creek, SC
Initial Costs to Company
Land	671,000
Buildings And Improvements	578,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	78,000
Operating lease | Circle K: | Huntersville, NC
Initial Costs to Company
Land	680,000
Buildings And Improvements	716,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,396,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Kent, OH
Initial Costs to Company
Land	223,000
Buildings And Improvements	678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	901,000
Accumulated Depreciation	91,000
Operating lease | Circle K: | Lanett, AL
Initial Costs to Company
Land	1,645,000
Buildings And Improvements	4,693,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,338,000
Accumulated Depreciation	654,000
Operating lease | Circle K: | Macon (Arkwright), GA
Initial Costs to Company
Land	422,000
Buildings And Improvements	675,000
Total Adjustment to Basis	(5,000)
Gross Amount at Which Carried At December 31, 2012	1,092,000
Accumulated Depreciation	91,000
Operating lease | Circle K: | Maple Heights, OH
Initial Costs to Company
Land	524,000
Buildings And Improvements	1,052,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,576,000
Accumulated Depreciation	144,000
Operating lease | Circle K: | Martinez, GA
Initial Costs to Company
Land	506,000
Buildings And Improvements	702,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,208,000
Accumulated Depreciation	96,000
Operating lease | Circle K: | Midland (Beaver Run), GA
Initial Costs to Company
Land	1,066,000
Buildings And Improvements	1,099,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,165,000
Accumulated Depreciation	150,000
Operating lease | Circle K: | Mobile (Airport) , AL
Initial Costs to Company
Land	516,000
Buildings And Improvements	651,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,167,000
Accumulated Depreciation	93,000
Operating lease | Circle K: | Mobile (Moffett) , AL
Initial Costs to Company
Land	475,000
Buildings And Improvements	374,000
Total Adjustment to Basis	(45,000)
Gross Amount at Which Carried At December 31, 2012	804,000
Accumulated Depreciation	54,000
Operating lease | Circle K: | Mount Pleasant, SC
Initial Costs to Company
Land	616,000
Buildings And Improvements	631,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,247,000
Accumulated Depreciation	86,000
Operating lease | Circle K: | North Augusta, SC
Initial Costs to Company
Land	380,000
Buildings And Improvements	678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,058,000
Accumulated Depreciation	90,000
Operating lease | Circle K: | North Monroe, LA
Initial Costs to Company
Land	816,000
Buildings And Improvements	1,375,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,191,000
Accumulated Depreciation	180,000
Operating lease | Circle K: | Northfield , OH
Initial Costs to Company
Land	829,000
Buildings And Improvements	1,564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,393,000
Accumulated Depreciation	205,000
Operating lease | Circle K: | Norton, OH
Initial Costs to Company
Land	374,000
Buildings And Improvements	1,430,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,804,000
Accumulated Depreciation	192,000
Operating lease | Circle K: | Opelika (2nd Avenue), AL
Initial Costs to Company
Land	778,000
Buildings And Improvements	1,590,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,368,000
Accumulated Depreciation	215,000
Operating lease | Circle K: | Opelika (Columbus), AL
Initial Costs to Company
Land	829,000
Buildings And Improvements	968,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,797,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Parma, OH
Initial Costs to Company
Land	451,000
Buildings And Improvements	1,052,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,503,000
Accumulated Depreciation	141,000
Operating lease | Circle K: | Phenix City, AL
Initial Costs to Company
Land	674,000
Buildings And Improvements	1,148,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,822,000
Accumulated Depreciation	153,000
Operating lease | Circle K: | Pine Mountain, GA
Initial Costs to Company
Land	744,000
Buildings And Improvements	3,016,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,760,000
Accumulated Depreciation	398,000
Operating lease | Circle K: | Port Wentworth, GA
Initial Costs to Company
Land	945,000
Buildings And Improvements	861,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,806,000
Accumulated Depreciation	126,000
Operating lease | Circle K: | Savannah (Johnny Mercer), GA
Initial Costs to Company
Land	551,000
Buildings And Improvements	480,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,031,000
Accumulated Depreciation	67,000
Operating lease | Circle K: | Savannah (King George), GA
Initial Costs to Company
Land	816,000
Buildings And Improvements	712,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,528,000
Accumulated Depreciation	95,000
Operating lease | Circle K: | Seville, OH
Initial Costs to Company
Land	642,000
Buildings And Improvements	1,989,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	2,639,000
Accumulated Depreciation	263,000
Operating lease | Circle K: | Springdale, SC
Initial Costs to Company
Land	368,000
Buildings And Improvements	609,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	977,000
Accumulated Depreciation	81,000
Operating lease | Circle K: | Twinsburg, OH
Initial Costs to Company
Land	409,000
Buildings And Improvements	1,146,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,555,000
Accumulated Depreciation	158,000
Operating lease | Circle K: | Valley, AL
Initial Costs to Company
Land	512,000
Buildings And Improvements	733,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,245,000
Accumulated Depreciation	99,000
Operating lease | Circle K: | West Monroe (1602), LA
Initial Costs to Company
Land	538,000
Buildings And Improvements	1,127,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,665,000
Accumulated Depreciation	148,000
Operating lease | Circle K: | West Monroe (503), LA
Initial Costs to Company
Land	918,000
Buildings And Improvements	660,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,578,000
Accumulated Depreciation	89,000
Operating lease | Circle K: | Willoughby, OH
Initial Costs to Company
Land	390,000
Buildings And Improvements	1,001,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,391,000
Accumulated Depreciation	133,000
Operating lease | Circuit City (Formerly): | Aurora, CO
Initial Costs to Company
Land	1,763,000
Buildings And Improvements	4,295,000
Total Adjustment to Basis	1,975,000
Gross Amount at Which Carried At December 31, 2012	8,033,000
Accumulated Depreciation	625,000
Operating lease | Circuit City (Formerly): | Kennesaw, GA
Initial Costs to Company
Land	2,242,000
Buildings And Improvements	18,075,000
Total Adjustment to Basis	4,706,000
Gross Amount at Which Carried At December 31, 2012	25,023,000
Accumulated Depreciation	3,442,000
Operating lease | Circuit City (Formerly): | Mesquite, TX
Initial Costs to Company
Land	1,094,000
Buildings And Improvements	6,687,000
Total Adjustment to Basis	1,242,000
Gross Amount at Which Carried At December 31, 2012	9,023,000
Accumulated Depreciation	1,167,000
Operating lease | Circuit City (Formerly): | Taunton, MA
Initial Costs to Company
Land	2,219,000
Buildings And Improvements	6,314,000
Total Adjustment to Basis	(5,011,000)
Gross Amount at Which Carried At December 31, 2012	3,522,000
Accumulated Depreciation	192,000
Operating lease | Circuit City (Formerly): | Grandview, OH
Initial Costs to Company
Land	4,990,000
Buildings And Improvements	24,740,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	29,730,000
Accumulated Depreciation	3,440,000
Operating lease | Columbus Fish Market : | Grandview, OH
Initial Costs to Company
Land	1,417,000
Buildings And Improvements	1,478,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,895,000
Accumulated Depreciation	87,000
Operating lease | Conns: | San Antonio, TX
Initial Costs to Company
Land	1,026,000
Buildings And Improvements	3,055,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,081,000
Accumulated Depreciation	539,000
Operating lease | Convergys: | Las Cruces, NM
Initial Costs to Company
Land	1,740,000
Buildings And Improvements	5,785,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,525,000
Accumulated Depreciation	800,000
Operating lease | Coral Walk: | Cape Coral, FL
Initial Costs to Company
Land	7,737,000
Buildings And Improvements	20,708,000
Total Adjustment to Basis	(231,000)
Gross Amount at Which Carried At December 31, 2012	28,214,000
Accumulated Depreciation	3,090,000
Operating lease | Cost-U-Less: | St. Croix, USVI
Initial Costs to Company
Land	706,000
Buildings And Improvements	4,472,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,178,000
Accumulated Depreciation	686,000
Operating lease | Cumming Town Center: | Cumming, GA
Initial Costs to Company
Land	13,555,000
Buildings And Improvements	48,146,000
Total Adjustment to Basis	(1,218,000)
Gross Amount at Which Carried At December 31, 2012	60,483,000
Accumulated Depreciation	5,751,000
Operating lease | CVS: | Okeechobee, FL
Initial Costs to Company
Land	1,623,000
Buildings And Improvements	3,563,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,186,000
Accumulated Depreciation	624,000
Operating lease | CVS: | Atlanta, GA
Initial Costs to Company
Land	910,000
Buildings And Improvements	2,450,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,360,000
Accumulated Depreciation	273,000
Operating lease | CVS: | Alpharetta, GA
Initial Costs to Company
Land	1,214,000
Buildings And Improvements	1,693,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,907,000
Accumulated Depreciation	341,000
Operating lease | CVS: | Richland Hills, TX
Initial Costs to Company
Land	1,141,000
Buildings And Improvements	2,302,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,443,000
Accumulated Depreciation	432,000
Operating lease | CVS: | Portsmouth (Scioto Trail), OH
Initial Costs to Company
Land	561,000
Buildings And Improvements	1,639,000
Total Adjustment to Basis	169,000
Gross Amount at Which Carried At December 31, 2012	2,369,000
Accumulated Depreciation	338,000
Operating lease | CVS: | Lakewood, OH
Initial Costs to Company
Land	552,000
Buildings And Improvements	1,225,000
Total Adjustment to Basis	80,000
Gross Amount at Which Carried At December 31, 2012	1,857,000
Accumulated Depreciation	288,000
Operating lease | CVS: | Madison, MS
Initial Costs to Company
Land	1,068,000
Buildings And Improvements	2,835,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,903,000
Accumulated Depreciation	523,000
Operating lease | CVS: | Portsmouth, OH
Initial Costs to Company
Land	328,000
Buildings And Improvements	1,862,000
Total Adjustment to Basis	205,000
Gross Amount at Which Carried At December 31, 2012	2,395,000
Accumulated Depreciation	387,000
Operating lease | CVS: | Orlando, FL
Initial Costs to Company
Land	2,125,000
Buildings And Improvements	2,213,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,338,000
Accumulated Depreciation	400,000
Operating lease | CVS: | Gulfport, MS
Initial Costs to Company
Land	1,231,000
Buildings And Improvements	2,483,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,714,000
Accumulated Depreciation	429,000
Operating lease | CVS: | Clinton, NY
Initial Costs to Company
Land	684,000
Buildings And Improvements	2,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,698,000
Accumulated Depreciation	337,000
Operating lease | CVS: | Glenville Scotia, NY
Initial Costs to Company
Land	1,601,000
Buildings And Improvements	2,928,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,529,000
Accumulated Depreciation	472,000
Operating lease | CVS: | Florence, SC
Initial Costs to Company
Land	771,000
Buildings And Improvements	1,803,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,574,000
Accumulated Depreciation	277,000
Operating lease | CVS: | Indianapolis, IN
Initial Costs to Company
Land	1,077,000
Buildings And Improvements	2,238,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,315,000
Accumulated Depreciation	281,000
Operating lease | CVS: | Onley, VA
Initial Costs to Company
Land	1,584,000
Buildings And Improvements	3,156,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,740,000
Accumulated Depreciation	384,000
Operating lease | CVS: | Columbia (I), TN
Initial Costs to Company
Land	1,090,000
Buildings And Improvements	1,752,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,842,000
Accumulated Depreciation	216,000
Operating lease | CVS: | Columbia (II), TN
Initial Costs to Company
Land	1,205,000
Buildings And Improvements	1,579,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,784,000
Accumulated Depreciation	198,000
Operating lease | CVS: | Hamilton, OH
Initial Costs to Company
Land	917,000
Buildings And Improvements	1,682,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,599,000
Accumulated Depreciation	198,000
Operating lease | CVS: | Mechanicsville, NY
Initial Costs to Company
Land	415,000
Buildings And Improvements	2,104,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,519,000
Accumulated Depreciation	233,000
Operating lease | CVS: | Carrollton, TX
Initial Costs to Company
Land	542,000
Buildings And Improvements	1,428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,970,000
Accumulated Depreciation	159,000
Operating lease | CVS: | Kissimmee, FL
Initial Costs to Company
Land	810,000
Buildings And Improvements	1,607,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,417,000
Accumulated Depreciation	176,000
Operating lease | CVS: | Lake Worth, TX
Initial Costs to Company
Land	474,000
Buildings And Improvements	1,323,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,797,000
Accumulated Depreciation	147,000
Operating lease | CVS: | Richardson, TX
Initial Costs to Company
Land	476,000
Buildings And Improvements	1,769,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,245,000
Accumulated Depreciation	196,000
Operating lease | CVS: | River Oaks, TX
Initial Costs to Company
Land	819,000
Buildings And Improvements	1,711,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,530,000
Accumulated Depreciation	190,000
Operating lease | CVS: | The Colony, TX
Initial Costs to Company
Land	460,000
Buildings And Improvements	1,422,000
Total Adjustment to Basis	(5,000)
Gross Amount at Which Carried At December 31, 2012	1,877,000
Accumulated Depreciation	158,000
Operating lease | CVS: | Wichita Falls (SW), TX
Initial Costs to Company
Land	451,000
Buildings And Improvements	1,655,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,106,000
Accumulated Depreciation	183,000
Operating lease | CVS: | Wichita Falls, TX
Initial Costs to Company
Land	471,000
Buildings And Improvements	1,276,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,747,000
Accumulated Depreciation	141,000
Operating lease | CVS: | Myrtle Beach, SC
Initial Costs to Company
Land	1,565,000
Buildings And Improvements	2,564,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,129,000
Accumulated Depreciation	256,000
Operating lease | CVS: | Maynard, MA
Initial Costs to Company
Land	2,157,000
Buildings And Improvements	2,049,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,206,000
Accumulated Depreciation	199,000
Operating lease | CVS: | Waynesville, NC
Initial Costs to Company
Land	420,000
Buildings And Improvements	3,005,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,425,000
Accumulated Depreciation	298,000
Operating lease | CVS: | Indianapolis (21st Street), IN
Initial Costs to Company
Land	807,000
Buildings And Improvements	2,073,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,880,000
Accumulated Depreciation	129,000
Operating lease | CVS: | Lincoln, IN
Initial Costs to Company
Land	375,000
Buildings And Improvements	2,472,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,847,000
Accumulated Depreciation	144,000
Operating lease | CVS: | Azle, TX
Initial Costs to Company
Land	935,000
Buildings And Improvements	2,955,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,890,000
Accumulated Depreciation	164,000
Operating lease | CVS: | Fairview Township, PA
Initial Costs to Company
Land	968,000
Buildings And Improvements	1,754,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,722,000
Accumulated Depreciation	91,000
Operating lease | CVS: | St. Augustine, FL
Initial Costs to Company
Land	1,002,000
Buildings And Improvements	3,081,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,083,000
Accumulated Depreciation	132,000
Operating lease | Dave and Buster���s: | Addison, IL
Initial Costs to Company
Land	5,837,000
Buildings And Improvements	6,810,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	12,647,000
Accumulated Depreciation	1,017,000
Operating lease | David���s Bridal: | Lenexa, KS
Initial Costs to Company
Land	766,000
Buildings And Improvements	2,197,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,963,000
Accumulated Depreciation	519,000
Operating lease | David���s Bridal: | Topeka, KS
Initial Costs to Company
Land	569,000
Buildings And Improvements	2,193,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,762,000
Accumulated Depreciation	455,000
Operating lease | Dickinson Theater: | Yukon, OK
Initial Costs to Company
Land	980,000
Buildings And Improvements	3,403,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	4,390,000
Accumulated Depreciation	475,000
Operating lease | Dick���s Sporting Goods: | Amherst, NY
Initial Costs to Company
Land	3,147,000
Buildings And Improvements	6,084,000
Total Adjustment to Basis	864,000
Gross Amount at Which Carried At December 31, 2012	10,095,000
Accumulated Depreciation	1,180,000
Operating lease | Dollar General: | Crossville, TN
Initial Costs to Company
Land	647,000
Buildings And Improvements	2,088,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,735,000
Accumulated Depreciation	402,000
Operating lease | Dollar General: | Ardmore, TN
Initial Costs to Company
Land	735,000
Buildings And Improvements	1,839,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,574,000
Accumulated Depreciation	350,000
Operating lease | Dollar General: | Livingston, TN
Initial Costs to Company
Land	899,000
Buildings And Improvements	1,687,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,586,000
Accumulated Depreciation	328,000
Operating lease | Drexel Heritage: | Hickory, NC
Initial Costs to Company
Land	394,000
Buildings And Improvements	3,622,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,016,000
Accumulated Depreciation	1,360,000
Operating lease | Eckerd: | Lincolnton, NC
Initial Costs to Company
Land	557,000
Buildings And Improvements	2,131,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,688,000
Accumulated Depreciation	317,000
Operating lease | Eckerd: | Easton, PA
Initial Costs to Company
Land	2,308,000
Buildings And Improvements	3,411,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,719,000
Accumulated Depreciation	495,000
Operating lease | Eckerd: | Spartanburg, SC
Initial Costs to Company
Land	1,368,000
Buildings And Improvements	1,791,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,159,000
Accumulated Depreciation	275,000
Operating lease | EDS Information Systems: | Salt Lake City, UT
Initial Costs to Company
Land	2,283,000
Buildings And Improvements	19,796,000
Total Adjustment to Basis	279,000
Gross Amount at Which Carried At December 31, 2012	22,358,000
Accumulated Depreciation	2,763,000
Operating lease | Federal Express: | Baton Rouge, LA
Initial Costs to Company
Land	1,822,000
Buildings And Improvements	6,332,000
Total Adjustment to Basis	1,561,000
Gross Amount at Which Carried At December 31, 2012	9,715,000
Accumulated Depreciation	797,000
Operating lease | Federal Express: | Peoria, IL
Initial Costs to Company
Land	337,000
Buildings And Improvements	2,629,000
Total Adjustment to Basis	22,000
Gross Amount at Which Carried At December 31, 2012	2,988,000
Accumulated Depreciation	367,000
Operating lease | Federal Express: | Rockford, IL
Initial Costs to Company
Land	1,469,000
Buildings And Improvements	3,669,000
Total Adjustment to Basis	223,000
Gross Amount at Which Carried At December 31, 2012	5,361,000
Accumulated Depreciation	749,000
Operating lease | Federal Express: | Council Bluffs, IA
Initial Costs to Company
Land	530,000
Buildings And Improvements	1,845,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,375,000
Accumulated Depreciation	308,000
Operating lease | Federal Express: | Edwardsville, KS
Initial Costs to Company
Land	1,693,000
Buildings And Improvements	15,439,000
Total Adjustment to Basis	5,507,000
Gross Amount at Which Carried At December 31, 2012	22,639,000
Accumulated Depreciation	2,540,000
Operating lease | Federal Express: | Walker, MI
Initial Costs to Company
Land	1,387,000
Buildings And Improvements	4,424,000
Total Adjustment to Basis	3,334,000
Gross Amount at Which Carried At December 31, 2012	9,145,000
Accumulated Depreciation	614,000
Operating lease | Federal Express: | Mishawaka, IN
Initial Costs to Company
Land	303,000
Buildings And Improvements	3,356,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,659,000
Accumulated Depreciation	428,000
Operating lease | Federal Express: | Huntsville, AL
Initial Costs to Company
Land	1,576,000
Buildings And Improvements	8,252,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	9,836,000
Accumulated Depreciation	899,000
Operating lease | Ferguson Enterprises: | Charlotte, NC
Initial Costs to Company
Land	2,347,000
Buildings And Improvements	7,782,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,129,000
Accumulated Depreciation	943,000
Operating lease | Ferguson Enterprises: | Auburn, AL
Initial Costs to Company
Land	663,000
Buildings And Improvements	1,401,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,064,000
Accumulated Depreciation	162,000
Operating lease | Ferguson Enterprises: | Cohasset, MN
Initial Costs to Company
Land	65,000
Buildings And Improvements	1,221,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,286,000
Accumulated Depreciation	138,000
Operating lease | Ferguson Enterprises: | Front Royal, VA
Initial Costs to Company
Land	3,475,000
Buildings And Improvements	38,699,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	42,174,000
Accumulated Depreciation	4,458,000
Operating lease | Ferguson Enterprises: | Ocala, FL
Initial Costs to Company
Land	650,000
Buildings And Improvements	6,207,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,857,000
Accumulated Depreciation	734,000
Operating lease | Ferguson Enterprises: | Powhatan, VA
Initial Costs to Company
Land	522,000
Buildings And Improvements	4,712,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,234,000
Accumulated Depreciation	534,000
Operating lease | Ferguson Enterprises: | Salisbury, MD
Initial Costs to Company
Land	773,000
Buildings And Improvements	8,016,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,789,000
Accumulated Depreciation	911,000
Operating lease | Ferguson Enterprises: | Shallotte, NC
Initial Costs to Company
Land	594,000
Buildings And Improvements	1,717,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,311,000
Accumulated Depreciation	197,000
Operating lease | Fire Mountain Buffet: | Decatur, AL
Initial Costs to Company
Land	870,000
Buildings And Improvements	1,318,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,188,000
Accumulated Depreciation	60,000
Operating lease | Fire Mountain Buffet: | Dawsonville, GA
Initial Costs to Company
Land	686,000
Buildings And Improvements	851,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,537,000
Accumulated Depreciation	39,000
Operating lease | Fire Mountain Buffet: | Lake Charles, LA
Initial Costs to Company
Land	1,115,000
Buildings And Improvements	1,058,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,173,000
Accumulated Depreciation	52,000
Operating lease | Gallina Centro: | Collierville, TN
Initial Costs to Company
Land	5,669,000
Buildings And Improvements	10,347,000
Total Adjustment to Basis	8,000
Gross Amount at Which Carried At December 31, 2012	16,024,000
Accumulated Depreciation	1,668,000
Operating lease | Gallina Centro II: | Collierville II, TN
Initial Costs to Company
Land	1,858,000
Buildings And Improvements	5,073,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,931,000
Accumulated Depreciation	17,000
Operating lease | Gold���s Gym: | O���Fallon, IL
Initial Costs to Company
Land	1,407,000
Buildings And Improvements	5,253,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,660,000
Accumulated Depreciation	992,000
Operating lease | Gold���s Gym: | St. Peters, MO
Initial Costs to Company
Land	2,338,000
Buildings And Improvements	4,428,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,766,000
Accumulated Depreciation	645,000
Operating lease | Gold���s Gym: | O���Fallon, MS
Initial Costs to Company
Land	3,120,000
Buildings And Improvements	3,992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,112,000
Accumulated Depreciation	611,000
Operating lease | Golden Corral: | Albuquerque, NM
Initial Costs to Company
Land	1,526,000
Buildings And Improvements	2,853,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,379,000
Accumulated Depreciation	119,000
Operating lease | Gordman���s: | Peoria, IL
Initial Costs to Company
Land	1,558,000
Buildings And Improvements	6,674,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,232,000
Accumulated Depreciation	1,047,000
Operating lease | Gregg Appliances: | Greensboro, NC
Initial Costs to Company
Land	2,412,000
Buildings And Improvements	3,931,000
Total Adjustment to Basis	(366,000)
Gross Amount at Which Carried At December 31, 2012	5,977,000
Accumulated Depreciation	498,000
Operating lease | Gregg Appliances: | Grove City, OH
Initial Costs to Company
Land	987,000
Buildings And Improvements	4,477,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,464,000
Accumulated Depreciation	584,000
Operating lease | Gregg Appliances: | Mt Juliet, TN
Initial Costs to Company
Land	2,088,000
Buildings And Improvements	3,638,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,726,000
Accumulated Depreciation	449,000
Operating lease | Hilltop Plaza: | Bridgeton, MO
Initial Costs to Company
Land	8,012,000
Buildings And Improvements	13,342,000
Total Adjustment to Basis	7,000
Gross Amount at Which Carried At December 31, 2012	21,361,000
Accumulated Depreciation	1,752,000
Operating lease | HOM Furniture: | Fargo, ND
Initial Costs to Company
Land	1,155,000
Buildings And Improvements	9,779,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,934,000
Accumulated Depreciation	1,592,000
Operating lease | Home Depot: | Bedford Park, IL
Initial Costs to Company
Land	9,024,000
Buildings And Improvements	20,877,000
Total Adjustment to Basis	545,000
Gross Amount at Which Carried At December 31, 2012	30,446,000
Accumulated Depreciation	2,926,000
Operating lease | Home Depot: | Lakewood, CO
Initial Costs to Company
Land	9,367,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,367,000
Accumulated Depreciation	0
Operating lease | Home Depot: | Colma, CA
Initial Costs to Company
Land	17,636,000
Buildings And Improvements	20,114,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	37,750,000
Accumulated Depreciation	2,175,000
Operating lease | Infiniti: | Davie, FL
Initial Costs to Company
Land	3,076,000
Buildings And Improvements	5,410,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,486,000
Accumulated Depreciation	936,000
Operating lease | Ivex Packaging: | New Castle, PA
Initial Costs to Company
Land	162,000
Buildings And Improvements	3,877,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,039,000
Accumulated Depreciation	209,000
Operating lease | J.Jill: | Tilton, NH
Initial Costs to Company
Land	6,214,000
Buildings And Improvements	17,378,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	23,592,000
Accumulated Depreciation	1,125,000
Operating lease | Jo-Ann Fabrics: | Alpharetta, GA
Initial Costs to Company
Land	2,578,000
Buildings And Improvements	3,682,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,260,000
Accumulated Depreciation	538,000
Operating lease | Jo-Ann Fabrics: | Independence, MO
Initial Costs to Company
Land	1,304,000
Buildings And Improvements	2,790,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,094,000
Accumulated Depreciation	172,000
Operating lease | Kohl���s: | Olathe, KS
Initial Costs to Company
Land	2,539,000
Buildings And Improvements	5,471,000
Total Adjustment to Basis	350,000
Gross Amount at Which Carried At December 31, 2012	8,360,000
Accumulated Depreciation	217,000
Operating lease | Kohl���s: | Wichita, KS
Initial Costs to Company
Land	1,798,000
Buildings And Improvements	6,200,000
Total Adjustment to Basis	818,000
Gross Amount at Which Carried At December 31, 2012	8,816,000
Accumulated Depreciation	1,176,000
Operating lease | Kohl���s: | Grand Forks, ND
Initial Costs to Company
Land	1,855,000
Buildings And Improvements	5,680,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,535,000
Accumulated Depreciation	684,000
Operating lease | Kohl���s: | Tilton, NH
Initial Costs to Company
Land	5,640,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,640,000
Accumulated Depreciation	0
Operating lease | Kohl���s: | Lake Zurich, IL
Initial Costs to Company
Land	1,854,000
Buildings And Improvements	10,086,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	11,940,000
Accumulated Depreciation	1,453,000
Operating lease | Kroger: | LaGrange, GA
Initial Costs to Company
Land	1,101,000
Buildings And Improvements	6,032,000
Total Adjustment to Basis	177,000
Gross Amount at Which Carried At December 31, 2012	7,310,000
Accumulated Depreciation	874,000
Operating lease | LA Fitness: | Brooklyn Park, MN
Initial Costs to Company
Land	1,963,000
Buildings And Improvements	7,460,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,423,000
Accumulated Depreciation	885,000
Operating lease | LA Fitness: | Matteson, IL
Initial Costs to Company
Land	2,628,000
Buildings And Improvements	6,474,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,102,000
Accumulated Depreciation	867,000
Operating lease | LA Fitness: | Greenwood, IN
Initial Costs to Company
Land	2,233,000
Buildings And Improvements	7,670,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,903,000
Accumulated Depreciation	950,000
Operating lease | LA Fitness: | League City, TX
Initial Costs to Company
Land	1,597,000
Buildings And Improvements	4,832,000
Total Adjustment to Basis	16,000
Gross Amount at Which Carried At December 31, 2012	6,445,000
Accumulated Depreciation	328,000
Operating lease | LA Fitness: | Naperville, IL
Initial Costs to Company
Land	2,415,000
Buildings And Improvements	5,759,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,174,000
Accumulated Depreciation	388,000
Operating lease | LA Fitness: | West Chester, OH
Initial Costs to Company
Land	664,000
Buildings And Improvements	6,696,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,360,000
Accumulated Depreciation	314,000
Operating lease | La-Z-Boy: | Glendale, AZ
Initial Costs to Company
Land	2,515,000
Buildings And Improvements	2,968,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,483,000
Accumulated Depreciation	600,000
Operating lease | La-Z-Boy: | Newington, CT
Initial Costs to Company
Land	1,466,000
Buildings And Improvements	4,979,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,445,000
Accumulated Depreciation	756,000
Operating lease | La-Z-Boy: | Kentwood, MI
Initial Costs to Company
Land	1,442,000
Buildings And Improvements	3,702,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,144,000
Accumulated Depreciation	590,000
Operating lease | Lincoln Place: | Fairview Heights, IL
Initial Costs to Company
Land	6,010,000
Buildings And Improvements	36,738,000
Total Adjustment to Basis	1,416,000
Gross Amount at Which Carried At December 31, 2012	44,164,000
Accumulated Depreciation	5,650,000
Operating lease | Logan���s Roadhouse: | Wichita Falls, TX
Initial Costs to Company
Land	435,000
Buildings And Improvements	1,670,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,105,000
Accumulated Depreciation	90,000
Operating lease | Logan���s Roadhouse: | Fairfax, VA
Initial Costs to Company
Land	1,527,000
Buildings And Improvements	1,414,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,941,000
Accumulated Depreciation	216,000
Operating lease | Logan���s Roadhouse: | Johnson City, TN
Initial Costs to Company
Land	1,280,000
Buildings And Improvements	1,794,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,074,000
Accumulated Depreciation	273,000
Operating lease | Logan���s Roadhouse: | Trussville, AL
Initial Costs to Company
Land	723,000
Buildings And Improvements	1,147,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,870,000
Accumulated Depreciation	63,000
Operating lease | Long John Silvers: | Houston, TX
Initial Costs to Company
Land	965,000
Buildings And Improvements	0
Total Adjustment to Basis	122,000
Gross Amount at Which Carried At December 31, 2012	1,087,000
Accumulated Depreciation	17,000
Operating lease | Lowe���s: | Tilton, NH
Initial Costs to Company
Land	10,800,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,800,000
Accumulated Depreciation	0
Operating lease | Lowe���s: | Enterprise, AL
Initial Costs to Company
Land	1,012,000
Buildings And Improvements	5,803,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,815,000
Accumulated Depreciation	1,164,000
Operating lease | Lowe���s: | Lubbock, TX
Initial Costs to Company
Land	4,581,000
Buildings And Improvements	6,563,000
Total Adjustment to Basis	57,000
Gross Amount at Which Carried At December 31, 2012	11,201,000
Accumulated Depreciation	1,187,000
Operating lease | Lowe���s: | Midland, TX
Initial Costs to Company
Land	3,525,000
Buildings And Improvements	7,332,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	10,857,000
Accumulated Depreciation	1,306,000
Operating lease | Lowe���s: | Cincinnati, OH
Initial Costs to Company
Land	5,592,000
Buildings And Improvements	11,319,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	16,911,000
Accumulated Depreciation	1,691,000
Operating lease | Lowe���s: | Chester, NY
Initial Costs to Company
Land	5,704,000
Buildings And Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,704,000
Accumulated Depreciation	0
Operating lease | Market Pointe: | Papillion, NE
Initial Costs to Company
Land	11,626,000
Buildings And Improvements	12,882,000
Total Adjustment to Basis	322,000
Gross Amount at Which Carried At December 31, 2012	24,830,000
Accumulated Depreciation	1,718,000
Operating lease | Marsh Supermarket: | Indianapolis, IN
Initial Costs to Company
Land	1,842,000
Buildings And Improvements	10,764,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	12,606,000
Accumulated Depreciation	1,359,000
Operating lease | Massard Farms | Fort Smith, AR
Initial Costs to Company
Land	4,295,000
Buildings And Improvements	10,755,000
Total Adjustment to Basis	236,000
Gross Amount at Which Carried At December 31, 2012	15,286,000
Accumulated Depreciation	1,584,000
Operating lease | Mealey���s Furniture: | Maple Shade, NJ
Initial Costs to Company
Land	1,716,000
Buildings And Improvements	3,907,000
Total Adjustment to Basis	821,000
Gross Amount at Which Carried At December 31, 2012	6,444,000
Accumulated Depreciation	643,000
Operating lease | Mercedes Benz: | Atlanta, GA
Initial Costs to Company
Land	2,623,000
Buildings And Improvements	7,208,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,831,000
Accumulated Depreciation	1,110,000
Operating lease | Milford Commons: | Milford, CT
Initial Costs to Company
Land	7,525,000
Buildings And Improvements	4,257,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	11,782,000
Accumulated Depreciation	572,000
Operating lease | Mountainside Fitness: | Chandler, AZ
Initial Costs to Company
Land	1,177,000
Buildings And Improvements	4,480,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,657,000
Accumulated Depreciation	1,017,000
Operating lease | Mustang Engineering: | Houston, TX
Initial Costs to Company
Land	1,859,000
Buildings And Improvements	16,198,000
Total Adjustment to Basis	37,000
Gross Amount at Which Carried At December 31, 2012	18,094,000
Accumulated Depreciation	2,520,000
Operating lease | Northern Tool & Equipment: | Blaine, MN
Initial Costs to Company
Land	2,233,000
Buildings And Improvements	2,432,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,665,000
Accumulated Depreciation	417,000
Operating lease | O���Reilly Auto Parts: | Dallas, TX
Initial Costs to Company
Land	1,896,000
Buildings And Improvements	2,904,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,800,000
Accumulated Depreciation	441,000
Operating lease | Office Depot: | Durham, NC
Initial Costs to Company
Land	737,000
Buildings And Improvements	1,647,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,384,000
Accumulated Depreciation	77,000
Operating lease | Office Depot: | Enterprise, AL
Initial Costs to Company
Land	771,000
Buildings And Improvements	1,635,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,406,000
Accumulated Depreciation	253,000
Operating lease | Office Depot: | Dayton, OH
Initial Costs to Company
Land	807,000
Buildings And Improvements	2,183,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,990,000
Accumulated Depreciation	367,000
Operating lease | Office Depot: | Greenville, MS
Initial Costs to Company
Land	666,000
Buildings And Improvements	2,469,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,135,000
Accumulated Depreciation	422,000
Operating lease | Office Depot: | Warrensburg, MO
Initial Costs to Company
Land	1,024,000
Buildings And Improvements	1,540,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,564,000
Accumulated Depreciation	367,000
Operating lease | Office Depot: | Benton, AR
Initial Costs to Company
Land	560,000
Buildings And Improvements	2,506,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,066,000
Accumulated Depreciation	401,000
Operating lease | Office Depot: | Oxford, MS
Initial Costs to Company
Land	916,000
Buildings And Improvements	2,141,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,057,000
Accumulated Depreciation	338,000
Operating lease | Office Depot: | Alcoa, TN
Initial Costs to Company
Land	1,164,000
Buildings And Improvements	2,537,000
Total Adjustment to Basis	158,000
Gross Amount at Which Carried At December 31, 2012	3,859,000
Accumulated Depreciation	323,000
Operating lease | Office Depot: | Laurel, MS
Initial Costs to Company
Land	351,000
Buildings And Improvements	2,214,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,565,000
Accumulated Depreciation	247,000
Operating lease | Office Depot: | London, KY
Initial Costs to Company
Land	724,000
Buildings And Improvements	2,687,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,411,000
Accumulated Depreciation	374,000
Operating lease | Office Depot: | Balcones Heights, TX
Initial Costs to Company
Land	1,213,000
Buildings And Improvements	2,157,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,370,000
Accumulated Depreciation	99,000
Operating lease | OfficeMax: | Orangeburg, SC
Initial Costs to Company
Land	590,000
Buildings And Improvements	2,363,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,953,000
Accumulated Depreciation	426,000
Operating lease | Old Time Pottery: | Fairview Heights, IL
Initial Costs to Company
Land	1,044,000
Buildings And Improvements	2,943,000
Total Adjustment to Basis	50,000
Gross Amount at Which Carried At December 31, 2012	4,037,000
Accumulated Depreciation	872,000
Operating lease | One Pacific Place: | Omaha, NE
Initial Costs to Company
Land	6,254,000
Buildings And Improvements	27,877,000
Total Adjustment to Basis	2,217,000
Gross Amount at Which Carried At December 31, 2012	36,348,000
Accumulated Depreciation	5,794,000
Operating lease | Oxford Theater: | Oxford, MS
Initial Costs to Company
Land	281,000
Buildings And Improvements	4,051,000
Total Adjustment to Basis	(2,581,000)
Gross Amount at Which Carried At December 31, 2012	1,751,000
Accumulated Depreciation	19,000
Operating lease | Payless Shoes: | Columbia, SC
Initial Costs to Company
Land	568,000
Buildings And Improvements	742,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,310,000
Accumulated Depreciation	93,000
Operating lease | PepBoys: | Colorado Springs, CO
Initial Costs to Company
Land	1,223,000
Buildings And Improvements	1,820,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,043,000
Accumulated Depreciation	242,000
Operating lease | PepBoys: | Albuquerque, NM
Initial Costs to Company
Land	1,495,000
Buildings And Improvements	1,980,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,475,000
Accumulated Depreciation	256,000
Operating lease | PepBoys: | San Antonio, TX
Initial Costs to Company
Land	905,000
Buildings And Improvements	2,091,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,996,000
Accumulated Depreciation	278,000
Operating lease | PepBoys: | Arlington Heights, IL
Initial Costs to Company
Land	1,379,000
Buildings And Improvements	4,376,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,755,000
Accumulated Depreciation	562,000
Operating lease | PepBoys: | Clarksville, IN
Initial Costs to Company
Land	1,017,000
Buildings And Improvements	1,492,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,509,000
Accumulated Depreciation	200,000
Operating lease | PepBoys: | El Centro, CA
Initial Costs to Company
Land	1,000,000
Buildings And Improvements	1,202,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,202,000
Accumulated Depreciation	156,000
Operating lease | PepBoys: | Fort Myers, FL
Initial Costs to Company
Land	2,121,000
Buildings And Improvements	2,546,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,667,000
Accumulated Depreciation	323,000
Operating lease | PepBoys: | Frederick, MD
Initial Costs to Company
Land	1,786,000
Buildings And Improvements	2,812,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,598,000
Accumulated Depreciation	344,000
Operating lease | PepBoys: | Hampton, VA
Initial Costs to Company
Land	2,024,000
Buildings And Improvements	1,757,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,781,000
Accumulated Depreciation	231,000
Operating lease | PepBoys: | Lakeland, FL
Initial Costs to Company
Land	3,313,000
Buildings And Improvements	1,991,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,304,000
Accumulated Depreciation	274,000
Operating lease | PepBoys: | Nashua, NH
Initial Costs to Company
Land	2,415,000
Buildings And Improvements	2,006,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,421,000
Accumulated Depreciation	260,000
Operating lease | PepBoys: | Orem, UT
Initial Costs to Company
Land	1,392,000
Buildings And Improvements	1,224,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,616,000
Accumulated Depreciation	161,000
Operating lease | PepBoys: | Pasadena, TX
Initial Costs to Company
Land	1,703,000
Buildings And Improvements	2,656,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,359,000
Accumulated Depreciation	342,000
Operating lease | PepBoys: | Tamarac, FL
Initial Costs to Company
Land	1,690,000
Buildings And Improvements	2,106,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,796,000
Accumulated Depreciation	269,000
Operating lease | PepBoys: | Tampa, FL
Initial Costs to Company
Land	3,902,000
Buildings And Improvements	2,035,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,937,000
Accumulated Depreciation	306,000
Operating lease | PepBoys: | West Warwick, RI
Initial Costs to Company
Land	2,429,000
Buildings And Improvements	1,198,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,627,000
Accumulated Depreciation	161,000
Operating lease | Petsmart: | McCarran, NV
Initial Costs to Company
Land	5,151,000
Buildings And Improvements	43,546,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	48,697,000
Accumulated Depreciation	5,079,000
Operating lease | Petsmart: | Chattanooga, TN
Initial Costs to Company
Land	1,136,000
Buildings And Improvements	3,418,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,554,000
Accumulated Depreciation	382,000
Operating lease | Petsmart: | Daytona Beach, FL
Initial Costs to Company
Land	1,735,000
Buildings And Improvements	3,270,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,005,000
Accumulated Depreciation	365,000
Operating lease | Petsmart: | Fredericksburg, VA
Initial Costs to Company
Land	3,247,000
Buildings And Improvements	2,083,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,330,000
Accumulated Depreciation	235,000
Operating lease | Plastech: | Auburn Hills, MI
Initial Costs to Company
Land	3,283,000
Buildings And Improvements	18,153,000
Total Adjustment to Basis	(2,882,000)
Gross Amount at Which Carried At December 31, 2012	18,554,000
Accumulated Depreciation	2,840,000
Operating lease | Pocatello Square: | Pocatello, ID
Initial Costs to Company
Land	3,262,000
Buildings And Improvements	18,418,000
Total Adjustment to Basis	2,388,000
Gross Amount at Which Carried At December 31, 2012	24,068,000
Accumulated Depreciation	3,092,000
Operating lease | Rayford Square: | Spring, TX
Initial Costs to Company
Land	2,339,000
Buildings And Improvements	6,696,000
Total Adjustment to Basis	178,000
Gross Amount at Which Carried At December 31, 2012	9,213,000
Accumulated Depreciation	1,179,000
Operating lease | Rite Aid: | Cleveland , OH
Initial Costs to Company
Land	566,000
Buildings And Improvements	1,753,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	2,320,000
Accumulated Depreciation	357,000
Operating lease | Rite Aid: | Enterprise, AL
Initial Costs to Company
Land	920,000
Buildings And Improvements	2,391,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,311,000
Accumulated Depreciation	463,000
Operating lease | Rite Aid: | Fredericksburg, VA
Initial Costs to Company
Land	1,522,000
Buildings And Improvements	3,378,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,900,000
Accumulated Depreciation	484,000
Operating lease | Rite Aid: | Alliance, OH
Initial Costs to Company
Land	432,000
Buildings And Improvements	1,446,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	1,879,000
Accumulated Depreciation	311,000
Operating lease | Rite Aid: | Wauseon, OH
Initial Costs to Company
Land	1,047,000
Buildings And Improvements	2,333,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,381,000
Accumulated Depreciation	457,000
Operating lease | Rite Aid: | Saco, ME
Initial Costs to Company
Land	391,000
Buildings And Improvements	1,989,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,380,000
Accumulated Depreciation	389,000
Operating lease | Rite Aid: | Fremont, OH
Initial Costs to Company
Land	863,000
Buildings And Improvements	1,435,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	2,299,000
Accumulated Depreciation	285,000
Operating lease | Rite Aid: | Defiance, OH
Initial Costs to Company
Land	1,174,000
Buildings And Improvements	2,373,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,548,000
Accumulated Depreciation	441,000
Operating lease | Rite Aid: | Lansing, MI
Initial Costs to Company
Land	254,000
Buildings And Improvements	1,276,000
Total Adjustment to Basis	50,000
Gross Amount at Which Carried At December 31, 2012	1,580,000
Accumulated Depreciation	266,000
Operating lease | Rite Aid: | Glassport, PA
Initial Costs to Company
Land	674,000
Buildings And Improvements	3,112,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	3,787,000
Accumulated Depreciation	493,000
Operating lease | Rite Aid: | Hanover, PA
Initial Costs to Company
Land	1,924,000
Buildings And Improvements	3,804,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,728,000
Accumulated Depreciation	597,000
Operating lease | Rite Aid: | Plains, PA
Initial Costs to Company
Land	1,147,000
Buildings And Improvements	3,780,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,927,000
Accumulated Depreciation	561,000
Operating lease | Rite Aid: | Lima, OH
Initial Costs to Company
Land	1,814,000
Buildings And Improvements	2,402,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,216,000
Accumulated Depreciation	359,000
Operating lease | Rite Aid: | Allentown, PA
Initial Costs to Company
Land	1,635,000
Buildings And Improvements	3,654,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,289,000
Accumulated Depreciation	534,000
Operating lease | Ruth Chris: | Metairie, LA
Initial Costs to Company
Land	1,701,000
Buildings And Improvements	1,262,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,963,000
Accumulated Depreciation	74,000
Operating lease | Ruth Chris: | Sarasota, FL
Initial Costs to Company
Land	1,480,000
Buildings And Improvements	1,266,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,746,000
Accumulated Depreciation	74,000
Operating lease | Ryan���s Buffet: | Charleston, SC
Initial Costs to Company
Land	1,209,000
Buildings And Improvements	488,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,697,000
Accumulated Depreciation	24,000
Operating lease | Ryan���s Buffet: | Florence, AL
Initial Costs to Company
Land	827,000
Buildings And Improvements	1,176,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,003,000
Accumulated Depreciation	55,000
Operating lease | Ryan���s Buffet: | Dothan, AL
Initial Costs to Company
Land	667,000
Buildings And Improvements	1,158,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,825,000
Accumulated Depreciation	53,000
Operating lease | Ryan���s Buffet: | Carrollton, GA
Initial Costs to Company
Land	610,000
Buildings And Improvements	928,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,538,000
Accumulated Depreciation	43,000
Operating lease | Ryan���s Buffet: | Hiram, GA
Initial Costs to Company
Land	729,000
Buildings And Improvements	940,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,669,000
Accumulated Depreciation	44,000
Operating lease | Ryan���s Buffet: | Albany, GA
Initial Costs to Company
Land	838,000
Buildings And Improvements	1,561,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,399,000
Accumulated Depreciation	72,000
Operating lease | Ryan���s Buffet: | Corydon, IN
Initial Costs to Company
Land	550,000
Buildings And Improvements	1,136,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,686,000
Accumulated Depreciation	52,000
Operating lease | Ryan���s Buffet: | Bowling Green, KY
Initial Costs to Company
Land	1,371,000
Buildings And Improvements	1,601,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,972,000
Accumulated Depreciation	75,000
Operating lease | Ryan���s Buffet: | Johnstown, PA
Initial Costs to Company
Land	725,000
Buildings And Improvements	813,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,538,000
Accumulated Depreciation	37,000
Operating lease | Ryan���s Buffet: | Picayune, MS
Initial Costs to Company
Land	1,212,000
Buildings And Improvements	1,044,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,256,000
Accumulated Depreciation	49,000
Operating lease | Ryan���s Buffet: | Tupelo, MS
Initial Costs to Company
Land	1,010,000
Buildings And Improvements	947,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,957,000
Accumulated Depreciation	44,000
Operating lease | Ryan���s Buffet: | Conroe, TX
Initial Costs to Company
Land	1,746,000
Buildings And Improvements	1,362,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,108,000
Accumulated Depreciation	65,000
Operating lease | Ryan���s Buffet: | Princeton, WV
Initial Costs to Company
Land	930,000
Buildings And Improvements	1,484,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,414,000
Accumulated Depreciation	68,000
Operating lease | Sportsman���s Warehouse (Formerly): | Wichita, KS
Initial Costs to Company
Land	1,586,000
Buildings And Improvements	5,954,000
Total Adjustment to Basis	(4,762,000)
Gross Amount at Which Carried At December 31, 2012	2,778,000
Accumulated Depreciation	0
Operating lease | Sportsman���s Warehouse (Formerly): | DePere, WI
Initial Costs to Company
Land	1,131,000
Buildings And Improvements	4,295,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,426,000
Accumulated Depreciation	669,000
Operating lease | Staples: | Greenville, SC
Initial Costs to Company
Land	1,718,000
Buildings And Improvements	2,496,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,214,000
Accumulated Depreciation	374,000
Operating lease | Staples: | Crossville, TN
Initial Costs to Company
Land	549,000
Buildings And Improvements	2,134,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,683,000
Accumulated Depreciation	521,000
Operating lease | Staples: | Clarksville, IN
Initial Costs to Company
Land	939,000
Buildings And Improvements	3,080,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,019,000
Accumulated Depreciation	562,000
Operating lease | Staples: | Peru, IL
Initial Costs to Company
Land	1,285,000
Buildings And Improvements	1,959,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,244,000
Accumulated Depreciation	384,000
Operating lease | Staples: | Warsaw, IN
Initial Costs to Company
Land	1,084,000
Buildings And Improvements	1,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,068,000
Accumulated Depreciation	306,000
Operating lease | Staples: | Guntersville, AL
Initial Costs to Company
Land	969,000
Buildings And Improvements	2,330,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,299,000
Accumulated Depreciation	338,000
Operating lease | Staples: | Moraine, OH
Initial Costs to Company
Land	1,168,000
Buildings And Improvements	2,182,000
Total Adjustment to Basis	(11,000)
Gross Amount at Which Carried At December 31, 2012	3,339,000
Accumulated Depreciation	311,000
Operating lease | Staples: | Angola, IN
Initial Costs to Company
Land	457,000
Buildings And Improvements	2,366,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,823,000
Accumulated Depreciation	278,000
Operating lease | Starbucks: | Chattanooga, TN
Initial Costs to Company
Land	533,000
Buildings And Improvements	788,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,326,000
Accumulated Depreciation	119,000
Operating lease | Starbucks: | Bowling Green, KY
Initial Costs to Company
Land	557,000
Buildings And Improvements	1,005,000
Total Adjustment to Basis	3,000
Gross Amount at Which Carried At December 31, 2012	1,565,000
Accumulated Depreciation	148,000
Operating lease | Starbucks: | Covington, TN
Initial Costs to Company
Land	563,000
Buildings And Improvements	856,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,419,000
Accumulated Depreciation	138,000
Operating lease | Starbucks: | Sedalia, MO
Initial Costs to Company
Land	249,000
Buildings And Improvements	837,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,086,000
Accumulated Depreciation	123,000
Operating lease | Starbucks: | Shawnee, OK
Initial Costs to Company
Land	362,000
Buildings And Improvements	644,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,011,000
Accumulated Depreciation	99,000
Operating lease | Starbucks: | Oklahoma City, OK
Initial Costs to Company
Land	386,000
Buildings And Improvements	725,000
Total Adjustment to Basis	5,000
Gross Amount at Which Carried At December 31, 2012	1,116,000
Accumulated Depreciation	112,000
Operating lease | Starbucks: | Maryville, TN
Initial Costs to Company
Land	663,000
Buildings And Improvements	733,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,400,000
Accumulated Depreciation	111,000
Operating lease | Starbucks: | Powell, TN
Initial Costs to Company
Land	517,000
Buildings And Improvements	728,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,249,000
Accumulated Depreciation	111,000
Operating lease | Starbucks: | Seymour, TN
Initial Costs to Company
Land	509,000
Buildings And Improvements	752,000
Total Adjustment to Basis	4,000
Gross Amount at Which Carried At December 31, 2012	1,265,000
Accumulated Depreciation	113,000
Operating lease | Starbucks: | Altus, OK
Initial Costs to Company
Land	191,000
Buildings And Improvements	885,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,076,000
Accumulated Depreciation	131,000
Operating lease | Starbucks: | Stillwater, OK
Initial Costs to Company
Land	164,000
Buildings And Improvements	990,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,154,000
Accumulated Depreciation	139,000
Operating lease | Starbucks: | Memphis, TN
Initial Costs to Company
Land	201,000
Buildings And Improvements	1,077,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,278,000
Accumulated Depreciation	145,000
Operating lease | Starbucks: | Ponca City, OK
Initial Costs to Company
Land	218,000
Buildings And Improvements	778,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	996,000
Accumulated Depreciation	107,000
Operating lease | Starbucks: | Kingsport, TN
Initial Costs to Company
Land	544,000
Buildings And Improvements	733,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,277,000
Accumulated Depreciation	103,000
Operating lease | Stations Casino: | Las Vegas, NV
Initial Costs to Company
Land	4,976,000
Buildings And Improvements	50,024,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	55,000,000
Accumulated Depreciation	6,564,000
Operating lease | Taco Bell: | Anderson, IN
Initial Costs to Company
Land	344,000
Buildings And Improvements	640,000
Total Adjustment to Basis	(13,000)
Gross Amount at Which Carried At December 31, 2012	971,000
Accumulated Depreciation	130,000
Operating lease | Taco Bell: | Brazil, IN
Initial Costs to Company
Land	539,000
Buildings And Improvements	569,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	1,096,000
Accumulated Depreciation	113,000
Operating lease | Taco Bell: | Henderson, KY
Initial Costs to Company
Land	380,000
Buildings And Improvements	946,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	1,312,000
Accumulated Depreciation	168,000
Operating lease | Taco Bell: | Martinsville, IN
Initial Costs to Company
Land	421,000
Buildings And Improvements	633,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	1,042,000
Accumulated Depreciation	126,000
Operating lease | Taco Bell: | Princeton, IN
Initial Costs to Company
Land	287,000
Buildings And Improvements	628,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	901,000
Accumulated Depreciation	136,000
Operating lease | Taco Bell: | Robinson, IN
Initial Costs to Company
Land	300,000
Buildings And Improvements	527,000
Total Adjustment to Basis	(11,000)
Gross Amount at Which Carried At December 31, 2012	816,000
Accumulated Depreciation	110,000
Operating lease | Taco Bell: | Spencer, IN
Initial Costs to Company
Land	216,000
Buildings And Improvements	583,000
Total Adjustment to Basis	(14,000)
Gross Amount at Which Carried At December 31, 2012	785,000
Accumulated Depreciation	117,000
Operating lease | Taco Bell: | Vinceness, IN
Initial Costs to Company
Land	623,000
Buildings And Improvements	648,000
Total Adjustment to Basis	(16,000)
Gross Amount at Which Carried At December 31, 2012	1,255,000
Accumulated Depreciation	131,000
Operating lease | Taco Bell: | Washington, IN
Initial Costs to Company
Land	334,000
Buildings And Improvements	583,000
Total Adjustment to Basis	(12,000)
Gross Amount at Which Carried At December 31, 2012	905,000
Accumulated Depreciation	119,000
Operating lease | TelerX Marketing: | Kings Mountain, NC
Initial Costs to Company
Land	367,000
Buildings And Improvements	7,795,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	8,162,000
Accumulated Depreciation	1,183,000
Operating lease | Three Forks Restaurant: | Dallas, TX
Initial Costs to Company
Land	3,641,000
Buildings And Improvements	5,678,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	9,319,000
Accumulated Depreciation	679,000
Operating lease | TJ Maxx: | Staunton, VA
Initial Costs to Company
Land	933,000
Buildings And Improvements	3,082,000
Total Adjustment to Basis	157,000
Gross Amount at Which Carried At December 31, 2012	4,172,000
Accumulated Depreciation	374,000
Operating lease | Tractor Supply: | Navasota, TX
Initial Costs to Company
Land	348,000
Buildings And Improvements	2,368,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,716,000
Accumulated Depreciation	393,000
Operating lease | Tractor Supply: | Clovis, NM
Initial Costs to Company
Land	695,000
Buildings And Improvements	2,129,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,824,000
Accumulated Depreciation	266,000
Operating lease | Tractor Supply: | Fredericksburg, TX
Initial Costs to Company
Land	593,000
Buildings And Improvements	2,235,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,828,000
Accumulated Depreciation	325,000
Operating lease | Tractor Supply: | Livingston, TN
Initial Costs to Company
Land	430,000
Buildings And Improvements	2,360,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,790,000
Accumulated Depreciation	423,000
Operating lease | Tractor Supply: | Parkersburg, WV
Initial Costs to Company
Land	934,000
Buildings And Improvements	2,050,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,984,000
Accumulated Depreciation	433,000
Operating lease | Tractor Supply: | La Grange, TX
Initial Costs to Company
Land	256,000
Buildings And Improvements	2,091,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,347,000
Accumulated Depreciation	379,000
Operating lease | Tractor Supply: | New Braunfels, TX
Initial Costs to Company
Land	511,000
Buildings And Improvements	2,350,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,861,000
Accumulated Depreciation	424,000
Operating lease | Tractor Supply: | Crockett, TX
Initial Costs to Company
Land	291,000
Buildings And Improvements	1,957,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,248,000
Accumulated Depreciation	349,000
Operating lease | Tractor Supply: | Ankeny, IA
Initial Costs to Company
Land	717,000
Buildings And Improvements	1,984,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,701,000
Accumulated Depreciation	349,000
Operating lease | Tractor Supply: | Greenfield, MN
Initial Costs to Company
Land	1,311,000
Buildings And Improvements	2,367,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,678,000
Accumulated Depreciation	350,000
Operating lease | Tractor Supply: | Marinette, WI
Initial Costs to Company
Land	448,000
Buildings And Improvements	2,123,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,571,000
Accumulated Depreciation	360,000
Operating lease | Tractor Supply: | Paw Paw, MI
Initial Costs to Company
Land	537,000
Buildings And Improvements	2,349,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,886,000
Accumulated Depreciation	348,000
Operating lease | Tractor Supply: | Fairview, TN
Initial Costs to Company
Land	449,000
Buildings And Improvements	2,234,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,683,000
Accumulated Depreciation	323,000
Operating lease | Tractor Supply: | Baytown, TX
Initial Costs to Company
Land	808,000
Buildings And Improvements	2,212,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,020,000
Accumulated Depreciation	317,000
Operating lease | Tractor Supply: | Prior Lake, MN
Initial Costs to Company
Land	1,756,000
Buildings And Improvements	2,948,000
Total Adjustment to Basis	98,000
Gross Amount at Which Carried At December 31, 2012	4,802,000
Accumulated Depreciation	435,000
Operating lease | Tractor Supply: | Rome, NY
Initial Costs to Company
Land	1,231,000
Buildings And Improvements	1,747,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,978,000
Accumulated Depreciation	226,000
Operating lease | Tractor Supply: | Carroll, OH
Initial Costs to Company
Land	798,000
Buildings And Improvements	1,030,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,828,000
Accumulated Depreciation	261,000
Operating lease | Tractor Supply: | Baldwinsville, NY
Initial Costs to Company
Land	1,110,000
Buildings And Improvements	1,938,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,048,000
Accumulated Depreciation	225,000
Operating lease | Tractor Supply: | LaGrange, KY
Initial Costs to Company
Land	584,000
Buildings And Improvements	2,322,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,906,000
Accumulated Depreciation	300,000
Operating lease | Tractor Supply: | Lowville, NY
Initial Costs to Company
Land	126,000
Buildings And Improvements	1,848,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	1,974,000
Accumulated Depreciation	127,000
Operating lease | Tractor Supply: | Malone, NY
Initial Costs to Company
Land	168,000
Buildings And Improvements	1,852,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,020,000
Accumulated Depreciation	127,000
Operating lease | Tractor Supply: | Elletsville, IN
Initial Costs to Company
Land	247,000
Buildings And Improvements	1,992,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,239,000
Accumulated Depreciation	122,000
Operating lease | Tractor Supply: | Mt. Sterling, KY
Initial Costs to Company
Land	471,000
Buildings And Improvements	1,899,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,370,000
Accumulated Depreciation	66,000
Operating lease | TutorTime: | Pittsburgh, PA
Initial Costs to Company
Land	508,000
Buildings And Improvements	391,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	899,000
Accumulated Depreciation	27,000
Operating lease | Victoria Crossing: | Victoria, TX
Initial Costs to Company
Land	2,207,000
Buildings And Improvements	9,531,000
Total Adjustment to Basis	121,000
Gross Amount at Which Carried At December 31, 2012	11,859,000
Accumulated Depreciation	1,497,000
Operating lease | Wadsworth Boulevard: | Denver, CO
Initial Costs to Company
Land	4,723,000
Buildings And Improvements	12,728,000
Total Adjustment to Basis	274,000
Gross Amount at Which Carried At December 31, 2012	17,725,000
Accumulated Depreciation	2,305,000
Operating lease | Walgreens: | Essex, MD
Initial Costs to Company
Land	1,208,000
Buildings And Improvements	4,725,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,933,000
Accumulated Depreciation	548,000
Operating lease | Walgreens: | Shreveport, LA
Initial Costs to Company
Land	477,000
Buildings And Improvements	2,648,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,125,000
Accumulated Depreciation	396,000
Operating lease | Walgreens: | San Antonio, TX
Initial Costs to Company
Land	991,000
Buildings And Improvements	3,005,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,996,000
Accumulated Depreciation	292,000
Operating lease | Walgreens: | Topeka, KS
Initial Costs to Company
Land	860,000
Buildings And Improvements	2,142,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,002,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Crossville, TN
Initial Costs to Company
Land	878,000
Buildings And Improvements	3,154,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,032,000
Accumulated Depreciation	393,000
Operating lease | Walgreens: | Cincinnati, OH
Initial Costs to Company
Land	1,335,000
Buildings And Improvements	3,272,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,607,000
Accumulated Depreciation	492,000
Operating lease | Walgreens: | Dallas, TX
Initial Costs to Company
Land	992,000
Buildings And Improvements	2,749,000
Total Adjustment to Basis	619,000
Gross Amount at Which Carried At December 31, 2012	4,360,000
Accumulated Depreciation	487,000
Operating lease | Walgreens: | Albany, GA
Initial Costs to Company
Land	929,000
Buildings And Improvements	3,177,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,106,000
Accumulated Depreciation	381,000
Operating lease | Walgreens: | Picayune, MS
Initial Costs to Company
Land	1,212,000
Buildings And Improvements	2,548,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,760,000
Accumulated Depreciation	428,000
Operating lease | Walgreens: | Memphis, TN
Initial Costs to Company
Land	693,000
Buildings And Improvements	3,827,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,520,000
Accumulated Depreciation	380,000
Operating lease | Walgreens: | Rome, NY
Initial Costs to Company
Land	1,170,000
Buildings And Improvements	3,121,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,291,000
Accumulated Depreciation	365,000
Operating lease | Walgreens: | Brainerd, MN
Initial Costs to Company
Land	981,000
Buildings And Improvements	2,882,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,863,000
Accumulated Depreciation	594,000
Operating lease | Walgreens: | Florissant, MO
Initial Costs to Company
Land	1,482,000
Buildings And Improvements	3,205,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,687,000
Accumulated Depreciation	590,000
Operating lease | Walgreens: | St Louis (Gravois), MO
Initial Costs to Company
Land	2,220,000
Buildings And Improvements	3,305,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,525,000
Accumulated Depreciation	609,000
Operating lease | Walgreens: | St Louis (Telegraph), MO
Initial Costs to Company
Land	1,745,000
Buildings And Improvements	2,875,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,620,000
Accumulated Depreciation	530,000
Operating lease | Walgreens: | Columbia, MO
Initial Costs to Company
Land	2,353,000
Buildings And Improvements	3,351,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,704,000
Accumulated Depreciation	658,000
Operating lease | Walgreens: | Olivette, MO
Initial Costs to Company
Land	3,077,000
Buildings And Improvements	3,798,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,875,000
Accumulated Depreciation	725,000
Operating lease | Walgreens: | Knoxville, TN
Initial Costs to Company
Land	1,826,000
Buildings And Improvements	2,465,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,291,000
Accumulated Depreciation	474,000
Operating lease | Walgreens: | Madeira, OH
Initial Costs to Company
Land	1,060,000
Buildings And Improvements	2,911,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,971,000
Accumulated Depreciation	439,000
Operating lease | Walgreens: | Sharonville, OH
Initial Costs to Company
Land	1,203,000
Buildings And Improvements	2,836,000
Total Adjustment to Basis	352,000
Gross Amount at Which Carried At December 31, 2012	4,391,000
Accumulated Depreciation	472,000
Operating lease | Walgreens: | Bridgetown, OH
Initial Costs to Company
Land	1,537,000
Buildings And Improvements	2,356,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,893,000
Accumulated Depreciation	356,000
Operating lease | Walgreens: | Bryan, TX
Initial Costs to Company
Land	783,000
Buildings And Improvements	4,792,000
Total Adjustment to Basis	(4,000)
Gross Amount at Which Carried At December 31, 2012	5,571,000
Accumulated Depreciation	685,000
Operating lease | Walgreens: | Harris County, TX
Initial Costs to Company
Land	1,651,000
Buildings And Improvements	3,007,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,658,000
Accumulated Depreciation	448,000
Operating lease | Walgreens: | Gainesville, FL
Initial Costs to Company
Land	1,079,000
Buildings And Improvements	2,398,000
Total Adjustment to Basis	18,000
Gross Amount at Which Carried At December 31, 2012	3,495,000
Accumulated Depreciation	344,000
Operating lease | Walgreens: | Kansas City (63rd St), MO
Initial Costs to Company
Land	1,255,000
Buildings And Improvements	2,944,000
Total Adjustment to Basis	363,000
Gross Amount at Which Carried At December 31, 2012	4,562,000
Accumulated Depreciation	458,000
Operating lease | Walgreens: | Kansas City (Independence), MO
Initial Costs to Company
Land	1,233,000
Buildings And Improvements	3,066,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,299,000
Accumulated Depreciation	430,000
Operating lease | Walgreens: | Kansas City (Linwood), MO
Initial Costs to Company
Land	1,066,000
Buildings And Improvements	2,634,000
Total Adjustment to Basis	202,000
Gross Amount at Which Carried At December 31, 2012	3,902,000
Accumulated Depreciation	391,000
Operating lease | Walgreens: | Kansas City (Troost), MO
Initial Costs to Company
Land	1,149,000
Buildings And Improvements	3,288,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,437,000
Accumulated Depreciation	460,000
Operating lease | Walgreens: | Fort Worth, TX
Initial Costs to Company
Land	276,000
Buildings And Improvements	2,982,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,258,000
Accumulated Depreciation	411,000
Operating lease | Walgreens: | Richmond, VA
Initial Costs to Company
Land	745,000
Buildings And Improvements	2,902,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,647,000
Accumulated Depreciation	417,000
Operating lease | Walgreens: | Dallas, TX
Initial Costs to Company
Land	367,000
Buildings And Improvements	2,214,000
Total Adjustment to Basis	(1,000)
Gross Amount at Which Carried At December 31, 2012	2,580,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Brentwood, TN
Initial Costs to Company
Land	2,904,000
Buildings And Improvements	2,179,000
Total Adjustment to Basis	(74,000)
Gross Amount at Which Carried At December 31, 2012	5,009,000
Accumulated Depreciation	294,000
Operating lease | Walgreens: | Harriman, TN
Initial Costs to Company
Land	1,133,000
Buildings And Improvements	3,526,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,659,000
Accumulated Depreciation	470,000
Operating lease | Walgreens: | Beverly Hills, TX
Initial Costs to Company
Land	1,286,000
Buildings And Improvements	2,562,000
Total Adjustment to Basis	691,000
Gross Amount at Which Carried At December 31, 2012	4,539,000
Accumulated Depreciation	413,000
Operating lease | Walgreens: | Waco, TX
Initial Costs to Company
Land	1,138,000
Buildings And Improvements	2,683,000
Total Adjustment to Basis	700,000
Gross Amount at Which Carried At December 31, 2012	4,521,000
Accumulated Depreciation	431,000
Operating lease | Walgreens: | Cincinnati (Seymour), OH
Initial Costs to Company
Land	756,000
Buildings And Improvements	2,587,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,343,000
Accumulated Depreciation	351,000
Operating lease | Walgreens: | Oneida, TN
Initial Costs to Company
Land	555,000
Buildings And Improvements	3,938,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,493,000
Accumulated Depreciation	501,000
Operating lease | Walgreens: | Batesville, MS
Initial Costs to Company
Land	1,558,000
Buildings And Improvements	3,265,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,823,000
Accumulated Depreciation	415,000
Operating lease | Walgreens: | Elmira, NY
Initial Costs to Company
Land	1,996,000
Buildings And Improvements	3,831,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,827,000
Accumulated Depreciation	463,000
Operating lease | Walgreens: | Hibbing, MN
Initial Costs to Company
Land	1,048,000
Buildings And Improvements	2,763,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,811,000
Accumulated Depreciation	326,000
Operating lease | Walgreens: | Bath, NY
Initial Costs to Company
Land	1,114,000
Buildings And Improvements	2,924,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,038,000
Accumulated Depreciation	348,000
Operating lease | Walgreens: | Chino Valley, AZ
Initial Costs to Company
Land	1,779,000
Buildings And Improvements	3,014,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,793,000
Accumulated Depreciation	347,000
Operating lease | Walgreens: | Columbus, MS
Initial Costs to Company
Land	1,193,000
Buildings And Improvements	2,831,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,024,000
Accumulated Depreciation	346,000
Operating lease | Walgreens: | Mobile, AL
Initial Costs to Company
Land	1,654,000
Buildings And Improvements	3,286,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,940,000
Accumulated Depreciation	385,000
Operating lease | Walgreens: | Akron, OH
Initial Costs to Company
Land	565,000
Buildings And Improvements	1,961,000
Total Adjustment to Basis	86,000
Gross Amount at Which Carried At December 31, 2012	2,612,000
Accumulated Depreciation	235,000
Operating lease | Walgreens: | Broken Arrow, OK
Initial Costs to Company
Land	770,000
Buildings And Improvements	1,274,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,044,000
Accumulated Depreciation	160,000
Operating lease | Walgreens: | Jacksonville, FL
Initial Costs to Company
Land	1,044,000
Buildings And Improvements	4,178,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,222,000
Accumulated Depreciation	474,000
Operating lease | Walgreens: | LaMarque, TX
Initial Costs to Company
Land	450,000
Buildings And Improvements	3,461,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,911,000
Accumulated Depreciation	389,000
Operating lease | Walgreens: | Newton, IA
Initial Costs to Company
Land	505,000
Buildings And Improvements	3,456,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,961,000
Accumulated Depreciation	392,000
Operating lease | Walgreens: | Saginaw, MI
Initial Costs to Company
Land	801,000
Buildings And Improvements	2,977,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,778,000
Accumulated Depreciation	342,000
Operating lease | Walgreens: | Seattle, WA
Initial Costs to Company
Land	2,944,000
Buildings And Improvements	3,206,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	6,150,000
Accumulated Depreciation	364,000
Operating lease | Walgreens: | Tulsa, OK
Initial Costs to Company
Land	651,000
Buildings And Improvements	2,168,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,819,000
Accumulated Depreciation	256,000
Operating lease | Walgreens: | Tulsa, OK
Initial Costs to Company
Land	192,000
Buildings And Improvements	1,935,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,127,000
Accumulated Depreciation	231,000
Operating lease | Walgreens: | Evansville, IN
Initial Costs to Company
Land	1,131,000
Buildings And Improvements	2,898,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,029,000
Accumulated Depreciation	300,000
Operating lease | Walgreens: | Austin, MN
Initial Costs to Company
Land	1,049,000
Buildings And Improvements	1,940,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,989,000
Accumulated Depreciation	189,000
Operating lease | Walgreens: | Canton, IL
Initial Costs to Company
Land	842,000
Buildings And Improvements	3,046,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,888,000
Accumulated Depreciation	301,000
Operating lease | Walgreens: | Galloway, OH
Initial Costs to Company
Land	1,055,000
Buildings And Improvements	2,834,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,889,000
Accumulated Depreciation	283,000
Operating lease | Walgreens: | Humble, TX
Initial Costs to Company
Land	1,092,000
Buildings And Improvements	3,027,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,119,000
Accumulated Depreciation	294,000
Operating lease | Walgreens: | Parkville, MO
Initial Costs to Company
Land	1,461,000
Buildings And Improvements	2,243,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,704,000
Accumulated Depreciation	227,000
Operating lease | Walgreens: | Toledo, OH
Initial Costs to Company
Land	1,208,000
Buildings And Improvements	3,469,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,677,000
Accumulated Depreciation	339,000
Operating lease | Walgreens: | Antioch, TN
Initial Costs to Company
Land	479,000
Buildings And Improvements	3,411,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,890,000
Accumulated Depreciation	335,000
Operating lease | Walgreens: | Decatur, IL
Initial Costs to Company
Land	680,000
Buildings And Improvements	2,989,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,669,000
Accumulated Depreciation	297,000
Operating lease | Walgreens: | Long Beach, MS
Initial Costs to Company
Land	791,000
Buildings And Improvements	2,600,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,391,000
Accumulated Depreciation	256,000
Operating lease | Walgreens: | Roselle, NJ
Initial Costs to Company
Land	1,632,000
Buildings And Improvements	3,746,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,378,000
Accumulated Depreciation	360,000
Operating lease | Walgreens: | Saraland, AL
Initial Costs to Company
Land	1,415,000
Buildings And Improvements	3,187,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,602,000
Accumulated Depreciation	309,000
Operating lease | Walgreens: | Mt. Pleasant, TX
Initial Costs to Company
Land	1,097,000
Buildings And Improvements	3,447,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,544,000
Accumulated Depreciation	185,000
Operating lease | Walgreens: | Richmond Hill, GA
Initial Costs to Company
Land	1,257,000
Buildings And Improvements	3,304,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	4,561,000
Accumulated Depreciation	160,000
Operating lease | Wal-Mart: | Anderson, SC
Initial Costs to Company
Land	3,265,000
Buildings And Improvements	8,442,000
Total Adjustment to Basis	1,271,000
Gross Amount at Which Carried At December 31, 2012	12,978,000
Accumulated Depreciation	1,414,000
Operating lease | Wal-Mart: | Spencer, IN
Initial Costs to Company
Land	612,000
Buildings And Improvements	1,427,000
Total Adjustment to Basis	157,000
Gross Amount at Which Carried At December 31, 2012	2,196,000
Accumulated Depreciation	243,000
Operating lease | Wal-Mart: | New London, WI
Initial Costs to Company
Land	658,000
Buildings And Improvements	1,938,000
Total Adjustment to Basis	135,000
Gross Amount at Which Carried At December 31, 2012	2,731,000
Accumulated Depreciation	310,000
Operating lease | Wal-Mart: | Bay City, TX
Initial Costs to Company
Land	637,000
Buildings And Improvements	2,558,000
Total Adjustment to Basis	(6,000)
Gross Amount at Which Carried At December 31, 2012	3,189,000
Accumulated Depreciation	365,000
Operating lease | Wal-Mart: | Washington, IL
Initial Costs to Company
Land	1,043,000
Buildings And Improvements	2,386,000
Total Adjustment to Basis	117,000
Gross Amount at Which Carried At December 31, 2012	3,546,000
Accumulated Depreciation	360,000
Operating lease | Wal-Mart: | Borger, TX
Initial Costs to Company
Land	932,000
Buildings And Improvements	1,828,000
Total Adjustment to Basis	(10,000)
Gross Amount at Which Carried At December 31, 2012	2,750,000
Accumulated Depreciation	258,000
Operating lease | Wal-Mart: | Whiteville, NC
Initial Costs to Company
Land	854,000
Buildings And Improvements	1,357,000
Total Adjustment to Basis	245,000
Gross Amount at Which Carried At December 31, 2012	2,456,000
Accumulated Depreciation	225,000
Operating lease | WaWa: | Hockessin, DE
Initial Costs to Company
Land	1,850,000
Buildings And Improvements	2,000,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,850,000
Accumulated Depreciation	393,000
Operating lease | WaWa: | Manahawkin, NJ
Initial Costs to Company
Land	1,359,000
Buildings And Improvements	2,360,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,719,000
Accumulated Depreciation	379,000
Operating lease | WaWa: | Narberth, PA
Initial Costs to Company
Land	1,659,000
Buildings And Improvements	1,782,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,441,000
Accumulated Depreciation	351,000
Operating lease | Wehrenberg Theatre: | Arnold, MO
Initial Costs to Company
Land	2,798,000
Buildings And Improvements	4,604,000
Total Adjustment to Basis	126,000
Gross Amount at Which Carried At December 31, 2012	7,528,000
Accumulated Depreciation	823,000
Operating lease | Weston Shops: | Weston, FL
Initial Costs to Company
Land	6,034,000
Buildings And Improvements	9,573,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	15,607,000
Accumulated Depreciation	1,168,000
Operating lease | Wickes Furniture: | Chicago, IL
Initial Costs to Company
Land	9,896,000
Buildings And Improvements	11,282,000
Total Adjustment to Basis	(11,377,000)
Gross Amount at Which Carried At December 31, 2012	9,801,000
Accumulated Depreciation	804,000
Operating lease | WinCo Foods: | Eureka, CA
Initial Costs to Company
Land	4,277,000
Buildings And Improvements	10,919,000
Total Adjustment to Basis	380,000
Gross Amount at Which Carried At December 31, 2012	15,576,000
Accumulated Depreciation	1,622,000
Operating lease | Winter Garden Village: | Winter Garden, FL
Initial Costs to Company
Land	22,862,000
Buildings And Improvements	151,385,000
Total Adjustment to Basis	2,058,000
Gross Amount at Which Carried At December 31, 2012	176,305,000
Accumulated Depreciation	17,211,000
Direct financing lease
Initial Costs to Company
Land	27,901,000
Buildings And Improvements	57,900,000
Total Adjustment to Basis	4,916,000
Gross Amount at Which Carried At December 31, 2012	90,717,000
Accumulated Depreciation	68,000
Direct financing lease | Academy Sports: | Baton Rouge, LA
Initial Costs to Company
Land	2,719,000
Buildings And Improvements	6,014,000
Total Adjustment to Basis	1,937,000
Gross Amount at Which Carried At December 31, 2012	10,670,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston, TX
Initial Costs to Company
Land	3,953,000
Buildings And Improvements	1,952,000
Total Adjustment to Basis	1,000
Gross Amount at Which Carried At December 31, 2012	5,906,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston (Breton), TX
Initial Costs to Company
Land	1,194,000
Buildings And Improvements	4,675,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,869,000
Accumulated Depreciation	0
Direct financing lease | Academy Sports: | Houston (Southwest), TX
Initial Costs to Company
Land	3,377,000
Buildings And Improvements	5,066,000
Total Adjustment to Basis	3,127,000
Gross Amount at Which Carried At December 31, 2012	11,570,000
Accumulated Depreciation	68,000
Direct financing lease | Academy Sports: | North Richland Hills, TX
Initial Costs to Company
Land	2,097,000
Buildings And Improvements	5,693,000
Total Adjustment to Basis	(153,000)
Gross Amount at Which Carried At December 31, 2012	7,637,000
Accumulated Depreciation	0
Direct financing lease | Best Buy: | Evanston, IL
Initial Costs to Company
Land	3,661,000
Buildings And Improvements	6,984,000
Total Adjustment to Basis	2,000
Gross Amount at Which Carried At December 31, 2012	10,647,000
Accumulated Depreciation	0
Direct financing lease | Best Buy: | Warwick , RI
Initial Costs to Company
Land	3,948,000
Buildings And Improvements	9,544,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	13,492,000
Accumulated Depreciation	0
Direct financing lease | CVS: | Amarillo, TX
Initial Costs to Company
Land	832,000
Buildings And Improvements	2,563,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,395,000
Accumulated Depreciation	0
Direct financing lease | CVS: | Del City, OK
Initial Costs to Company
Land	1,085,000
Buildings And Improvements	4,496,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	5,581,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Chattanooga, TN
Initial Costs to Company
Land	1,023,000
Buildings And Improvements	2,976,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	3,999,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Mantua, NJ
Initial Costs to Company
Land	943,000
Buildings And Improvements	1,495,000
Total Adjustment to Basis	2,000
Gross Amount at Which Carried At December 31, 2012	2,440,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Vineland, NJ
Initial Costs to Company
Land	2,353,000
Buildings And Improvements	4,743,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	7,096,000
Accumulated Depreciation	0
Direct financing lease | Eckerd: | Mableton, GA
Initial Costs to Company
Land	716,000
Buildings And Improvements	1,699,000
Total Adjustment to Basis	0
Gross Amount at Which Carried At December 31, 2012	2,415,000
Accumulated Depreciation	$ 0

Schedule IV - Mortgage Loans on Real Estate Schedule IV - Mortgage Loans on Real Estate (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Maximum
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.47%
Individual mortgage loan to total carrying amount for all mortgage loans, maximum limitation percentage	3.00%
Retail
Mortgage Loans on Real Estate [Line Items]
Face Amount of Mortgages	$ 68,037,000	[1]
Carrying Amount of Mortgages	73,438,000	[1],[2]
Aggregate cost for federal income tax purposes	83,900,000
Changes in the carrying amount of mortgage loans receivable
Balance, beginning of period	76,745,000		79,778,000	82,500,000
Additions:
New mortgage loans	0		0	0
Premium on new mortgage loans and capitalized loan costs	0		0	0
Acquisition costs related to investment in mortgage notes receivable	0		0	0
Deductions:
Collections of principal	(2,585,000)		(2,328,000)	(2,035,000)
Amortization of premium and capitalized loan costs	(722,000)		(705,000)	(687,000)
Balance, end of period	73,438,000		76,745,000	79,778,000
Retail | Cracker Barrel Notes
Mortgage Loans on Real Estate [Line Items]
Interest Rate	9.84%	[1],[3]
Face Amount of Mortgages	38,969,000	[1],[3]
Carrying Amount of Mortgages	41,529,000	[1],[2],[3]
Number of properties securing loans	23
Number of states in which properties are located	16
Retail | KFC Notes
Mortgage Loans on Real Estate [Line Items]
Interest Rate	10.47%	[1],[4]
Face Amount of Mortgages	18,179,000	[1],[4]
Carrying Amount of Mortgages	19,912,000	[1],[2],[4]
Number of properties securing loans	20
Number of states in which properties are located	9
Retail | O���Reilly Notes
Mortgage Loans on Real Estate [Line Items]
Minimum Interest Rate	8.60%	[1],[5]
Maximum Interest Rate	9.35%	[1],[5]
Face Amount of Mortgages	10,889,000	[1],[5]
Carrying Amount of Mortgages	$ 11,997,000	[1],[2],[5]
Number of properties securing loans	26
Number of states in which properties are located	2

[1]	No individual mortgage loan exceeds three percent of the total of the carrying amount for all mortgage loans.
[2]	The aggregate cost for federal income tax purposes is $83.9 million.
[3]	The Cracker Barrel Notes are secured by 23 restaurant properties located in 16 states.
[4]	The KFC Notes are secured by 20 restaurant properties located in nine states.
[5]	The O���Reilly Notes are secured by 26 commercial retail properties located in two states.